UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia California Tax-Exempt Fund

Semiannual Report – April 30, 2007

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Investment Portfolio	4

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	23

Columbia Funds	31

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia California Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	17,451	16,622
Class B	16,198	16,198
Class C	16,675	16,675
Class Z	17,516	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia California Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	0.85
Class B	1.60
Class C	1.60
Class Z	0.62

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		Z
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.28	–3.53	0.90	–4.05	1.05	0.06	1.39
1-year	6.35	1.30	5.56	0.56	5.87	4.87	6.59
5-year	5.13	4.11	4.35	4.01	4.66	4.66	5.21
10-year	5.73	5.21	4.94	4.94	5.25	5.25	5.77

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.53	–3.29	1.15	–3.81	1.31	0.31	1.65
1-year	5.52	0.51	4.73	–0.27	5.05	4.05	5.76
5-year	5.54	4.52	4.75	4.42	5.06	5.06	5.61
10-year	5.75	5.24	4.97	4.97	5.27	5.27	5.79

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class C and Class Z shares are newer classes of shares. Class C performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class Z performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of Class Z shares. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on September 19, 2005.

1

Understanding Your Expenses – Columbia California Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.79	1,020.68	4.14	4.16	0.83
Class B	1,000.00	1,000.00	1,008.98	1,016.96	7.87	7.90	1.58
Class C	1,000.00	1,000.00	1,010.51	1,018.45	6.38	6.41	1.28
Class Z	1,000.00	1,000.00	1,013.88	1,021.82	3.00	3.01	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia California Tax-Exempt Fund

Summary

■  For the six-month period ended April 30, 2007, the fund's Class A shares returned 1.28% without sales charge. The Lehman Brothers Municipal Bond Index, the fund's benchmark, returned 1.59%.1 The average return of the fund's peer group, the Lipper California Municipal Debt Funds Classification, was 1.46%.2 The fund's emphasis on bonds in the five to twenty year maturity range, a sector where rates rose somewhat during the period, generally accounted for its performance shortfall.

■  Declining real estate markets and rising energy costs have brought a pause in California's economic recovery. Yet, the state's unemployment rate remains low, with demand for higher-skilled workers particularly strong. California's growing population continues to force added spending on education, health care and infrastructure needs. Deficit projections over the next few years run into multiple billions despite a state debt load that is already among the nation's heaviest. Although prices are fairly stable, inventories of unsold houses are near ten-year highs. Therefore, we believe any broad rebound must await more vigorous real estate markets, and official state forecasts foresee a possible upturn later in the year.

■  We believe sluggish consumer spending and a slump in housing point to a slowing economy that could restrain inflation and allow the Federal Reserve Board to cut short-term interest rates later this year or early next year. In that scenario, yields on intermediate-term bonds could decline, potentially rewarding the fund's current emphasis on bonds in the five to twenty year maturity range. However, if the economy regains momentum, and if high energy prices feed resurgence in core inflation, we may review our strategy.

Portfolio Management

Gary Swayze has managed the fund since 1997. Mr. Swayze is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)

Class A	7.66
Class B	7.66
Class C	7.66
Class Z	7.66

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.18
Class B	0.15
Class C	0.16
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.03 per share of taxable realized gains.

Summary

6-month (cumulative) return as of 04/30/07

+1.28%

Class A shares (without sales charge)

+1.59%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Investment Portfolio – Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – 97.0%

	Par ($)	Value ($)
Education – 3.1%
Education – 2.7%
CA Educational Facilities Authority
California College of Arts,
Series 2005:
5.000% 06/01/26	1,000,000	1,031,490
5.000% 06/01/35	1,500,000	1,534,995
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/15	1,265,000	904,210
Pooled College & University Projects:
Series 1999 B,
5.250% 04/01/24	1,000,000	1,022,790
Series 2000 B,
6.625% 06/01/20	1,000,000	1,073,600
University of Southern California,
Series 2003 A,
5.000% 10/01/33	2,500,000	2,606,425
Woodbury University,
Series 2006,
5.000% 01/01/25	1,830,000	1,885,083
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	2,000,000	2,068,540
Education Total		12,127,133
Prep School – 0.4%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,770,000	1,832,994
Prep School Total		1,832,994
Education Total		13,960,127
Health Care – 3.9%
Continuing Care Retirement – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
Channing House,
Series 1999,
5.375% 02/15/19	1,700,000	1,752,989
CA Riverside County Public Financing Authority
Air Force Village West, Inc.,
Series 1999,
5.750% 05/15/19	2,000,000	2,060,140
Continuing Care Retirement Total		3,813,129

	Par ($)	Value ($)
Hospitals – 3.0%
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	1,000,000	1,047,640
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 I,
4.950% 07/01/26	1,000,000	1,052,920
Cedars-Sinai Medical Centre,
Series 2005,
5.000% 11/15/27	1,500,000	1,547,295
Stanford Hospital & Clinics,
Series 2003 A,
5.000% 11/15/12	500,000	526,400
Sutter Health,
Series 2042 A,
5.000% 11/15/42	2,000,000	2,065,860
CA Infrastructure & Economic Development Bank
Kaiser Assistance Corp.,
Series 2001 A,
5.550% 08/01/31	2,500,000	2,642,775
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005 A,
5.000% 12/01/22	1,250,000	1,279,737
CA Statewide Communities Development Authority
Catholic Healthcare West,
Series 1999,
6.500% 07/01/20	435,000	474,546
Kaiser Permanente,
Series 2007 A,
4.750% 04/01/33	2,000,000	2,006,200
CA Turlock Health Facility
Emanuel Medical Center, Inc.,
Series 2004,
5.000% 10/15/13	940,000	981,050
Hospitals Total		13,624,423
Health Care Total		17,437,552
Housing – 1.8%
Multi-Family – 1.6%
CA Daly City Housing Development Finance Agency
Linc Franciscan LP,
Series 2002 A,
5.850% 12/15/32	2,000,000	2,202,260

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA Statewide Communities Development Authority
Irvine Apartment Communities LP,
Series 1998 A-4,
5.250% 05/15/25	3,000,000	3,077,040
Oracle Communities Corp.,
Series 2002 E-1,
5.375% 07/01/32	2,000,000	2,048,820
Multi-Family Total		7,328,120
Single-Family – 0.2%
CA Housing Finance Agency
Series 1997 B-3 Class I, AMT,
Insured: FHA
5.400% 08/01/28	530,000	531,304
CA Rural Home Mortgage Finance Authority
Series 1997 A-2, AMT,
Insured: GNMA
7.000% 09/01/29	75,000	75,889
Series 1998 B-5, AMT,
Guarantor: FNMA
6.350% 12/01/29	80,000	81,603
Series 2000 B, AMT,
Guarantor: FNMA
7.300% 06/01/31	65,000	66,830
Series 2000 D, AMT,
Insured: GNMA
7.100% 06/01/31	65,000	66,848
Single-Family Total		822,474
Housing Total		8,150,594
Other – 19.3%
Refunded/Escrowed (c) – 18.2%
CA Anaheim Union High School District
Series 2002 A,
Pre-refunded 08/01/12,
Insured: FSA
5.000% 08/01/25	2,000,000	2,131,820
CA Central Unified School District
Series 1993,
Escrowed to Maturity,
Insured: AMBAC
(a) 03/01/18	20,065,000	12,854,241
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
6.000% 01/01/16	2,000,000	2,122,580

	Par ($)	Value ($)
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Escrowed to Maturity,
5.000% 06/01/12	1,800,000	1,907,532
CA Health Facilities Financing Authority
Kaiser Permanente:
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.000% 06/01/24	3,000,000	3,095,130
Series 1998 B,
Escrowed to Maturity,
5.250% 10/01/13	1,000,000	1,032,530
CA Infrastructure & Economic Development Bank Revenue
Series 2003 A,
Pre-refunded 07/01/26,
Insured: AMBAC
5.125% 07/01/37	4,275,000	4,840,369
CA Inland Empire Solid Waste Financing Authority
Series 1996 B, AMT,
Escrowed to Maturity,
Insured: FSA
6.250% 08/01/11	1,825,000	1,915,812
CA Los Angeles County Metropolitan Transportation Authority
Series 2000 A,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/30	3,000,000	3,176,430
CA Los Angeles County Public Works Financing Authority
Series 2000 VI-A,
Pre-refunded 05/01/10,
Insured: AMBAC
5.625% 05/01/26	2,500,000	2,645,050
CA Metropolitan Water District of Southern California
Series 1993 A,
Escrowed to Maturity,
5.750% 07/01/21	2,865,000	3,290,911
CA Monterey County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.000% 08/01/32	2,000,000	2,105,360
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/21	2,010,000	1,100,696

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA Pleasanton-Suisun City Home Financing Authority
Series 1984 A,
Escrowed to Maturity,
Insured: MBIA
(a) 10/01/16	5,270,000	3,586,393
CA Pomona
Series 1990 B,
Escrowed to Maturity,
Insured: GNMA
7.500% 08/01/23	1,000,000	1,308,450
CA Redding Electric Systems Revenue
Series 1992 A, IFRN,
Escrowed to Maturity,
Insured: MBIA
8.903% 07/01/22(d)	690,000	944,927
CA Riverside County
Series 1989 A, AMT,
Escrowed to Maturity,
Insured: GNMA
7.800% 05/01/21	2,500,000	3,413,350
CA Sacramento City Financing Authority
City Hall & Redevelopment,
Series 2002 A,
Pre-refunded 12/01/12,
Insured: FSA
5.000% 12/01/32	1,500,000	1,601,445
CA San Francisco Bay Area Rapid Transit Financing Authority
Series 2001,
Pre-refunded 07/01/11,
Insured: AMBAC
5.000% 07/01/26	1,475,000	1,553,632
CA San Joaquin Hills Transportation Corridor Agency
Series 1993,
Escrowed to Maturity,
(a) 01/01/20	15,400,000	9,083,998
CA San Jose Redevelopment Agency
Series 1993,
Escrowed to Maturity,
Insured: MBIA
6.000% 08/01/15	1,405,000	1,630,545
CA Statewide Communities Development Authority
Certificates of Participation, Catholic West,
Series 1999,
Pre-refunded 07/01/10,
6.500% 07/01/20	1,065,000	1,164,833

	Par ($)	Value ($)
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	2,440,000	2,803,316
CA State
Series 2000:
Pre-refunded 05/01/10:
5.625% 05/01/26	2,780,000	2,964,148
Pre-refunded 09/01/10,
Insured: FGIC
5.250% 09/01/30	2,600,000	2,736,110
Series 2004,
5.000% 02/01/33	1,000,000	1,078,230
CA West Kern County Water District
Series 2001,
Pre-refunded 06/01/10,
5.625% 06/01/31	1,500,000	1,598,640
CA Whisman School District
Series 1996 A,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/16	1,645,000	1,136,563
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Economically Defeased to Maturity,
5.500% 10/01/32	1,500,000	1,603,155
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Pre-refunded 02/01/12,
5.500% 08/01/29	1,520,000	1,637,663
Refunded/Escrowed Total		82,063,859
Tobacco – 1.1%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1,
5.000% 06/01/33	5,000,000	4,978,100
Tobacco Total		4,978,100
Other Total		87,041,959

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
Other Revenue – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
Sacramento Convention Center,
Series 1999 A,
6.250% 01/01/30	3,490,000	3,641,501
Hotels Total		3,641,501
Other Revenue Total		3,641,501
Resource Recovery – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
Series 2003 A, AMT,
4.950% 12/01/12	2,000,000	2,085,860
Disposal Total		2,085,860
Resource Recovery Total		2,085,860
Tax-Backed – 50.5%
Local Appropriated – 7.5%
CA Alameda County
Series 1989,
Insured: MBIA
(a) 06/15/14	2,185,000	1,652,384
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/14	3,500,000	4,000,045
CA Antelope Valley East- Kern Water Agency
Certificates of Participation,
Series A-1
Insured: FGIC
4.375% 06/01/37	2,500,000	2,415,875
CA Bodega Bay Fire Protection District
Certificates of Participation,
Series 1996,
6.450% 10/01/31	1,185,000	1,251,313
CA Los Angeles Convention & Exhibition Center Authority
Series 1993 A,
Insured: MBIA
6.000% 08/15/10	2,000,000	2,144,400
CA Los Angeles County Schools
Regionalized Business Services Corp.,
Series 1999 A,
Insured: AMBAC:
(a) 08/01/16	1,945,000	1,330,516
(a) 08/01/17	1,980,000	1,292,188

	Par ($)	Value ($)
CA Modesto
Certificates of Participation,
Series 1993 A,
Insured: AMBAC
5.000% 11/01/23	2,235,000	2,463,171
CA Sacramento City Financing Authority
Series 1993 A,
Insured: AMBAC
5.375% 11/01/14	1,100,000	1,174,789
Series 2006,
Insured: AMBAC
5.250% 12/01/22	2,500,000	2,822,450
CA San Joaquin County
Certificates of Participation,
Series 1993,
Insured: MBIA
5.500% 11/15/13	1,750,000	1,897,577
CA Santa Ana Financing Authority
Series 1994 A,
Insured: MBIA
6.250% 07/01/18	6,035,000	7,242,121
CA Victor Elementary School District
Series 1996,
Insured: MBIA
6.450% 05/01/18	3,345,000	3,939,139
Local Appropriated Total		33,625,968
Local General Obligations – 20.2%
CA Cabrillo Unified School District
Series 1996 A,
Insured: AMBAC
(a) 08/01/15	3,000,000	2,160,780
CA Central Valley School District Financing Authority
Series 1998 A,
Insured: MBIA
6.450% 02/01/18	1,000,000	1,166,740
CA Clovis Unified School District
Series 2001 A,
Insured: FGIC
(a) 08/01/16	3,000,000	2,065,260
CA Corona-Norco Unified School District
Series 2001 C,
Insured: FGIC
(a) 09/01/17	1,000,000	655,580
CA Culver City School Facilities Financing Authority
Series 2005,
Insured: FSA:
5.500% 08/01/25	655,000	772,920
5.500% 08/01/26	1,750,000	2,071,300

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA East Side Union High School District Santa Clara County
Series 2003 B,
Insured: MBIA
5.250% 08/01/26	2,010,000	2,303,942
CA East Whittier City School District
Series 1997 A,
Insured: FGIC
5.750% 08/01/17	1,675,000	1,879,467
CA Fillmore Unified School District
Series 1997 A,
Insured: FGIC:
(a) 07/01/11	950,000	810,683
(a) 07/01/12	980,000	803,433
(a) 07/01/17	650,000	429,124
CA Fresno Unified School District
Series 2002 A,
Insured: MBIA
6.000% 02/01/19	2,480,000	2,954,151
CA Golden West Schools Financing Authority
Beverley Hills Unified School District,
Series 2005,
Insured: FGIC
5.250% 08/01/18	1,000,000	1,120,020
Placentia Yorba Linda Unified,
Series 2006,
Insured: AMBAC
5.500% 08/01/24	1,825,000	2,136,163
CA Grossmont Union High School District
Series 2006,
Insured: MBIA
(a) 08/01/28	5,000,000	1,962,200
CA Hacienda La Puente Unified School District
Series 2005,
Insured: FGIC
5.000% 08/01/19	2,050,000	2,246,923
CA Jefferson Union High School District
Series 2000 A,
Insured: MBIA
6.450% 08/01/25	1,000,000	1,287,460
CA Lafayette
Series 2002,
5.125% 07/15/25	1,995,000	2,114,999
CA Larkspur School District
Series 2000 A,
5.250% 08/01/25	3,050,000	3,206,129

	Par ($)	Value ($)
CA Las Virgenes Unified School District
Series 1997 C,
Insured: FGIC
(a) 11/01/20	1,205,000	682,018
CA Lompoc Unified School District
Election of 2002,
Series 2003 A,
Insured: FGIC
5.000% 08/01/27	4,065,000	4,251,055
CA Los Angeles Unified School District
Series 2002 B,
Insured: AMBAC
4.500% 07/01/31	2,500,000	2,518,150
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	2,500,000	2,879,550
CA Manteca Unified School District
Series 2006,
Insured: MBIA
(a) 08/01/32	5,440,000	1,759,568
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/16	1,500,000	1,032,630
CA New Haven Unified School District
Series 2002,
Insured: FSA
12.000% 08/01/17	1,565,000	2,611,907
CA Oak Park Unified School District
Series 2000,
Insured: FSA
(a) 05/01/14	2,095,000	1,593,038
CA Oxnard Union High School District
Series 2001 A,
Insured: MBIA
5.650% 02/01/17 (e)	960,000	1,054,896
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,000,000	1,097,380
CA Pomona Unified School District
Series 2001 A,
Insured: MBIA
5.900% 02/01/16	845,000	978,003
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/23	2,685,000	3,056,765

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA Redwood City Elementary School District
Series 1997,
Insured: FGIC
(a) 08/01/18	2,385,000	1,496,325
CA Rocklin Unified School District
Series 1995 C,
Insured: MBIA
(a) 07/01/20	6,920,000	3,785,932
Series 2003,
Insured: FGIC
(a) 08/01/17	2,000,000	1,310,500
CA San Diego Community College District
Series 2003 A,
Insured: FSA
5.000% 05/01/22	1,000,000	1,050,170
CA San Diego Unified School District
Series 2005 C-2,
Insured: FSA
5.500% 07/01/19	2,000,000	2,286,700
CA San Juan Unified School District
Series 2001,
Insured: FSA
(a) 08/01/15	2,760,000	1,987,918
CA San Marino Unified School District
Series 1998 B,
5.000% 06/01/23	1,000,000	1,101,480
CA San Mateo County Community College
Series 2006 A,
Insured: MBIA
(a) 09/01/26	4,000,000	1,717,640
Series 2006 C,
Insured: MBIA
(a) 09/01/26	1,925,000	826,614
CA San Mateo Union High School District
Series 2000 B,
Insured: FGIC
(a) 09/01/26	4,005,000	1,719,787
CA Sanger Unified School District
Series 1999,
Insured: MBIA
5.350% 08/01/15	1,500,000	1,612,245
CA Saratoga
Series 2001,
Insured: MBIA
5.250% 08/01/31	2,000,000	2,098,000

	Par ($)	Value ($)
CA Simi Valley Unified School District
Series 1997,
Insured: AMBAC
5.250% 08/01/22	925,000	1,042,438
CA South San Francisco Unified School District
Series 2006,
Insured: MBIA
5.250% 09/15/22	1,500,000	1,700,745
CA Tahoe-Truckee Unified School District
No. 1-A,
Series 1999,
Insured: FGIC
(a) 08/01/23	3,780,000	1,878,169
No. 2-A,
Series 1999,
Insured: FGIC
(a) 08/01/24	2,965,000	1,406,418
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(a) 09/01/19	1,750,000	1,042,930
CA Upland Unified School District
Series 2001,
Insured: FSA
5.125% 08/01/25	750,000	795,375
CA West Contra Costa Unified School District
Series 2001 A,
Insured: MBIA
5.600% 02/01/20(e)	1,610,000	1,791,914
Series 2005 D,
Insured: FGIC
(a) 08/01/22	5,000,000	2,601,400
CA West Covina Unified School District
Series 2002 A,
Insured: MBIA
5.250% 02/01/19(e)	725,000	781,028
CA Yuba City Unified School District
Series 2000,
Insured: FGIC
(a) 09/01/20	2,385,000	1,359,402
Local General Obligations Total		91,055,364
Special Non-Property Tax – 2.8%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA
(a) 09/01/20	3,630,000	2,063,619

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA San Francisco Bay Area Rapid Transit Financing Authority
Series 2001,
Insured: AMBAC
5.000% 07/01/26	525,000	544,131
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: MBIA
6.250% 07/01/12	3,000,000	3,358,260
Series 1998 A,
Insured: MBIA
4.750% 07/01/38	2,250,000	2,357,257
Series 2002 E,
Insured: FSA
5.500% 07/01/14	2,000,000	2,218,140
Series 2006 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,262,620
Special Non-Property Tax Total		12,804,027
Special Property Tax – 13.0%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	135,000	136,704
CA Cerritos Public Financing Authority
Los Coyotes Redevelopment,
Series 1993 A,
Insured: AMBAC
6.500% 11/01/23	2,000,000	2,551,980
CA Elk Grove Unified School District
Community Facilities District No. 1,
Series 1995 A,
Insured: AMBAC:
(a) 12/01/18	2,720,000	1,682,538
6.500% 12/01/24	4,055,000	5,218,136
CA Inglewood Redevelopment Agency
Series 1998 A,
Insured: AMBAC
5.250% 05/01/23	1,000,000	1,123,010
CA Lancaster Financing Authority
Series 2003,
Insured: MBIA
5.125% 02/01/17	1,270,000	1,384,262
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/22	3,385,000	3,899,452

	Par ($)	Value ($)
Series 2006 C,
Insured: AMBAC
5.500% 08/01/31	3,250,000	3,866,460
CA Los Angeles Community Redevelopment Agency
Series 1998 C,
Insured: MBIA
5.375% 07/01/18	1,665,000	1,864,717
CA Los Angeles County Public Works Financing Authority
J.F. Shea Co.,
Series 1996 A,
Insured: FSA
5.500% 10/01/18	2,895,000	3,182,039
Regional Park & Open Space:
Series 1997 A,
5.500% 10/01/08	225,000	228,931
Series 2005,
Insured: FSA
5.250% 10/01/18	2,000,000	2,242,920
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	1,500,000	1,579,755
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	8,400,000	8,920,632
CA Oceanside Community Facilities
Ocean Ranch Corp.,
Series 2004,
5.875% 09/01/34	1,000,000	1,040,590
CA Orange County Community Facilities District
Ladera Ranch,
Series 2004 A,
5.625% 08/15/34	850,000	897,404
CA Redwood City Community Facilities District No. 1
Series 2003 B,
5.950% 09/01/28	750,000	784,650
CA Riverside County Public Financing Authority
Series 1991 A,
8.000% 02/01/18	20,000	20,083
CA San Bernardino Joint Powers Financing Authority
Series 1998 A,
Insured: AMBAC
5.750% 07/01/14	985,000	1,107,130
Series 2005 A,
Insured: FSA
5.750% 10/01/24	2,420,000	2,883,357

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA San Jose Redevelopment Agency
Series 1993,
Insured: MBIA
6.000% 08/01/15	2,790,000	3,218,572
CA Santa Margarita - Dana Point Authority
Series 1994 B,
Insured: MBIA
7.250% 08/01/13	2,000,000	2,390,120
CA Santa Margarita Water District
Community Facilities District No. 99-1,
Series 2003,
6.000% 09/01/30	1,000,000	1,056,090
CA Sulphur Springs Unified School District
Series 2002-1-A,
6.000% 09/01/33	1,500,000	1,586,445
CA West Covina Redevelopment Agency
Series 1996,
6.000% 09/01/17	5,000,000	5,580,000
Special Property Tax Total		58,445,977
State Appropriated – 2.5%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,500,000	1,649,820
Various State Prisons Projects,
Series 1993 A,
Insured: AMBAC:
5.000% 12/01/19	6,000,000	6,512,160
5.250% 12/01/13	2,500,000	2,683,325
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
5.500% 08/01/29	480,000	504,029
State Appropriated Total		11,349,334
State General Obligations – 4.5%
CA State
Series 1993,
Insured: MBIA
5.500% 04/01/12	2,770,000	3,000,076
Series 1995,
5.750% 03/01/09	65,000	65,417
Series 2000,
5.625% 05/01/26	220,000	233,451
Series 2003,
5.250% 02/01/20	1,250,000	1,390,263
Series 2004,
5.250% 04/01/34	1,500,000	1,639,590
Series 2007,
4.500% 08/01/26	2,500,000	2,501,800

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA
6.250% 07/01/13	2,750,000	3,130,243
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 C,
5.500% 07/01/14	500,000	546,320
PR Commonwealth of Puerto Rico
Series 1995,
Insured: MBIA
5.650% 07/01/15	1,000,000	1,113,050
Series 1996,
Insured: MBIA
6.500% 07/01/14	2,000,000	2,340,080
Series 2004 A:
5.250% 07/01/21	2,000,000	2,137,660
5.250% 07/01/22	2,000,000	2,133,820
State General Obligations Total		20,231,770
Tax-Backed Total		227,512,440
Transportation – 2.5%
Airports – 0.2%
CA San Diego County Regional Airport Authority
Series 2005, AMT,
Insured: AMBAC
5.250% 07/01/20	750,000	821,820
Airports Total		821,820
Toll Facilities – 1.9%
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Insured: MBIA
5.000% 01/01/35	2,000,000	2,050,560
Series 1999:
5.750% 01/15/40	4,000,000	4,184,240
Insured: MBIA
5.125% 01/15/15	2,000,000	2,093,440
Toll Facilities Total		8,328,240
Transportation – 0.4%
CA San Francisco Bay Area Rapid Transit
Series 2005 A,
Insured: MBIA
4.250% 07/01/25	2,000,000	1,984,140
Transportation Total		1,984,140
Transportation Total		11,134,200

See Accompanying Notes to Financial Statements.

11

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
Utilities – 14.6%
Investor Owned – 1.9%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	2,000,000	2,192,860
San Diego Gas D,
Series 2005, AMT,
5.000% 12/01/27	3,500,000	3,666,985
CA Pollution Control Financing Authority
San Diego Gas & Electric Co.,
Series 1996 A,
Insured: AMBAC
5.900% 06/01/14	2,650,000	2,998,395
Investor Owned Total		8,858,240
Joint Power Authority – 0.2%
CA MSR Public Power Agency
Series 2001 I,
Insured: MBIA
5.000% 07/01/12	1,000,000	1,051,330
Joint Power Authority Total		1,051,330
Municipal Electric – 4.7%
CA Sacramento Municipal Utility District
Series 1993 G,
Insured: MBIA
6.500% 09/01/13	1,500,000	1,672,665
Series 1997 K,
Insured: AMBAC:
5.250% 07/01/24	2,220,000	2,535,307
5.700% 07/01/17	1,900,000	2,195,963
Series 2001 N,
Insured: MBIA
5.000% 08/15/28	2,000,000	2,074,840
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	4,000,000	4,626,600
Series 2003 A-1,
Insured: AMBAC
5.000% 07/01/25	1,000,000	1,051,350
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1989 O,
(a) 07/01/17	2,490,000	1,608,266
Series 2000 HH,
Insured: FSA
5.250% 07/01/29	5,000,000	5,284,800
Municipal Electric Total		21,049,791

	Par ($)	Value ($)
Water & Sewer – 7.8%
CA Big Bear Lake
Series 1996,
Insured: MBIA
6.000% 04/01/15	1,350,000	1,516,968
CA Contra Costa Water District
Series 2002 L,
Insured: FSA
5.000% 10/01/24	1,920,000	2,014,560
CA Department of Water Resources
Series 2001 W,
Insured: FSA
5.500% 12/01/14	2,000,000	2,235,040
CA Eastern Municipal Water District
Certificates of Participation,
Series 1991,
Insured: FGIC
6.750% 07/01/12	1,000,000	1,102,860
CA Elsinore Valley Municipal Water District
Certificates of Participation,
Series 1992 A,
Insured: FGIC
6.000% 07/01/12	2,500,000	2,714,925
CA Fresno
Series 1993 A-1,
Insured: AMBAC
6.250% 09/01/14	5,000,000	5,634,450
CA Los Angeles Department of Water & Power
Series 2001 A:
5.125% 07/01/41	3,000,000	3,091,860
Insured: FGIC
5.125% 07/01/41	3,000,000	3,102,270
CA Manteca Financing Authority
Series 2003 B,
Insured: MBIA
5.000% 12/01/33	780,000	780,031
CA Metropolitan Water District of Southern California
Series 1993 A,
5.750% 07/01/21	3,635,000	4,261,674
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	2,000,000	2,350,360
CA Sacramento County Sanitation District
Series 2001,
Insured: AMBAC
5.500% 12/01/18	2,000,000	2,291,920

See Accompanying Notes to Financial Statements.

12

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CA Santa Clara Valley Water District
Series 2006,
Insured: FSA
4.250% 06/01/30	2,500,000	2,428,925
CA Santa Maria Water & Wastewater
Series 1997 A,
Insured: AMBAC
(a) 08/01/14	2,000,000	1,504,920
Water & Sewer Total		35,030,763
Utilities Total		65,990,124
Total Municipal Bonds (cost of $401,216,409)		436,954,357
Municipal Preferred Stock – 0.5%
	Shares
Housing – 0.5%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49(f)	2,000,000	2,040,140
Multi-Family Total		2,040,140
Housing Total		2,040,140
Total Municipal Preferred Stock (cost of $2,000,000)		2,040,140
Other – 0.0%
CA Statewide Communities Development Authority
United Airlines, Inc.,
Series 2001
07/01/39(g)(h)	2,000,000	72,000
Total Other (cost of $0)		72,000
	Par ($)
Purchased Put Options – 0.0%
10 Year U.S. Treasury Notes Futures
Strike Price: $107.00
Expiring: 05/19/07	1,045,000	81,640
Total Purchased Put Options (cost of $231,990)		81,640
	Shares
Investment Company – 0.0%
Dreyfus California Tax-Exempt Money Market Fund	2,446	2,446
Total Investment Company (cost of $2,446)		2,446

Short-Term Obligations – 1.5%

	Par ($)	Value ($)
Variable Rate Demand Notes(i) – 1.5%
CA Adelanto Public Utility Authority
Series 2005 A,
Insured: AMBAC,
SPA: Dexia Credit Local
3.930% 11/01/34	1,400,000	1,400,000
CA Department of Water Resources
Power Supply Revenue,
Series 2002 B-2,
LOC: BNP Paribas
3.900% 05/01/22	1,000,000	1,000,000
Series 2002 B-6,
LOC: State Street Bank & Trust Co.
3.930% 05/01/22	500,000	500,000
CA Infrastructure & Economic Development Bank Revenue
Rand Corp.,
Series 2002 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.000% 04/01/42	700,000	700,000
CA Irvine Improvement Bond Act 1915
Assessment District No. 97-16,
Series 1997,
LOC: State Street Bank & Trust Co.
3.930% 09/02/22	1,300,000	1,300,000
CA Irvine Ranch Water District
Series 1991 B,
LOC: Landesbank Hessen-Thuringen Girozentrale
3.840% 08/01/16	800,000	800,000
CA Madera Irrigation Financing Authority
Series 2005 A,
Insured: XLCA,
SPA: Dexia Credit Local
3.930% 01/01/36	1,200,000	1,200,000
Variable Rate Demand Notes Total		6,900,000
Total Short-Term Obligations (cost of $6,900,000)		6,900,000
Total Investments – 99.0% (cost of $410,350,845)(j)		446,050,583
Other Assets & Liabilities, Net – 1.0%		4,664,452
Net Assets – 100.0%		450,715,035

See Accompanying Notes to Financial Statements.

13

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At April 30, 2007, the value of this security amounted to $1,832,994, which represents 0.4% of net assets. Additional information on this restricted security is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority; Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,790,000

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(e)  Illiquid security.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of this security, which is not illiquid, amounts to $2,040,140, which represents 0.4% of net assets.

(g)  Non-income producing

(h)  Position reflects anticipated residual bankruptcy claims.

(i)  Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of April 30, 2007.

(j)  Cost for federal income tax purposes is $410,297,943.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	50.5
Other	19.3
Utilities	14.6
Health Care	3.9
Education	3.1
Transportation	2.5
Housing	2.3
Other Revenue	0.8
Resource Recovery	0.5
	97.5
Other	0.0	*
Purchased Put Options	0.0	*
Investment Company	0.0	*
Short-Term Obligations	1.5
Other Assets & Liabilities, Net	1.0
	100.0

*  Represented less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

14

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund
April 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	410,350,845
	Total investments, at value	446,050,583
	Cash	97,629
	Receivable for:
	Investments sold	1,624,980
	Fund shares sold	2,310,783
	Interest	5,517,531
	Security lending	5
	Expense reimbursement due from Investment Advisor	33,525
	Deferred Trustees' compensation plan	29,365
	Other assets	2,606
	Total Assets	455,667,007
Liabilities	Payable for:
	Investments purchased	2,065,840
	Fund shares repurchased	1,685,686
	Distributions	815,916
	Investment advisory fee	186,058
	Transfer agent fee	19,948
	Pricing and bookkeeping fees	19,109
	Trustees' fees	55,763
	Custody fee	4,432
	Distribution and service fees	68,939
	Chief compliance officer expenses	916
	Deferred Trustees' compensation plan	29,365
	Total Liabilities	4,951,972
	Net Assets	450,715,035
Net Assets Consist of	Paid-in capital	414,916,465
	Undistributed net investment income	330,055
	Accumulated net realized loss	(231,223)
	Net unrealized appreciation on investments	35,699,738
	Net Assets	450,715,035
Class A	Net assets	290,025,704
	Shares outstanding	37,887,046
	Net asset value per share	7.66	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.66/0.9525)	8.04	(b)
Class B	Net assets	20,538,388
	Shares outstanding	2,682,965
	Net asset value and offering price per share	7.66	(a)
Class C	Net assets	15,755,014
	Shares outstanding	2,058,128
	Net asset value and offering price per share	7.66	(a)
Class Z	Net assets	124,395,929
	Shares outstanding	16,250,242
	Net asset value, offering and redemption price per share	7.66

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

15

Statement of Operations – Columbia California Tax-Exempt Fund
For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Interest	10,779,447
	Dividends	32
	Securities lending	10
	Total Investment Income	10,779,489
Expenses	Investment advisory fee	1,120,279
	Distribution fee:
	Class B	82,668
	Class C	59,883
	Service fee:
	Class A	335,996
	Class B	25,705
	Class C	18,640
	Transfer agent fee	88,501
	Pricing and bookkeeping fees	77,044
	Trustees' fees	18,820
	Custody fee	8,545
	Chief compliance officer expenses	5,471
	Other expenses	88,975
	Total Expenses	1,930,527
	Fees and expenses waived or reimbursed by Investment Advisor	(61,574)
	Fees waived by Distributor - Class C	(23,944)
	Custody earnings credit	(1,738)
	Net Expenses	1,843,271
	Net Investment Income	8,936,218
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	649,385
	Futures contracts	291,070
	Net realized gain	940,455
	Net change in unrealized appreciation (depreciation) on:
	Investments	(4,326,351)
	Futures contracts	40,260
	Net change in unrealized depreciation	(4,286,091)
	Net Loss	(3,345,636)
	Net Increase Resulting from Operations	5,590,582

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)
Operations	Net investment income	8,936,218	18,701,414
	Net realized gain on investments and futures contracts	940,455	1,368,258
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,286,091)	9,319,433
	Net Increase Resulting from Operations	5,590,582	29,389,105
Distributions Declared to Shareholders	From net investment income:
	Class A	(5,722,690)	(12,076,438)
	Class B	(355,504)	(890,756)
	Class C	(281,538)	(593,890)
	Class Z	(2,574,044)	(5,134,994)
	From net realized gains:
	Class A	(985,879)	(1,286,265)
	Class B	(77,965)	(124,558)
	Class C	(54,363)	(71,776)
	Class Z	(419,456)	(499,748)
	Total Distributions Declared to Shareholders	(10,471,439)	(20,678,425)
Share Transactions	Class A:
	Subscriptions	13,237,223	23,188,558
	Distributions reinvested	4,219,559	7,970,413
	Redemptions	(17,034,480)	(47,470,657)
	Net Increase (Decrease)	422,302	(16,311,686)
	Class B:
	Subscriptions	133,362	1,526,748
	Distributions reinvested	291,914	652,790
	Redemptions	(3,650,342)	(8,964,492)
	Net Decrease	(3,225,066)	(6,784,954)
	Class C:
	Subscriptions	1,256,793	1,679,487
	Distributions reinvested	173,949	332,271
	Redemptions	(1,728,330)	(3,149,275)
	Net Decrease	(297,588)	(1,137,517)
	Class Z:
	Subscriptions	11,413,856	24,243,804
	Distributions reinvested	269,042	435,059
	Redemptions	(9,757,631)	(21,238,237)
	Net Increase	1,925,267	3,440,626
	Net Decrease from Share Transactions	(1,175,085)	(20,793,531)
	Total Decrease in Net Assets	(6,055,942)	(12,082,851)
Net Assets	Beginning of period	456,770,977	468,853,828
	End of period	450,715,035	456,770,977
	Undistributed net investment income at end of period	330,055	327,613

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund (continued)

		(Unaudited) Six Months Ended April 30, 2007	Year Ended October 31, 2006
Changes in Shares	Class A:
	Subscriptions	1,723,998	3,053,558
	Distributions reinvested	548,771	1,047,422
	Redemptions	(2,219,007)	(6,249,562)
	Net Increase (Decrease)	53,762	(2,148,582)
	Class B:
	Subscriptions	17,398	200,692
	Distributions reinvested	37,956	85,785
	Redemptions	(474,696)	(1,179,445)
	Net Decrease	(419,342)	(892,968)
	Class C:
	Subscriptions	163,506	220,961
	Distributions reinvested	22,622	43,662
	Redemptions	(224,758)	(415,722)
	Net Decrease	(38,630)	(151,099)
	Class Z:
	Subscriptions	1,485,245	3,191,985
	Distributions reinvested	34,932	57,165
	Redemptions	(1,270,482)	(2,791,436)
	Net Increase	249,695	457,714

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,		Year Ended January 31,
Class A Shares	2007		2006		2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.74		$7.59		$7.74		$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.15		0.31		0.31		0.31	0.23		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		0.18		(0.15)		0.20	0.07		0.08	0.01
Total from Investment Operations	0.10		0.49		0.16		0.51	0.30		0.41	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)		(0.31)	(0.23)		(0.33)	(0.32)
From net realized gains	(0.03)		(0.03)		—		(0.16)	—		(0.04)	(0.12)
Total Distributions Declared to Shareholders	(0.18)		(0.34)		(0.31)		(0.47)	(0.23)		(0.37)	(0.44)
Net Asset Value, End of Period	$7.66		$7.74		$7.59		$7.74	$7.70		$7.63	$7.59
Total return (c)	1.28	%(d)(e)	6.61	%(d)	2.05	%(d)	6.81%	3.96	%(e)	5.46%	4.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.83	%(g)	0.83%		0.90%		0.87%	0.98	%(g)	0.93%	0.91%
Waiver/Reimbursement	0.03	%(g)	0.02%		—	%(h)	—	—		—	—
Net investment income (f)	3.98	%(g)	4.04%		4.00%		4.07%	4.04	%(g)	4.27%	4.42%
Portfolio turnover rate	5	%(e)	10%		7%		4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$290,026		$292,740		$303,486		$199,877	$212,086		$220,494	$228,430

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,		Year Ended January 31,
Class B Shares	2007		2006		2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.74		$7.59		$7.74		$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.12		0.25		0.25		0.25	0.19		0.27	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		0.18		(0.15)		0.20	0.07		0.08	0.02
Total from Investment Operations	0.07		0.43		0.10		0.45	0.26		0.35	0.30
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.25)		(0.25)		(0.25)	(0.19)		(0.27)	(0.29)
From net realized gains	(0.03)		(0.03)		—		(0.16)	—		(0.04)	(0.10)
Total Distributions Declared to Shareholders	(0.15)		(0.28)		(0.25)		(0.41)	(0.19)		(0.31)	(0.39)
Net Asset Value, End of Period	$7.66		$7.74		$7.59		$7.74	$7.70		$7.63	$7.59
Total return (c)	0.90	%(d)(e)	5.82	%(d)	1.29	%(d)	6.01%	3.38	%(e)	4.68%	3.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.58	%(g)	1.58%		1.65%		1.62%	1.73	%(g)	1.68%	1.66%
Waiver/Reimbursement	0.03	%(g)	0.02%		—	%(h)	—	—		—	—
Net investment income (f)	3.23	%(g)	3.29%		3.25%		3.32%	3.29	%(g)	3.52%	3.67%
Portfolio turnover rate	5	%(e)	10%		7%		4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$20,538		$24,004		$30,327		$28,600	$38,760		$43,436	$47,989

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.74		$7.59	$7.74	$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.13		0.27	0.27	0.28	0.21		0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		0.18	(0.15)	0.19	0.06		0.08	0.01
Total from Investment Operations	0.08		0.45	0.12	0.47	0.27		0.37	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.27)	(0.27)	(0.27)	(0.20)		(0.29)	(0.30)
From net realized gains	(0.03)		(0.03)	—	(0.16)	—		(0.04)	(0.11)
Total Distributions Declared to Shareholders	(0.16)		(0.30)	(0.27)	(0.43)	(0.20)		(0.33)	(0.41)
Net Asset Value, End of Period	$7.66		$7.74	$7.59	$7.74	$7.70		$7.63	$7.59
Total return (c)(d)	1.05	%(e)	6.13%	1.59%	6.33%	3.61	%(e)	4.99%	4.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.28	%(g)	1.28%	1.35%	1.32%	1.43	%(g)	1.38%	1.36%
Waiver/Reimbursement	0.33	%(g)	0.32%	0.30%	0.30%	0.30	%(g)	0.30%	0.30%
Net investment income (f)	3.53	%(g)	3.59%	3.55%	3.62%	3.59	%(g)	3.82%	3.97%
Portfolio turnover rate	5	%(e)	10%	7%	4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$15,755		$16,224	$17,063	$14,244	$18,244		$23,686	$26,354

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout the period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006	Period Ended October 31, 2005 (a)
Net Asset Value, Beginning of Period	$7.74		$7.59	$7.73
Income from Investment Operations:
Net investment income (b)	0.16		0.32	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		0.19	(0.14)
Total from Investment Operations	0.11		0.51	(0.10)
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.33)	(0.04)
From net realized gains	(0.03)		(0.03)	—
Total Distributions Declared to Shareholders	(0.19)		(0.36)	(0.04)
Net Asset Value, End of Period	$7.66		$7.74	$7.59
Total return (c)(d)	1.39	%(e)	6.85%	(1.28	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.60	%(g)	0.60%	0.58	%(g)
Waiver/Reimbursement	0.03	%(g)	0.02%	—	%(g)(h)
Net investment income (f)	4.21	%(g)	4.26%	4.29	%(g)
Portfolio turnover rate	5	%(e)	10%	7%
Net assets, end of period (000's)	$124,396		$123,803	$117,979

(a)  Class Z shares commenced operations on September 19, 2005. Per share and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – Columbia California Tax-Exempt Fund
April 30, 2007 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the "Fund") is a diversified series of Columbia Funds Series Trust I (the "Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

23

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

24

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Tax-Exempt Income	$18,676,670
Ordinary Income*	19,408
Long-Term Capital Gains	1,982,347

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
$36,127,922	$(375,282)	$35,752,640

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under

25

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Fund under the Services Agreement was $26,294.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.034% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.04% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2007, the Distributor has retained net underwriting discounts of $9,797 on sales of the Fund's Class A shares and net CDSC fees of $1,578, $14,309 and $12 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement

26

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

results in a rate of service that is a blend between the 0.10% and 0.25% rates. For the six months ended April 30, 2007, the Fund's effective service fee rate was 0.23% of the Fund's average daily net assets.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $23,666,723 and $23,872,720, respectively.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended April 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of April 30, 2007, the Fund had one shareholder that held 26.4% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these

27

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

accounts may have a significant effect on the operations of the Fund.

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. At April 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	21.7
AMBAC Assurance Corp.	21.6
Financial Security Assurance, Inc.	12.8
Financial Guaranty Insurance Co.	10.3

Geographic Concentration

The Fund had greater than 5% of its total investments on April 30, 2007 invested in debt obligations issued by each of California and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in the Fund.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor")

28

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

(collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

29

Columbia California Tax-Exempt Fund, April 30, 2007 (Unaudited)

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

30

Columbia Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

31

Columbia Funds (continued)

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

32

Important Information About This Report – Columbia California Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

Columbia California Tax-Exempt Fund

Semiannual Report – April 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/130976-0407(06/07) 07/38795

Columbia Management®

Columbia Connecticut Tax-Exempt Fund

Semiannual Report – April 30, 2007

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	16

Columbia Funds	23

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Connecticut Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	16,793	15,995
Class B	15,586	15,586
Class C	16,047	16,047

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	1.00
Class B	1.75
Class C	1.75

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C
Inception	11/01/91		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.99	–3.81	0.62	–4.29	0.77	–0.21
1-year	5.38	0.37	4.59	–0.41	4.91	3.91
5-year	4.25	3.24	3.47	3.13	3.78	3.78
10-year	5.32	4.81	4.54	4.54	4.84	4.84

Average annual total return as of 03/31/07 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.25	–3.56	0.87	–4.05	1.02	0.04
1-year	4.71	–0.26	3.93	–1.06	4.24	3.24
5-year	4.63	3.62	3.85	3.51	4.17	4.17
10-year	5.36	4.85	4.58	4.58	4.88	4.88

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or the redemption of fund shares.

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

1

Understanding Your Expenses – Columbia Connecticut Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.92	1,020.63	4.19	4.21	0.84
Class B	1,000.00	1,000.00	1,006.20	1,016.91	7.91	7.95	1.59
Class C	1,000.00	1,000.00	1,007.69	1,018.40	6.42	6.46	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Connecticut Tax-Exempt Fund

Summary

■  For the six-month period ended April 30, 2007, the fund's Class A shares returned 0.99% without sales charge. The Lehman Brothers Municipal Bond Index, the fund's benchmark, returned 1.59%.1 The average return of the fund's peer group, the Lipper Connecticut Municipal Debt Funds Classification, was 1.18%.2 The fund's emphasis on bonds in the five to twenty year maturity range, a sector where rates rose somewhat during the period, generally accounted for its performance shortfall.

■  Connecticut's economy is growing at a slower pace than the nation as a whole. The state's unemployment rate is slightly below the national average. However, not all jobs lost during the last recession have been recovered. Connecticut enjoys the country's highest per capita income, solid employment trends among professional and technical workers and expanding tourism. However, business conditions in manufacturing, construction and housing are weak. Living expenses are high overall, as is the cost of doing business, and traffic is a growing problem. There has also been some population loss. However, state revenues are exceeding projections, and an expected half-billion dollar surplus may be the answer to budget imbalances in the year ahead.

■  We believe sluggish consumer spending and a slump in housing point to a slowing economy that could restrain inflation and allow the Federal Reserve Board to cut short-term interest rates later this year or early next year. In that scenario, yields on intermediate-term bonds could decline, potentially rewarding the fund's current emphasis on bonds in the five to twenty year maturity range. However, if the economy regains momentum and if high energy prices feed resurgence in core inflation, we may review our strategy.

Portfolio Management

Gary Swayze has managed the fund since 1997. Mr. Swayze is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)

Class A	7.77
Class B	7.77
Class C	7.77

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.23
Class B	0.20
Class C	0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.09 per share of taxable realized gains.

Summary

6-month (cumulative) return
as of 04/30/07

+0.99%

Class A shares (without sales charge)

+1.59%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Financial Statements – Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – 96.8%

	Par ($)	Value ($)
Education – 19.8%
Education – 14.6%
CT Health & Educational Facilities Authority
Connecticut College, Series 2002 E, Insured: MBIA 5.250% 07/01/22	400,000	428,880
Greenwich Academy, Series 2007 E, Insured: FSA 5.250% 03/01/32	2,000,000	2,311,620
Miss Porter's School, Series 2006 B, Insured: AMBAC 5.000% 07/01/36	1,075,000	1,140,672
Trinity College: Series 1998 F, Insured: MBIA 5.500% 07/01/21	2,000,000	2,324,340
Series 2007 J, Insured: MBIA 4.500% 07/01/37	1,500,000	1,499,910
University of Connecticut, Series 2000 A, 5.250% 05/15/15	1,500,000	1,601,460
Insured: FGIC: 5.250% 11/15/14	2,135,000	2,315,813
5.250% 11/15/18	2,095,000	2,263,585
University of Hartford, Series 2002, Insured: RAD 5.375% 07/01/15	1,000,000	1,069,310
Yale University, Series 2003 X-1, 5.000% 07/01/42	2,000,000	2,091,580
Education Total		17,047,170
Prep School – 5.2%
CT Health & Educational Facilities Authority
Brunswick School, Series 2003 B, Insured: MBIA 5.000% 07/01/33	670,000	701,423
Loomis Chaffee School: Series 2001 E, 5.250% 07/01/21	1,765,000	1,861,722
Series 2005 F, Insured: AMBAC: 5.250% 07/01/25	2,035,000	2,329,810
5.250% 07/01/26	1,045,000	1,198,887
Prep School Total		6,091,842
Education Total		23,139,012

	Par ($)	Value ($)
Health Care – 3.9%
Health Services – 0.2%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	255,000	267,525
Health Services Total		267,525
Hospitals – 3.2%
CT Health & Educational Facilities Authority
Danbury Hospital, Series 2006 H, Insured: AMBAC 4.500% 07/01/33	2,000,000	2,008,440
Hospital For Special Care, Series 1997 B, 5.375% 07/01/17	800,000	815,424
Middlesex Hospital, Series 2006 L, Insured: FSA 4.250% 07/01/36	1,000,000	955,650
Hospitals Total		3,779,514
Intermediate Care Facilities – 0.5%
CT Housing Finance Authority
Series 2000, Insured: AMBAC 5.850% 06/15/30	500,000	533,365
Intermediate Care Facilities Total		533,365
Health Care Total		4,580,404
Housing – 2.0%
Multi-Family – 0.7%
CT Greenwich Housing Authority
Greenwich Close Apartments, Series 1997 A, 6.350% 09/01/27	750,000	776,235
Multi-Family Total		776,235
Single-Family – 1.3%
CT Housing Finance Authority
Series 2006, AMT, 4.875% 11/15/36	1,500,000	1,511,955
Single-Family Total		1,511,955
Housing Total		2,288,190

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
Other – 6.6%
Refunded/Escrowed(a) – 6.6%
CT Government
Series 1993 B, Escrowed to Maturity, 5.400% 09/15/09	25,000	26,016
Series 2002 F, Pre-refunded 10/15/12, Insured: FSA 5.000% 10/15/19	1,730,000	1,841,966
CT Health & Educational Facilities Authority
State University, Series 2003 E, Pre-refunded 11/01/12, Insured: FGIC 5.000% 11/01/14	2,060,000	2,194,333
University of Connecticut, Series 2002 A, Pre-refunded 04/01/12, Insured: FGIC 5.375% 04/01/16	1,200,000	1,290,732
CT New Haven
Series 2002 B, Escrowed to Maturity, Insured: FGIC 5.000% 11/01/16	10,000	10,694
Series 2002 C, Escrowed to Maturity, Insured: MBIA 5.000% 11/01/20	10,000	10,744
CT North Branford
Series 2001, Pre-refunded 10/01/10, Insured: MBIA 5.000% 10/01/15	50,000	52,559
CT Waterbury
Series 2002 A, Pre-refunded 04/01/12, Insured: FSA 5.375% 04/01/16	1,655,000	1,780,134
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Escrowed to Maturity, Insured: AMBAC 5.500% 08/01/27	450,000	536,778
Refunded/Escrowed Total		7,743,956
Other Total		7,743,956

	Par ($)	Value ($)
Resource Recovery – 1.3%
Resource Recovery – 1.3%
CT Resource Recovery Authority
American Re-Fuel Co., Series 2001 AII, AMT, 5.500% 11/15/15	1,500,000	1,585,155
Resource Recovery Total		1,585,155
Resource Recovery Total		1,585,155
Tax-Backed – 54.3%
Local General Obligations – 31.1%
CT Bridgeport
Series 1997 A: Insured: AMBAC 6.250% 03/01/12	2,465,000	2,748,943
Insured: MBIA 5.500% 08/15/19	1,500,000	1,724,580
Series 2004 C, Insured: MBIA 5.500% 08/15/21	1,225,000	1,420,571
CT Cheshire
Series 2000 B, 5.000% 08/01/14	1,720,000	1,859,630
CT Danbury
Series 1994, 4.500% 02/01/13	1,280,000	1,336,614
CT East Hartford
Series 2003, Insured: FGIC 5.250% 05/01/15	1,000,000	1,104,550
CT East Haven
Series 2003, Insured: MBIA 5.000% 09/01/15	640,000	696,787
CT Farmington
Series 1993, 5.700% 01/15/13	570,000	629,998
CT Granby
Series 1993, Insured: MBIA 6.550% 04/01/10	175,000	188,876
Series 2006, 5.000% 02/15/26	540,000	618,570

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
CT Hartford County Metropolitan District
Series 1991, 6.200% 11/15/10	220,000	238,553
Series 1993: 5.200% 12/01/13	500,000	542,250
5.625% 02/01/13	600,000	656,394
CT Montville
Series 1993, 6.300% 03/01/12	335,000	374,326
CT New Britain
Series 1993 A, Insured: MBIA 6.000% 10/01/12	2,000,000	2,158,760
Series 1993 B, Insured: MBIA 6.000% 03/01/12	1,000,000	1,068,590
Series 2006, Insured: AMBAC 5.000% 04/15/21	1,160,000	1,283,134
CT New Haven
Series 2002 B, Insured: FGIC 5.000% 11/01/16	2,230,000	2,381,261
Series 2002 C, Insured: MBIA 5.000% 11/01/20	1,465,000	1,561,104
CT New London
Series 2003 C, Insured: AMBAC 5.000% 02/01/13	1,645,000	1,760,084
CT New Milford
Series 2004, Insured: AMBAC 5.000% 01/15/17	1,025,000	1,124,897
CT North Haven
Series 2007, 4.750% 07/15/26	1,150,000	1,258,295
CT Plainville
Series 2002, Insured: FGIC: 5.000% 12/01/15	400,000	424,788
5.000% 12/01/16	500,000	530,985
CT Stamford
Series 2003 B, 5.250% 08/15/16	2,750,000	3,075,077

	Par ($)	Value ($)
CT Suffield
Series 2005, 5.000% 06/15/20	1,400,000	1,549,366
CT West Hartford
Series 2005 B, 5.000% 10/01/24	1,500,000	1,614,060
CT Westbrook
Series 1992, Insured: MBIA 6.300% 03/15/12	265,000	296,339
CT Westport
Series 2003, 5.000% 08/15/15	1,000,000	1,088,790
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 2002 A, Insured: FSA 5.250% 08/01/18	1,000,000	1,071,840
Local General Obligations Total		36,388,012
Special Non-Property Tax – 11.9%
CT Special Tax Obligation Revenue
Transportation Infrastructure: Series 1992 B, 6.125% 09/01/12	2,600,000	2,839,356
Series 2002 B, Insured: AMBAC 5.000% 12/01/21	1,500,000	1,578,975
Series 2004 B, Insured: AMBAC 5.250% 07/01/18	2,000,000	2,243,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1993 X, Insured: FSA 5.500% 07/01/13	3,000,000	3,227,250
Series 2002 E, Insured: FSA 5.500% 07/01/21	1,000,000	1,155,110
Series 2005 L, Insured: AMBAC 5.250% 07/01/38	2,000,000	2,355,220
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: AMBAC (b) 07/01/35	2,000,000	576,340
Special Non-Property Tax Total		13,975,691

See Accompanying Notes to Financial Statements.

7

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
State Appropriated – 3.2%
CT Juvenile Training School
Series 2001, 4.750% 12/15/25	2,500,000	2,555,575
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Insured: AMBAC 5.500% 08/01/27	1,050,000	1,242,833
State Appropriated Total		3,798,408
State General Obligations – 8.1%
CT State
Series 1990 B, (b) 11/15/10	1,450,000	1,273,883
Series 2001 C, Insured: FSA 5.500% 12/15/15	1,500,000	1,688,325
Series 2001, Insured: FSA 5.500% 12/15/14	1,500,000	1,673,775
Series 2002 E, Insured: FSA 5.375% 11/15/14	1,250,000	1,352,138
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	400,000	452,724
Series 2006 A, Insured: FSA 4.750% 12/15/22	1,500,000	1,575,615
PR Commonwealth of Puerto Rico
Public Improvement, Series 2001, Insured: FSA 5.500% 07/01/16	1,250,000	1,410,062
State General Obligations Total		9,426,522
Tax-Backed Total		63,588,633
Transportation – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
Series 2002, Insured: AMBAC 5.375% 12/01/15	500,000	556,520
Transportation Total		556,520
Transportation Total		556,520

	Par ($)	Value ($)
Utilities – 8.4%
Municipal Electric – 5.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ, Insured: MBIA 5.250% 07/01/15	2,000,000	2,201,920
Series 2002 KK, Insured: MBIA 5.500% 07/01/15	1,500,000	1,677,570
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	2,500,000	2,806,325
Municipal Electric Total		6,685,815
Water & Sewer – 2.7%
CT South Central Regional Water Authority
Series 2005, Insured: MBIA 5.000% 08/01/30	1,870,000	1,981,340
Series 2007 A, Insured: MBIA 5.250% 08/01/24	1,000,000	1,142,500
Water & Sewer Total		3,123,840
Utilities Total		9,809,655
Total Municipal Bonds (Cost of $109,022,072)		113,291,525

Purchased Put Option – 0.0%

10 Year U.S. Treasury Note Futures
Strike Price: $107.00
Expiring: 05/19/07	277,000	21,641
Total Purchased Put Option (Cost of $61,494)		21,641

Investment Company – 0.2%

	Shares
Dreyfus Connecticut Municipal Money Market Fund	201,214	201,214
Total Investment Company (Cost of $201,214)		201,214

See Accompanying Notes to Financial Statements.

8

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Short-Term Obligations – 1.7%

	Par ($)	Value ($)
Variable Rate Demand Notes(c) – 1.7%
MO Health & Educational Facilities Authority
SSM Health Care Corp., Series 2005 C-1, Insured: FSA, SPA: UBS AG 4.000% 06/01/19	800,000	800,000
MS Jackson County Pollution Control
Chevron Corp., Series 1992, 4.000% 12/01/16	100,000	100,000
NY New York City
Series 1993 A-7, LOC: Morgan Guaranty Trust 4.000% 08/01/20	900,000	900,000
WY Uinta County
Chevron Corp., Series 1997, 4.000% 04/01/10	200,000	200,000
Variable Rate Demand Notes Total		2,000,000
Total Short-Term Obligations (Cost of $2,000,000)		2,000,000
Total Investments – 98.7% (Cost of $111,284,780)(d)		115,514,380
Other Assets & Liabilities, Net – 1.3%		1,572,119
Net Assets – 100.0%		117,086,499

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of April 30, 2007.

(d)  Cost for federal income tax purposes is $111,241,288.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	54.3
Education	19.8
Utilities	8.4
Other	6.6
Health Care	3.9
Housing	2.0
Resource Recovery	1.3
Transportation	0.5
	96.8
Investment Company	0.2
Purchased Put Option	0.0	*
Short-Term Obligations	1.7
Other Assets & Liabilities, Net	1.3
	100.0

*  Represents less than 0.01%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Connecticut Tax-Exempt Fund

April 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	111,284,780
	Investments, at value	115,514,380
	Cash	6,752
	Receivable for:
	Fund shares sold	233,153
	Interest	1,617,276
	Expense reimbursement due from Investment Advisor	14,471
	Deferred Trustees' compensation plan	20,969
	Total Assets	117,407,001
Liabilities	Payable for:
	Fund shares repurchased	13,243
	Distributions	122,725
	Investment advisory fee	47,686
	Transfer agent fee	42,290
	Pricing and bookkeeping fees	12,616
	Trustees' fees	2,654
	Custody fee	1,087
	Distribution and service fees	40,978
	Chief compliance officer expenses	542
	Deferred Trustees' compensation plan	20,969
	Other liabilities	15,712
	Total Liabilities	320,502
	Net Assets	117,086,499
Net Assets Consist of	Paid-in capital	111,863,381
	Undistributed net investment income	288,306
	Accumulated net realized gain	705,212
	Net unrealized appreciation on investments	4,229,600
	Net Assets	117,086,499
Class A	Net assets	83,461,987
	Shares outstanding	10,736,836
	Net asset value per share	7.77	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.77/0.9525)	8.16	(b)
Class B	Net assets	20,470,821
	Shares outstanding	2,633,400
	Net asset value and offering price per share	7.77	(a)
Class C	Net assets	13,153,691
	Shares outstanding	1,692,136
	Net asset value and offering price per share	7.77	(a)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Connecticut Tax-Exempt Fund
For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Interest	2,684,405
	Dividends	1,824
	Total Investment Income	2,686,229
Expenses	Investment advisory fee	300,567
	Distribution fee:
	Class B	84,587
	Class C	49,514
	Service fee:
	Class A	100,350
	Class B	26,786
	Class C	15,696
	Transfer agent fee	32,992
	Pricing and bookkeeping fees	45,385
	Trustees' fees	9,995
	Custody fee	3,706
	Chief compliance officer expenses	3,248
	Other expenses	54,928
	Total Expenses	727,754
	Fees and expenses waived or reimbursed by Investment Advisor	(88,567)
	Fees waived by Distributor - Class C	(19,784)
	Custody earnings credit	(1,194)
	Net Expenses	618,209
	Net Investment Income	2,068,020
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	845,434
	Futures contracts	79,772
	Net realized gain	925,206
	Net change in unrealized appreciation (depreciation) on:
	Investments	(1,907,455)
	Futures contracts	11,072
	Net change in unrealized depreciation	(1,896,383)
	Net Loss	(971,177)
	Net Increase Resulting from Operations	1,096,843

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Connecticut Tax-Exempt Fund

		(Unaudited) Six Months Ended April 30, 2007	Year Ended October 31, 2006
Operations	Net investment income	$2,068,020	$4,764,017
	Net realized gain on investments and futures contracts	925,206	1,282,330
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,896,383)	534,340
	Net Increase Resulting from Operations	1,096,843	6,580,687
Distributions Declared to Shareholders	From net investment income:
	Class A	(1,530,977)	(3,350,938)
	Class B	(323,858)	(870,658)
	Class C	(209,821)	(530,470)
	From net realized gains:
	Class A	(946,187)	(1,307,867)
	Class B	(268,780)	(446,640)
	Class C	(149,496)	(251,025)
	Total Distributions Declared to Shareholders	(3,429,119)	(6,757,598)
Share Transactions	Class A:
	Subscriptions	3,048,484	7,878,040
	Distributions reinvested	1,648,959	2,959,466
	Redemptions	(7,517,342)	(20,980,042)
	Net Decrease	(2,819,899)	(10,142,536)
	Class B:
	Subscriptions	165,127	547,075
	Distributions reinvested	372,475	850,955
	Redemptions	(4,698,837)	(10,992,245)
	Net Decrease	(4,161,235)	(9,594,215)
	Class C:
	Subscriptions	1,215,315	1,136,785
	Distributions reinvested	226,869	513,510
	Redemptions	(1,826,141)	(7,384,626)
	Net Decrease	(383,957)	(5,734,331)
	Net Decrease from Share Transactions	(7,365,091)	(25,471,082)
	Total Decrease in Net Assets	(9,697,367)	(25,647,993)
Net Assets	Beginning of period	126,783,866	152,431,859
	End of period	117,086,499	126,783,866
	Undistributed net investment income at end of period	288,306	284,942
Changes in Shares	Class A:
	Subscriptions	389,986	1,007,197
	Distributions reinvested	210,860	377,916
	Redemptions	(959,616)	(2,681,132)
	Net Decrease	(358,770)	(1,296,019)
	Class B:
	Subscriptions	20,922	69,891
	Distributions reinvested	47,609	108,647
	Redemptions	(601,341)	(1,407,813)
	Net Decrease	(532,810)	(1,229,275)
	Class C:
	Subscriptions	154,990	145,668
	Distributions reinvested	29,007	65,566
	Redemptions	(232,744)	(945,156)
	Net Decrease	(48,747)	(733,922)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,		Year Ended January 31,
Class A Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.92		$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.14		0.29	0.29	0.29	0.24		0.34	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.11	(0.23)	0.10	0.10		0.17	0.11
Total from Investment Operations	0.08		0.40	0.06	0.39	0.34		0.51	0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.28)	(0.29)	(0.29)	(0.24)		(0.34)	(0.35)
From net realized gains	(0.09)		(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.23)		(0.39)	(0.34)	(0.41)	(0.24)		(0.36)	(0.37)
Net Asset Value, End of Period	$7.77		$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	0.99	%(e)	5.25%	0.72%	4.91%	4.21	%(e)	6.54%	6.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.84	%(g)	0.84%	0.84%	0.83%	0.83	%(g)	0.82%	0.79%
Waiver/Reimbursement	0.15	%(g)	0.16%	0.09%	0.09%	0.20	%(g)	0.16%	0.18%
Net investment income (f)	3.63	%(g)	3.67%	3.63%	3.60%	3.97	%(g)	4.21%	4.61%
Portfolio turnover rate	8	%(e)	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$83,462		$87,906	$98,063	$106,661	$111,944		$114,482	$103,760

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class B Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.92		$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.11		0.23	0.23	0.23	0.20		0.28	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.11	(0.23)	0.10	0.09		0.17	0.11
Total from Investment Operations	0.05		0.34	—	0.33	0.29		0.45	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.22)	(0.23)	(0.23)	(0.19)		(0.28)	(0.29)
From net realized gains	(0.09)		(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.20)		(0.33)	(0.28)	(0.35)	(0.19)		(0.30)	(0.31)
Net Asset Value, End of Period	$7.77		$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	0.62	%(e)	4.47%	(0.03)%	4.13%	3.62	%(e)	5.74%	5.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.59	%(g)	1.59%	1.59%	1.58%	1.58	%(g)	1.57%	1.54%
Waiver/Reimbursement	0.15	%(g)	0.16%	0.09%	0.09%	0.20	%(g)	0.16%	0.18%
Net investment income (f)	2.88	%(g)	2.93%	2.88%	2.84%	3.22	%(g)	3.46%	3.86%
Portfolio turnover rate	8	%(e)	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$20,471		$25,085	$34,784	$46,271	$55,792		$61,865	$55,997

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.92		$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.12		0.25	0.26	0.26	0.22		0.30	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.12	(0.24)	0.10	0.09		0.17	0.12
Total from Investment Operations	0.06		0.37	0.02	0.36	0.31		0.47	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.25)	(0.25)	(0.26)	(0.21)		(0.30)	(0.32)
From net realized gains	(0.09)		(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.21)		(0.36)	(0.30)	(0.38)	(0.21)		(0.32)	(0.34)
Net Asset Value, End of Period	$7.77		$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	0.77	%(e)	4.78%	0.27%	4.44%	3.86	%(e)	6.06%	5.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.29	%(g)	1.29%	1.29%	1.28%	1.28	%(g)	1.27%	1.24%
Waiver/Reimbursement	0.45	%(g)	0.46%	0.39%	0.39%	0.50	%(g)	0.46%	0.48%
Net investment income (f)	3.18	%(g)	3.23%	3.18%	3.15%	3.52	%(g)	3.76%	4.16%
Portfolio turnover rate	8	%(e)	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$13,154		$13,792	$19,585	$24,764	$30,218		$30,456	$12,108

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes To Financial Statements – Columbia Connecticut Tax-Exempt Fund
April 30, 2007 (Unaudited)

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the "Fund") is a diversified series of Columbia Funds Series Trust I (the "Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

16

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the

17

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Tax-Exempt Income	$4,726,004
Ordinary Income*	46,081
Long-Term Capital Gains	1,985,513

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$4,391,533
Unrealized depreciation	(118,441)
Net unrealized appreciation	$4,273,092

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund

18

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Fund under the Services Agreement was $18,006.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.076% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.05% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2007, the Distributor has retained net underwriting discounts of $1,301 on sales of the Fund's Class A shares and net CDSC fees of $-, $15,295 and $40 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates. For the six months ended April 30, 2007, the Fund's effective service fee rate was 0.24% of the Fund's average daily net assets.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total

19

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $9,944,335 and $19,632,248, respectively.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended April 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of April 30, 2007, the Fund had one shareholder that held 9.9% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. At April 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
AMBAC Assurance Corp.	20.4
MBIA Insurance Corp.	20.4
Financial Security Assurance, Inc.	17.1
Financial Guaranty Insurance Co.	10.7

20

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

Geographic Concentration

The Fund had greater than 5% of its total investments on April 30, 2007 invested in debt obligations issued by each of Connecticut and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in the Fund.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative

21

Columbia Connecticut Tax-Exempt Fund, April 30, 2007 (Unaudited)

action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

22

Columbia Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoalTM Balanced Growth Portfolio
Columbia LifeGoalTM Growth Portfolio
Columbia LifeGoalTM Income Portfolio
Columbia LifeGoalTM Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

23

Columbia Funds (continued)

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

24

Important Information About This Report – Columbia Connecticut Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.
25

Columbia Connecticut Tax-Exempt Fund

Semiannual Report – April 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/130769-0407 (06/07) 07/39124

Columbia Management®

Columbia Massachusetts
Tax-Exempt Fund

Semiannual Report – April 30, 2007

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	18

Notes to Financial Statements	21

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Massachusetts Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	17,225	16,407
Class B	15,989	15,989
Class C	16,458	16,458
The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	0.93
Class B	1.68
Class C	1.68

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C
Inception	04/10/87		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.95	–3.84	0.58	–4.33	0.73	–0.25
1-year	6.03	0.99	5.24	0.24	5.55	4.55
5-year	5.05	4.03	4.27	3.93	4.58	4.58
10-year	5.59	5.08	4.80	4.80	5.11	5.11

Average annual total return as of 03/31/07 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.46	–3.36	1.08	–3.85	1.23	0.24
1-year	5.36	0.35	4.57	–0.43	4.89	3.89
5-year	5.49	4.47	4.71	4.37	5.02	5.02
10-year	5.66	5.14	4.87	4.87	5.17	5.17

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or the redemption of fund shares

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

1

Understanding Your Expenses – Columbia Massachusetts Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.52	1,019.79	5.03	5.06	1.01
Class B	1,000.00	1,000.00	1,005.80	1,016.07	8.75	8.80	1.76
Class C	1,000.00	1,000.00	1,007.29	1,017.55	7.27	7.30	1.46

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Massachusetts Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 0.95% without sales charge. The Lehman Brothers Municipal Bond Index, the fund's benchmark, returned 1.59%.1 The average return of the fund's peer group, the Lipper Massachusetts Municipal Debt Funds Classification, was 1.22%.2 The fund's emphasis on bonds in the five to twenty year maturity range, a sector where rates rose somewhat during the period, generally accounted for its performance shortfall.

■  Despite sub-par economic growth, unemployment in Massachusetts has dropped to the lowest level since 2001, on par with the national rate. Strengths include a highly-skilled workforce, high levels of personal wealth, a large higher education industry and favorable business trends among the state's defense contractors. However, the manufacturing and construction industries have begun to slow. Also, the high cost of living and the expense of doing business in Massachusetts may be responsible for recent population losses. State revenues are expanding, but spending has grown faster, notably in the areas of Medicaid, pensions, transport and debt service. The result is a $1.3 billion budget gap in fiscal 2008.

■  We believe sluggish consumer spending and a slump in housing point to a slowing economy that could restrain inflation and allow the Federal Reserve Board to cut short-term interest rates later this year or early next year. In that scenario, yields on intermediate-term bonds could decline, potentially rewarding the fund's current emphasis on bonds in the five to twenty year maturity range. However, if the economy regains momentum, and if high energy prices feed resurgence in core inflation, we may review our strategy.

Portfolio Management

Gary Swayze has managed the fund since 1998. Mr. Swayze is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)

Class A	7.79
Class B	7.79
Class C	7.79

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.22
Class B	0.20
Class C	0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.07 per share of taxable realized gains.

Summary

6-month (cumulative) return
as of 04/30/07

+0.95%

Class A shares (without sales charge)

+1.59%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Financial Statements – Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 99.9%
		Par ($)	Value ($)
Education – 19.8%
Education – 17.7%
MA College Building Authority	Series 1994 A, 7.500% 05/01/14	1,825,000	2,177,499
MA Development Finance Agency	Babson College, Series 2005 A, Insured: MBIA 4.375% 10/01/35	500,000	488,445
	Boston University, Series 1999 P, 6.000% 05/15/59	1,000,000	1,217,380
	College of Pharmacy & Allied Health Services, Series 2003 C, 5.750% 07/01/33	1,000,000	1,087,170
	College of The Holy Cross, Series 2002, Insured: AMBAC 5.250% 09/01/32	4,000,000	4,671,640
	Emerson College, Series 2006, 5.000% 01/01/23	2,500,000	2,643,200
MA Health & Educational Facilities Authority	Harvard University: Series 1991 N, 6.250% 04/01/20	2,675,000	3,301,993
	Series 2005, 5.000% 07/15/35	1,500,000	1,588,905
	Massachusetts Institute of Technology: Series 2002 K: 5.375% 07/01/17	4,250,000	4,800,460
	5.500% 07/01/32	1,500,000	1,814,325
	Series 2003 L, 5.000% 07/01/18	2,500,000	2,758,875
	Tufts University, Series 2002 J: 5.500% 08/15/16	1,250,000	1,410,587
	5.500% 08/15/18	1,000,000	1,145,930
	Education Total		29,106,409
Prep School – 1.3%
MA Health & Educational Facilities Authority	Learning Center for Deaf Children, Series 1999 C, 6.100% 07/01/19	1,000,000	1,021,900
MA Industrial Finance Agency	Cambridge Friends School, Series 1998, 5.750% 09/01/18	1,000,000	1,020,250
	Prep School Total		2,042,150

See Accompanying Notes to Financial Statements.

5

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Education (continued)
Student Loan – 0.8%
MA Educational Financing Authority	Series 2002 E, AMT, Insured: AMBAC 5.000% 01/01/13	1,340,000	1,379,222
	Student Loan Total		1,379,222
	Education Total		32,527,781
Health Care – 12.8%
Continuing Care Retirement – 1.3%
MA Boston Industrial Development Financing Authority	Springhouse, Inc., Series 1998, 5.875% 07/01/18	950,000	972,562
MA Development Finance Agency	Loomis House, Inc., Series 2002 A, 6.900% 03/01/32	1,000,000	1,098,660
	Continuing Care Retirement Total		2,071,222
Health Services – 0.7%
MA Development Finance Agency	Boston Biomedical Research Institute, Series 1999, 5.750% 02/01/29	1,200,000	1,243,812
	Health Services Total		1,243,812
Hospitals – 7.7%
MA Development Finance Agency	Massachusetts Biomedical Research Corp., Series 2000, 6.250% 08/01/20	1,000,000	1,079,890
MA Health & Educational Facilities Authority	Covenant Health System, Series 2002, 6.000% 07/01/31	1,000,000	1,080,240
	Jordan Hospital, Series 2003 E, 6.750% 10/01/33	1,500,000	1,653,795
	Tri-County Medical Associates, Inc., Series 2007, 5.000% 07/15/27	1,695,000	1,735,731
MA Industrial Finance Agency	Massachusetts Biomedical Research Corp., Series 1989 A-2 (a) 08/01/10	8,000,000	7,050,960
	Hospitals Total		12,600,616

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Health Care (continued)
Intermediate Care Facilities – 1.0%
MA Development Finance Agency	Evergreen Center, Inc., Series 2005, 5.500% 01/01/35	750,000	772,148
	New England Center for Children, Series 1998, 5.875% 11/01/18	875,000	890,251
	Intermediate Care Facilities Total		1,662,399
Nursing Homes – 2.1%
MA Development Finance Agency	AHF/Woodlawn Manor, Inc.: Series 2000 A, 7.750% 12/01/27(b)(c)	1,328,000	531,200
	Series 2000 B, 10.250% 06/01/27(b)(c)(d)	417,373	12,521
MA Industrial Finance Agency	Chelsea Jewish Nursing Home, Series 1997 A, Insured: FHA 6.500% 08/01/37	855,000	902,102
	GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	2,080,000	2,054,395
	Nursing Homes Total		3,500,218
	Health Care Total		21,078,267
Housing – 0.9%
Multi-Family – 0.9%
MA Housing Finance Agency	Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	1,500,000	1,544,445
	Multi-Family Total		1,544,445
	Housing Total		1,544,445
Other – 28.4%
Other – 1.5%
MA Development Finance Agency	WGBH Educaional Foundation, Series 2002 A, Insured: AMBAC 5.750% 01/01/42	2,000,000	2,494,540
	Other Total		2,494,540

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Other (continued)
Pool/Bond Bank – 2.5%
MA Water Pollution Abatement Trust	Series 1999 A, 6.000% 08/01/17	2,445,000	2,883,046
	Series 2002-8, 5.000% 08/01/17	20,000	21,039
	Series 2005-11, 4.750% 08/01/23	25,000	26,038
	Series 2006, 5.250% 08/01/24	1,000,000	1,139,830
	Pool/Bond Bank Total		4,069,953
Refunded/Escrowed(e) – 24.4%
MA College Building Authority	Series 1999 A, Insured: MBIA, Escrowed to Maturity: (a) 05/01/18	7,760,000	4,963,451
	(a) 05/01/23	6,000,000	3,065,880
MA Development Finance Agency	Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	905,000	989,310
MA Health & Educational Facilities Authority	Milford-Whitinsville Regional Hospital, Series 2002 D, Pre-refunded 07/15/12, 6.350% 07/15/32	500,000	562,550
	Winchester Hospital, Series 2000 E, Pre-refunded 07/01/10, 6.750% 07/01/30	1,000,000	1,086,200
MA Port Authority	Series 1999 C, Pre-refunded 01/01/10, 5.750% 07/01/29(f)	3,000,000	3,183,900
MA State	Series 2002 E, Insured: FSA, Pre-refunded 01/01/13, 5.250% 01/01/20	2,000,000	2,148,660
MA Turnpike Authority	Series 1993 A, Escrowed to Maturity, 5.000% 01/01/20	7,000,000	7,601,300
MA Water Pollution Abatement Trust	Series 2001-7, Pre-refunded 08/01/11, 5.250% 02/01/14	515,000	545,493
	Series 2005-11, Pre-refunded 08/01/15, 4.750% 08/01/23	1,475,000	1,575,329

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(e) – (continued)
MA Water Resources Authority	Series 1992 A, Escrowed to Maturity, 6.500% 07/15/19	5,100,000	6,074,100
	Series 1993 C: Escrowed to Maturity, 5.250% 12/01/15	610,000	662,863
	Insured: MBIA, Escrowed to Maturity, 5.250% 12/01/15	1,680,000	1,822,430
	Series 1995 B, Insured: MBIA, Escrowed to Maturity, 6.250% 12/01/13	5,000,000	5,732,750
PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	50,000	62,480
	Refunded/Escrowed Total		40,076,696
	Other Total		46,641,189
Other Revenue – 1.2%
Hotels – 1.2%
MA Boston Industrial Development Financing Authority	Crosstown Center Hotel, LLC, Series 2002, AMT, 6.500% 09/01/35	1,975,000	2,052,637
	Hotels Total		2,052,637
	Other Revenue Total		2,052,637
Tax-Backed – 20.7%
Local General Obligations – 1.0%
MA Norwell	Series 2003, Insured: FGIC 5.000% 11/15/22	1,410,000	1,566,806
	Local General Obligations Total		1,566,806
Special Non-Property Tax – 5.9%
MA Bay Transportation Authority	Series 2004 C, 5.250% 07/01/21	1,500,000	1,692,540
	Series 2005 B, Insured: MBIA 5.500% 07/01/27	1,000,000	1,186,210
MA State Special Obligation Dedicated Tax Revenue	Series 2005, Insured: FGIC 5.500% 01/01/30	2,500,000	2,963,900

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2002 E, Insured: FSA 5.500% 07/01/14	2,000,000	2,218,140
	Series 2006 BB, Insured: FSA 5.250% 07/01/22	1,500,000	1,696,965
	Special Non-Property Tax Total		9,757,755
State Appropriated – 1.1%
PR Commonwealth of Puerto Rico Public Finance Corp.	Series 1998 A, Insured: AMBAC 5.375% 06/01/15	1,000,000	1,108,880
	Series 2002 E, 6.000% 08/01/26	550,000	660,198
	State Appropriated Total		1,769,078
State General Obligations – 12.7%
MA Bay Transportation Authority	Series 1991 A, Insured: MBIA 7.000% 03/01/21	1,500,000	1,870,050
	Series 1992 B, Insured: MBIA 6.200% 03/01/16	3,725,000	4,249,107
	Series 1994 A: 7.000% 03/01/10	2,000,000	2,172,080
	Insured: FGIC 7.000% 03/01/11	2,000,000	2,229,560
	Series 1994, Insured: FGIC 7.000% 03/01/14	1,250,000	1,487,913
MA State	Series 2001 D, 5.500% 11/01/15	1,000,000	1,118,140
	Series 2003 D, Insured: AMBAC 5.500% 10/01/19	450,000	516,497
	Series 2004 B, 5.250% 08/01/22	1,000,000	1,130,610
PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2002 C, 5.500% 07/01/14	500,000	546,320
PR Commonwealth of Puerto Rico Public Finance Corp.	Series 1998 A, Insured: AMBAC 5.375% 06/01/19	2,190,000	2,483,022

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Tax-Backed (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico	Public Improvement: Series 1998, 5.250% 07/01/18	1,000,000	1,094,660
	Series 2001, Insured: FSA 5.500% 07/01/16	1,750,000	1,974,087
	State General Obligations Total		20,872,046
	Tax-Backed Total		33,965,685
Transportation – 5.9%
Airports – 2.6%
MA Port Authority	Series 1999 600R, AMT, Insured: FGIC 7.858% 01/01/21(g)	1,000,000	1,101,350
	Series 1999 D, AMT, 6.000% 07/01/29(f)	3,000,000	3,158,970
	Airports Total		4,260,320
Toll Facilities – 0.7%
MA Turnpike Authority	Series 1997 C, Insured: MBIA (a) 01/01/20	2,000,000	1,172,460
	Toll Facilities Total		1,172,460
Transportation – 2.6%
MA Federal Highway	Series 1998 A, Insured: FSA 5.250% 12/15/12	1,500,000	1,617,825
	Series 1998 B, Insured: MBIA (a) 06/15/12	3,145,000	2,575,000
	Transportation Total		4,192,825
	Transportation Total		9,625,605
Utilities – 10.2%
Joint Power Authority – 1.4%
MA Municipal Wholesale Electric Co.	Series 2001 3-A, Insured: MBIA 5.250% 07/01/13	1,180,000	1,264,512
	Series 2001 6-A, Insured: MBIA 5.250% 07/01/14	1,000,000	1,071,620
	Joint Power Authority Total		2,336,132

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Municipal Bonds – (continued)
		Par ($)	Value ($)
Utilities (continued)
Municipal Electric – 1.6%
MA Development Finance Agency	Devens Electric System, Series 2001, 6.000% 12/01/30	1,000,000	1,076,490
PR Commonwealth of Puerto Rico Electric Power Authority	Series 2003 NN, Insured: MBIA 5.250% 07/01/21	1,360,000	1,534,570
	Municipal Electric Total		2,611,060
Water & Sewer – 7.2%
MA Boston Water & Sewer Commission	Series 1992 A, 5.750% 11/01/13	1,000,000	1,072,040
	Series 1993 A, 5.250% 11/01/19	4,750,000	5,238,727
MA Water Resources Authority	Series 1993 C: 5.250% 12/01/15	390,000	422,811
	Insured: MBIA 5.250% 12/01/15	1,070,000	1,157,237
	Series 2002 J, Insured: FSA: 5.250% 08/01/19	1,000,000	1,119,050
	5.500% 08/01/21	2,500,000	2,883,575
	Water & Sewer Total		11,893,440
	Utilities Total		16,840,632
	Total Municipal Bonds (cost of $153,185,966)		164,276,241
Purchased Put Option – 0.0%
10 Year U.S. Treasury Note Futures	Strike Price: $107.00 Expiring: 05/19/07	390,000	30,469
	Total Purchased Put Option (cost of $86,580)		30,469
		Shares
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund	43	43
	Total Investment Company (cost of $43)		43

See Accompanying Notes to Financial Statements.

12

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Short-Term Obligations – 1.1%
		Par ($)	Value ($)
Variable Rate Demand Notes(h) – 1.1%
MA Health & Educational Facilities Authority	Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 3.880% 01/01/35	280,000	280,000
MA Water Resources Authority	Series 2002 D, LOC: Landesbank Baden-Wurttemberg 3.900% 08/01/17	300,000	300,000
MO Health & Educational Facilities Authority	SSM Health Care Corp., Series 2005 C-1, Insured: FSA, SPA: UBS AG 3.900% 06/01/19	700,000	700,000
MS Jackson County Pollution Control	Chevron Corp., Series 1993, 3.900% 06/01/23	300,000	300,000
WY Uinta County	Chevron Corp., Series 1997, 3.900% 04/01/10	200,000	200,000
	Variable Rate Demand Notes Total		1,780,000
	Total Short-Term Obligations (cost of $1,780,000)		1,780,000
	Total Investments – 101.0% (cost of $155,052,589)(i)		166,086,753
	Other Assets & Liabilities, Net – (1.0)%		(1,670,635)
	Net Assets – 100.0%		$164,416,118

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The issuer is in default of certain debt covenants. Income is not being accrued. At April 30, 2007, the value of these securities amounted to $543,721, which represents 0.3% of net assets.

(c)  Illiquid security.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)  Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $6,342,870 and serve as collateral in the transactions.

(g)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(h)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(i)  Cost for federal income tax purposes is $154,820,550.

See Accompanying Notes to Financial Statements.

13

Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Other	28.4
Tax-Backed	20.7
Education	19.8
Health Care	12.8
Utilities	10.2
Transportation	5.9
Other Revenue	1.2
Housing	0.9
	99.9
Purchased Put Option	0.0	*
Investment Company	0.0	*
Short-Term Obligations	1.1
Other Assets & Liabilities, Net	(1.0)
	100.0

* Represents less than 0.01%.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

14

Statement of Assets and Liabilities – Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	155,052,589
	Investments, at value	166,086,753
	Cash	9,617
	Receivable for:
	Fund shares sold	43,454
	Interest	2,300,001
	Deferred Trustees' compensation plan	22,419
	Total Assets	168,462,244
Liabilities	Payable for:
	Fund shares repurchased	595,815
	Distributions	186,140
	Investment advisory fee	68,629
	Transfer agent fee	39,180
	Pricing and bookkeeping fees	11,801
	Trustees' fees	6,934
	Custody fee	1,101
	Interest expense and fees	40,618
	Floating rate notes	3,016,575
	Distribution and service fees	43,709
	Chief compliance officer expenses	597
	Deferred Trustees' compensation plan	22,419
	Other liabilities	12,608
	Total Liabilities	4,046,126
	Net Assets	164,416,118
Net Assets Consist of	Paid-in capital	153,346,768
	Undistributed net investment income	496,337
	Accumulated net realized loss	(461,151)
	Net unrealized appreciation on investments	11,034,164
	Net Assets	164,416,118
Class A	Net assets	134,041,959
	Shares outstanding	17,196,700
	Net asset value per share	7.79	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.79/0.9525)	8.18	(b)
Class B	Net assets	18,149,688
	Shares outstanding	2,328,509
	Net asset value and offering price per share	7.79	(a)
Class C	Net assets	12,224,471
	Shares outstanding	1,568,309
	Net asset value and offering price per share	7.79	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

15

Statement of Operations – Columbia Massachusetts Tax-Exempt Fund
For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Interest	4,155,809
	Dividends	— (a)
	Total Investment Income	4,155,809
Expenses	Investment advisory fee	418,492
	Distribution fee:
	Class B	74,502
	Class C	48,384
	Service fee:
	Class A	151,752
	Class B	22,384
	Class C	14,552
	Transfer agent fee	48,298
	Pricing and bookkeeping fees	47,639
	Trustees' fees	12,049
	Custody fee	5,255
	Chief compliance officer expenses	3,567
	Other expenses	58,149
	Total Operating Expenses	905,023
	Interest expenses and fees	70,519
	Total Expenses	975,542
	Fees waived by Distributor - Class C	(19,327)
	Custody earnings credit	(2,601)
	Net Expenses	953,614
	Net Investment Income	3,202,195
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	239,451
	Futures contracts	106,354
	Net realized gain	345,805
	Net change in unrealized appreciation (depreciation) on:
	Investments	(1,875,920)
	Futures contracts	15,098
	Net change in unrealized depreciation	(1,860,822)
	Net Loss	(1,515,017)
	Net Increase Resulting from Operations	1,687,178

(a)  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets – Columbia Massachusetts Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007	Year Ended October 31, 2006
Operations	Net investment income	$3,202,195	$6,893,717
	Net realized gain on investments and futures contracts	345,805	1,669,634
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,860,822)	1,771,897
	Net Increase Resulting from Operations	1,687,178	10,335,248
Distributions Declared to Shareholders	From net investment income:
	Class A	(2,646,528)	(5,580,345)
	Class B	(315,494)	(767,912)
	Class C	(224,864)	(479,285)
	From net realized gains:
	Class A	(1,239,462)	(1,094,673)
	Class B	(189,466)	(201,774)
	Class C	(120,859)	(105,965)
	Total Distributions Declared to Shareholders	(4,736,673)	(8,229,954)
Share Transactions	Class A:
	Subscriptions	4,452,906	7,663,180
	Distributions reinvested	2,437,778	3,944,676
	Redemptions	(7,633,001)	(22,224,134)
	Net Decrease	(742,317)	(10,616,278)
	Class B:
	Subscriptions	265,638	658,189
	Distributions reinvested	360,790	689,638
	Redemptions	(3,303,527)	(7,590,392)
	Net Decrease	(2,677,099)	(6,242,565)
	Class C:
	Subscriptions	544,211	2,728,430
	Distributions reinvested	190,256	313,958
	Redemptions	(2,256,004)	(3,225,315)
	Net Decrease	(1,521,537)	(182,927)
	Net Decrease from Share Transactions	(4,940,953)	(17,041,770)
	Total Decrease in Net Assets	(7,990,448)	(14,936,476)
Net Assets	Beginning of period	172,406,566	187,343,042
	End of period	164,416,118	172,406,566
	Undistributed net investment income at end of period	496,337	481,028
Changes in Shares	Class A:
	Subscriptions	567,487	981,384
	Distributions reinvested	310,641	505,014
	Redemptions	(973,981)	(2,848,264)
	Net Decrease	(95,853)	(1,361,866)
	Class B:
	Subscriptions	33,810	83,731
	Distributions reinvested	45,962	88,279
	Redemptions	(421,643)	(974,422)
	Net Decrease	(341,871)	(802,412)
	Class C:
	Subscriptions	68,894	349,113
	Distributions reinvested	24,247	40,198
	Redemptions	(286,753)	(412,594)
	Net Decrease	(193,612)	(23,283)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,		Year Ended January 31,
Class A Shares	2007		2006	2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.94		$7.83	$8.17		$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.15		0.31	0.32		0.33	0.25		0.35	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.17	(0.23)		0.17	0.10		0.23	0.03
Total from Investment Operations	0.07		0.48	0.09		0.50	0.35		0.58	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)	(0.32)		(0.33)	(0.25)		(0.35)	(0.37)
From net realized gains	(0.07)		(0.06)	(0.11)		(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.22)		(0.37)	(0.43)		(0.49)	(0.25)		(0.37)	(0.41)
Net Asset Value, End of Period	$7.79		$7.94	$7.83		$8.17	$8.16		$8.06	$7.85
Total return (c)	0.95	%(d)	6.30%	1.09	%(e)	6.28%	4.40	%(d)	7.59%	5.62	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (f)	0.93	%(g)	0.93%	0.90%		0.91%	1.00	%(g)	0.94%	0.92%
Interest and fee expense	0.08	%(g)(h)	—	—		—	—		—	—
Net expenses (f)	1.01	%(g)	0.93%	0.90%		0.91%	1.00	%(g)	0.94%	0.92%
Waiver/Reimbursement	—		—	—	%(i)	—	—		—	0.05%
Net investment income (f)	3.95	%(g)	3.99%	4.03%		4.05%	4.16	%(g)	4.39%	5.05%
Portfolio turnover rate	8	%(d)	6%	6%		6%	9	%(d)	13%	8%
Net assets, end of period (000's)	$134,042		$137,232	$146,149		$157,198	$167,692		$170,512	$169,284

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,		Year Ended January 31,
Class B Shares	2007		2006	2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.94		$7.83	$8.17		$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.12		0.25	0.26		0.27	0.21		0.29	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.17	(0.23)		0.16	0.10		0.23	0.03
Total from Investment Operations	0.05		0.42	0.03		0.43	0.31		0.52	0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.25)	(0.26)		(0.26)	(0.21)		(0.29)	(0.31)
From net realized gains	(0.07)		(0.06)	(0.11)		(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.20)		(0.31)	(0.37)		(0.42)	(0.21)		(0.31)	(0.35)
Net Asset Value, End of Period	$7.79		$7.94	$7.83		$8.17	$8.16		$8.06	$7.85
Total return (c)	0.58	%(d)	5.50%	0.34	%(e)	5.49%	3.82	%(d)	6.79%	4.86	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (f)	1.68	%(g)	1.68%	1.65%		1.66%	1.75	%(g)	1.69%	1.67%
Interest and fee expense	0.08	%(g)(h)	—	—		—	—		—	—
Net expenses (f)	1.76	%(g)	1.68%	1.65%		1.66%	1.75	%(g)	1.69%	1.67%
Waiver/Reimbursement	—		—	—	%(i)	—	—		—	0.05%
Net investment income (f)	3.20	%(g)	3.25%	3.28%		3.29%	3.41	%(g)	3.64%	4.30%
Portfolio turnover rate	8	%(d)	6%	6%		6%	9	%(d)	13%	8%
Net assets, end of period (000's)	$18,150		$21,192	$27,208		$34,035	$40,739		$43,052	$39,009

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.94		$7.83	$8.17	$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.14		0.28	0.29	0.29	0.23		0.31	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.16	(0.24)	0.17	0.09		0.24	0.04
Total from Investment Operations	0.06		0.44	0.05	0.46	0.32		0.55	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.27)	(0.28)	(0.29)	(0.22)		(0.32)	(0.34)
From net realized gains	(0.07)		(0.06)	(0.11)	(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.21)		(0.33)	(0.39)	(0.45)	(0.22)		(0.34)	(0.38)
Net Asset Value, End of Period	$7.79		$7.94	$7.83	$8.17	$8.16		$8.06	$7.85
Total return (c)(d)	0.73	%(e)	5.82%	0.64%	5.81%	4.05	%(e)	7.11%	5.17%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (f)	1.38	%(g)	1.38%	1.35%	1.36%	1.45	%(g)	1.39%	1.37%
Interest and fee expense	0.08	%(g)(h)	—	—	—	—		—	—
Net expenses (f)	1.46	%(g)	1.38%	1.35%	1.36%	1.45	%(g)	1.39%	1.37%
Waiver/Reimbursement	0.30	%(g)	0.30%	0.30%	0.30%	0.30	%(g)	0.30%	0.35%
Net investment income (f)	3.50	%(g)	3.54%	3.57%	3.58%	3.71	%(g)	3.94%	4.60%
Portfolio turnover rate	8	%(e)	6%	6%	6%	9	%(e)	13%	8%
Net assets, end of period (000's)	$12,224		$13,982	$13,986	$13,360	$15,335		$11,399	$4,802

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h) Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Massachusetts Tax-Exempt Fund
April 30, 2007 (Unaudited)

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

21

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

Floating Rate Notes Issued in Conjunction with Securities Held

The Fund may sell a fixed-rate bond ("Fixed-Rate Bond") to a broker, who deposits the Fixed-Rate Bond into a special purpose entity, from which are issued floating-rate notes ("Floating-Rate Notes") that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and Floating-Rate Note holders have the option to tender their notes to the broker at par at each reset date. A residual certificate (an "Inverse Floater"), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Notes to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus cash equivalent to the proceeds raised from the issuance of the Floating Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, because of its right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker, the Fund accounts for this transaction as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, by including the Fixed-Rate Bond in its Portfolio of Investments, and recognizing the Floating-Rate Notes as a liability on its Statement of Assets and Liabilities.

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

22

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Tax-Exempt Income	$6,827,542
Ordinary Income*	147,993
Long-Term Capital Gains	1,254,419

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$12,501,779	$(1,235,576)	$11,266,203

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

23

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

For the six months ended April 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Fund under the Services Agreement was $19,165.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.057% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.06% of the Fund's average daily net assets.

24

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2007, the Distributor has retained net underwriting discounts of $25,733 on sales of the Fund's Class A shares and net CDSC fees of $-, $22,955 and $100 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates. For the six months ended April 30, 2007, the Fund's effective service fee rate was 0.23% of the Fund's average daily net assets.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually of the average daily net assets attributable to the Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $13,031,397 and $16,401,986, respectively.

At April 30, 2007, the Fund held Inverse Floaters related to the following securities:

Par
MA Port Authority, Series 1999 C, 5.750%, 07/01/29	$3,000,000
MA Port Authority, Series 1999 D, 6.000%, 07/01/29	3,000,000

Against these securities have been issued $3,000,000 par of Floating-Rate Notes bearing interest rates at April 30, 2007 ranging from 4.123% to 4.465%, at a weighted average rate of 4.294%. Interest paid on the Floating-Rate Notes during the six months ended April 30, 2007 was at an average rate of 4.666%. The Fund's physical holdings at April 30, 2007 were Inverse Floaters totaling $3,000,000 par, market value of $3,326,295, bearing interest at a weighted rate of 7.456%. The Inverse Floaters are exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate

25

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended April 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. At April 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	19.7
Financial Security Assurance, Inc.	9.7
Financial Guaranty Insurance Co.	7.7
AMBAC Assurance Corp.	7.7

Geographic Concentration

The Fund had greater than 5% of its total investments on April 30, 2007 invested in debt obligations issued by each of Massachusetts and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in the Fund.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters

26

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of

27

Columbia Massachusetts Tax-Exempt Fund, April 30, 2007 (Unaudited)

1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

29

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report – April 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/130770-0407 (06/07) 07/39007

Columbia Management®

Columbia New York Tax-Exempt Fund

Semiannual Report – April 30, 2007

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Investment Portfolio	4

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	14

Important Information About This Report	21

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia New York Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	17,379	16,554
Class B	16,122	16,122
Class C	16,609	16,609

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New York Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	1.05
Class B	1.80
Class C	1.80

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C
Inception	09/26/86		08/04/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.01	–3.78	0.64	–4.30	0.80	–0.19
1-year	5.98	0.95	5.19	0.19	5.53	4.53
5-year	4.93	3.91	4.15	3.81	4.46	4.46
10-year	5.68	5.17	4.89	4.89	5.20	5.20

Average annual total return as of 03/31/07 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.28	–3.54	0.90	–4.05	1.06	0.07
1-year	5.29	0.29	4.51	–0.49	4.84	3.84
5-year	5.31	4.29	4.52	4.19	4.84	4.84
10-year	5.71	5.20	4.92	4.92	5.23	5.23

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or the redemption of fund shares.

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992 and Class C shares were initially offered on August 1, 1997.

1

Understanding Your Expenses – Columbia New York Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.12	1,020.63	4.19	4.21	0.84
Class B	1,000.00	1,000.00	1,006.40	1,016.91	7.91	7.95	1.59
Class C	1,000.00	1,000.00	1,007.98	1,018.40	6.42	6.46	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia New York Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 1.01% without sales charge. The Lehman Brothers Municipal Bond Index, the fund's benchmark, returned 1.59%.1 The average return of the fund's peer group, the Lipper New York Municipal Debt Funds Classification, was 1.26%.2 The fund's emphasis on bonds in the five to twenty year maturity range, a sector where rates rose somewhat during the period, generally accounted for its performance shortfall.

■  New York City remains key to the state's economic fortunes. Wall Street bonuses set new records this year, generating unexpectedly large revenues through personal income tax collections. Unemployment remains below the national average despite sluggish job creation and lagging economic growth. Areas of strength include finance, health and other services, trade and transportation, and utilities construction. The leisure and hospitality industries and government outlays are also important drivers of the state's economic growth. Weakness in manufacturing is an ongoing concern, as are population losses, the growing debt burden and the high cost of doing business in New York. Rapid spending growth threatens to bring sizeable budget deficits for several years.

■  We believe sluggish consumer spending and a slump in housing point to a slowing economy that could restrain inflation and allow the Federal Reserve Board to cut short-term interest rates later this year or early next year. In that scenario, yields on intermediate-term bonds could decline, potentially rewarding the fund's current emphasis on bonds in the five to twenty year maturity range. However, if the economy regains momentum and if high energy prices feed resurgence in core inflation, we may review our strategy.

Portfolio Management

Gary Swayze has managed the fund since 1997. Mr. Swayze is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)

Class A	7.60
Class B	7.60
Class C	7.60

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.18
Class B	0.15
Class C	0.16

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.02 per share of taxable realized gains.

Summary

6-month (cumulative) return
as of 04/30/07

+1.01%

Class A shares (without sales charge)

+1.59%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Investment Portfolio – Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – 97.5%

	Par ($)	Value ($)
Education – 13.4%
Education – 12.7%
NY Dormitory Authority
Cornell University,
Series 2006 B,
5.000% 07/01/31	1,000,000	1,063,440
New York University:
Series 1998 A,
Insured: MBIA
5.750% 07/01/27	2,000,000	2,421,860
Series 2001 1,
Insured: AMBAC:
5.500% 07/01/14	945,000	1,046,815
5.500% 07/01/40	1,000,000	1,196,870
Pace University,
Series 1997,
Insured: MBIA
6.500% 07/01/11	1,000,000	1,107,200
St. John's University,
Series 2007 C,
Insured: MBIA
5.250% 07/01/30	1,000,000	1,153,470
University of Rochester:
Series 2000 A,
Insured: MBIA
(a) 07/01/14
(5.700% 07/01/10)	370,000	335,168
Series 2007,
5.000% 07/01/27	1,000,000	1,063,800
NY Dutchess County Industrial Development Agency
Bard College,
Series 2007,
4.500% 08/01/36 (b)	500,000	491,970
NY St. Lawrence County Industrial Development Agency
Clarkson University,
Series 2007,
5.000% 07/01/31	1,000,000	1,053,740
Education Total		10,934,333
Prep School – 0.7%
NY New York City Industrial Development Agency
Marymount School Academy,
Series 2001,
Insured: ACA
5.125% 09/01/21	625,000	648,031
Prep School Total		648,031
Education Total		11,582,364
Health Care – 6.8%
Continuing Care Retirement – 2.5%
NY Dormitory Authority
Miriam Osborn Memorial Home,
Series 2000 B,
Insured: ACA
6.875% 07/01/19	1,000,000	1,097,950

	Par ($)	Value ($)
NY Suffolk County Industrial Development Agency
Active Retirement Community,
Series 2006,
5.000% 11/01/28	1,000,000	1,018,170
Continuing Care Retirement Total		2,116,120
Hospitals – 1.9%
NY Dormitory Authority
Kaleida Health,
Series 2006,
Insured: FHA
4.700% 02/15/35	1,000,000	1,011,800
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2004 A,
5.000% 12/01/13	250,000	260,810
NY Yonkers Industrial Development Agency
St. John's Riverside Hospital,
Series 2001 A,
6.800% 07/01/16	380,000	405,012
Hospitals Total		1,677,622
Nursing Homes – 2.4%
NY Amherst Industrial Development Agency
Beechwood Health Care Center,
Series 2007,
5.200% 01/01/40	750,000	757,897
NY Essex County Industrial Development Agency
Moses Ludington Nursing Home,
Series 2000 A,
Insured: FHA
6.200% 02/01/30	1,200,000	1,292,028
Nursing Homes Total		2,049,925
Health Care Total		5,843,667
Housing – 3.7%
Assisted Living/Senior – 3.7%
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A,
5.875% 05/01/19	1,500,000	1,549,185
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999:
6.150% 06/01/19	1,000,000	1,016,520
6.200% 06/01/29	615,000	624,926
Assisted Living/Senior Total		3,190,631
Housing Total		3,190,631

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
Other – 14.3%
Other – 0.7%
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	550,000	586,053
Other Total		586,053
Pool/Bond Bank – 2.6%
NY Environmental Facilities Corp.
Series 2005 B,
5.500% 04/15/35	1,000,000	1,210,800
Series 2006 A,
4.750% 06/15/31	1,000,000	1,033,620
Pool/Bond Bank Total		2,244,420
Refunded/Escrowed (c) – 11.0%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA
(d) 07/01/25	3,000,000	1,389,810
Series 1990 B,
Escrowed to Maturity,
7.500% 05/15/11	405,000	441,252
Series 2000 A,
Pre-refunded 07/01/10,
Insured: MBIA
(a) 07/01/14
(5.700% 07/01/10)	630,000	566,672
NY Greece Central School District
Series 1992,
Escrowed to Maturity,
Insured: FGIC
6.000% 06/15/16	950,000	1,110,645
NY Metropolitan Transportation Authority
Series 1993 O,
Escrowed to Maturity,
5.500% 07/01/17	1,000,000	1,126,410
Series 1998 A,
Pre-refunded 10/01/15,
Insured: FGIC
4.500% 04/01/18	2,000,000	2,105,180
NY Suffolk County Industrial Development Agency
Series 1999 A,
Pre-refunded 11/01/09,
7.200% 11/01/19	600,000	655,644

	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Escrowed to Maturity,
5.500% 01/01/17	1,300,000	1,443,845
Series 1993 B,
Escrowed to Maturity,
5.000% 01/01/20	500,000	547,315
NY Urban Development Corp.
Series 2002 A,
Pre-refunded 01/01/11,
5.500% 01/01/17	105,000	111,683
Refunded/Escrowed Total		9,498,456
Other Total		12,328,929
Tax-Backed – 35.5%
Local Appropriated – 0.8%
NY Dormitory Authority
Westchester County,
Series 1998,
(d) 08/01/19	1,200,000	728,064
Local Appropriated Total		728,064
Local General Obligations – 2.0%
NY Mount Sinai School District
Series 1992,
Insured: AMBAC
6.200% 02/15/19	1,005,000	1,216,663
NY New York City
Series 2007 C,
4.250% 01/01/29	500,000	482,785
Local General Obligations Total		1,699,448
Special Non-Property Tax – 16.2%
NY Local Government Assistance Corp.
Series 1993 C,
5.500% 04/01/17	2,100,000	2,351,076
Series 1993 E:
5.000% 04/01/21	6,650,000	7,252,623
6.000% 04/01/14	3,945,000	4,388,418
Special Non-Property Tax Total		13,992,117
State Appropriated – 15.2%
NY Dormitory Authority
City University:
Series 1990 C,
7.500% 07/01/10	1,070,000	1,130,541
Series 1993 A,
5.500% 05/15/13	3,500,000	3,766,490
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26	1,500,000	1,599,615

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
New York University,
Series 1990 B,
7.500% 05/15/11	555,000	604,872
Series 1993,
6.000% 07/01/20	2,000,000	2,353,220
State University,
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,000,000	1,153,020
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	490,000	515,460
NY Urban Development Corp.
Series 1994,
Insured: FSA
5.500% 01/01/14	1,000,000	1,080,350
Series 2002 A,
5.500% 01/01/17	895,000	946,606
State Appropriated Total		13,150,174
State General Obligations – 1.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
6.250% 07/01/12	1,000,000	1,105,050
State General Obligations Total		1,105,050
Tax-Backed Total		30,674,853
Transportation – 10.8%
Air Transportation – 1.9%
NY New York City Industrial Development Agency
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/24	1,500,000	1,624,515
Air Transportation Total		1,624,515
Ports – 2.6%
NY Port Authority of New York & New Jersey
Series 1993,
5.375% 03/01/28	2,000,000	2,292,120
Ports Total		2,292,120
Toll Facilities – 2.7%
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA:
5.500% 11/15/18	1,000,000	1,146,540
5.500% 11/15/20	1,000,000	1,159,060
Toll Facilities Total		2,305,600

	Par ($)	Value ($)
Transportation – 3.6%
NY Metropolitan Transportation Authority
Series 2002 E,
Insured: MBIA
5.500% 11/15/14	1,500,000	1,668,945
Series 2005 B,
Insured: AMBAC
5.250% 11/15/23	1,250,000	1,426,287
Transportation Total		3,095,232
Transportation Total		9,317,467
Utilities – 13.0%
Independent Power Producers – 1.2%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	1,000,000	1,000,250
Independent Power Producers Total		1,000,250
Investor Owned – 3.1%
NY Energy & Research Development Authority
Brooklyn Union Gas Co.:
Series 1993, IFRN,
8.550% 04/01/20 (e)	1,500,000	1,624,290
Series 2005 A, AMT,
Insured: FGIC
4.700% 02/01/24	1,000,000	1,021,680
Investor Owned Total		2,645,970
Municipal Electric – 5.2%
NY Long Island Power Authority
Series 2000 A,
Insured: FSA:
(d) 06/01/15	1,500,000	1,094,655
(d) 06/01/18	1,000,000	639,470
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
Insured: MBIA
5.500% 07/01/15	1,500,000	1,677,570
Series 2003 NN,
Insured: MBIA
5.250% 07/01/21	1,000,000	1,128,360
Municipal Electric Total		4,540,055
Water & Sewer – 3.5%
NY New York City Municipal Water Finance Authority
Water & Sewer System:
Series 2001 D,
(d) 06/15/17	3,000,000	2,005,950

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

Municipal Bonds – (continued)

	Par ($)	Value ($)
Series 2004 B,
5.000% 06/15/36	1,000,000	1,047,700
Water & Sewer Total		3,053,650
Utilities Total		11,239,925
Total Municipal Bonds (Cost of $76,739,849)		84,177,836
Purchased Put Options – 0.0%
10 Year U.S. Treasury Note Futures
Strike Price: $107.00
Expiring: May 2007	202,000	15,781
Total Purchased Put Options (Cost of $44,844)		15,781
Investment Company – 0.0%
	Shares
Dreyfus Cash Management Plus, Inc.	1	1
Total Investment Company (Cost of $1)		1
Short-Term Obligations – 2.1%
	Par ($)
Variable Rate Demand Notes (f) – 2.1%
NY Jay Street Development Corp.
Series 2003 A-4,
LOC: DEPFA Bank PLC
4.000% 05/01/22	400,000	400,000
NY New York City Municipal Water Finance Authority
Series 1994 G,
Insured: FGIC,
SPA: DEPFA Bank PLC
4.000% 06/15/24	100,000	100,000
Series 1995 A,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.950% 06/15/25	500,000	500,000
NY New York City
Series 1993 A-7,
LOC: Morgan Guaranty Trust
4.000% 08/01/20	800,000	800,000
Variable Rate Demand Notes Total		1,800,000
Total Short-Term Obligations (Cost of $1,800,000)		1,800,000
Total Investments – 99.6% (Cost of $78,584,694)(g)		85,993,618
Other Assets & Liabilities, Net – 0.4%		366,407
Net Assets – 100.0%		$86,360,025

Notes to Investment Portfolio:

(a)  Step bond. These securities are currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(b)  Security purchased on a delayed delivery basis.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(f)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(g)  Cost for federal income tax purposes is $77,971,622.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	35.5
Other	14.3
Education	13.4
Utilities	13.0
Transportation	10.8
Health Care	6.8
Housing	3.7
	97.5
Investment Company	0.0	*
Purchased Put Options	0.0	*
Short-Term Obligations	2.1
Other Assets & Liabilities, Net	0.4
	100.0

*  Represents less than 0.01%

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Fund
April 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	78,584,694
	Investments, at value	85,993,618
	Cash	67,098
	Receivable for:
	Fund shares sold	147,872
	Interest	1,122,691
	Expense reimbursement due from Investment Advisor	14,975
	Deferred Trustees' compensation plan	16,203
	Total Assets	87,362,457
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	484,165
	Fund shares repurchased	259,294
	Distributions	115,546
	Investment advisory fee	35,678
	Transfer agent fee	14,007
	Pricing and bookkeeping fees	9,318
	Trustees' fees	5,069
	Custody fee	638
	Distribution and service fees	34,536
	Chief compliance officer expenses	506
	Deferred Trustees' compensation plan	16,203
	Other liabilities	27,472
	Total Liabilities	1,002,432
	Net Assets	86,360,025
Net Assets Consist of	Paid-in capital	78,720,297
	Undistributed net investment income	626,755
	Accumulated net realized loss	(395,951)
	Net unrealized appreciation on investments	7,408,924
	Net Assets	86,360,025
Class A	Net assets	56,132,846
	Shares outstanding	7,384,716
	Net asset value per share	7.60	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.60/0.9525)	7.98	(b)
Class B	Net assets	19,988,922
	Shares outstanding	2,629,673
	Net asset value and offering price per share	7.60	(a)
Class C	Net assets	10,238,257
	Shares outstanding	1,346,964
	Net asset value and offering price per share	7.60	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia New York Tax-Exempt Fund
For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Interest	2,166,099
	Dividends	— (a)
	Total Investment Income	2,166,099
Expenses	Investment advisory fee	217,138
	Distribution fee:
	Class B	79,950
	Class C	36,029
	Service fee:
	Class A	66,790
	Class B	25,434
	Class C	11,468
	Transfer agent fee	33,711
	Pricing and bookkeeping fees	39,414
	Trustees' fees	9,280
	Custody fee	2,804
	Chief compliance officer expenses	3,016
	Other expenses	52,658
	Total Expenses	577,692
	Fees and expenses waived or reimbursed by Investment Advisor	(96,470)
	Fees waived by Distributor — Class C	(14,422)
	Custody earnings credit	(985)
	Net Expenses	465,815
	Net Investment Income	1,700,284
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	219,551
	Futures contracts	52,999
	Net realized gain	272,550
	Net change in unrealized appreciation (depreciation) on:
	Investments	(1,157,643)
	Futures contracts	7,549
	Net change in unrealized depreciation	(1,150,094)
	Net Loss	(877,544)
	Net Increase Resulting from Operations	822,740

(a)  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007	Year Ended October 31, 2006
Operations	Net investment income	$1,700,284	$3,539,330
	Net realized gain on investments and futures contracts	272,550	418,993
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,150,094)	1,278,640
	Net Increase Resulting from Operations	822,740	5,236,963
Distributions Declared to Shareholders	From net investment income:
	Class A	(1,132,099)	(2,283,084)
	Class B	(350,727)	(829,479)
	Class C	(172,240)	(353,933)
	From net realized gains:
	Class A	(176,684)	(504,144)
	Class B	(69,863)	(242,649)
	Class C	(29,654)	(87,868)
	Total Distributions Declared to Shareholders	(1,931,267)	(4,301,157)
Share Transactions	Class A:
	Subscriptions	6,204,387	5,928,616
	Distributions reinvested	771,710	1,722,381
	Redemptions	(6,182,729)	(10,223,326)
	Net Increase (Decrease)	793,368	(2,572,329)
	Class B:
	Subscriptions	248,954	595,445
	Distributions reinvested	271,499	691,835
	Redemptions	(3,039,436)	(7,001,311)
	Net Decrease	(2,518,983)	(5,714,031)
	Class C:
	Subscriptions	1,924,252	1,651,345
	Distributions reinvested	122,218	293,682
	Redemptions	(1,146,206)	(2,556,102)
	Net Increase (Decrease)	900,264	(611,075)
	Net Decrease from Share Transactions	(825,351)	(8,897,435)
	Total Decrease in Net Assets	(1,933,878)	(7,961,629)
Net Assets	Beginning of period	88,293,903	96,255,532
	End of period	86,360,025	88,293,903
	Undistributed net investment income at end of period	626,755	581,537
Changes in Shares	Class A:
	Subscriptions	811,940	783,196
	Distributions reinvested	101,015	227,119
	Redemptions	(810,436)	(1,350,775)
	Net Increase (Decrease)	102,519	(340,460)
	Class B:
	Subscriptions	32,544	78,352
	Distributions reinvested	35,535	91,214
	Redemptions	(398,369)	(925,790)
	Net Decrease	(330,290)	(756,224)
	Class C:
	Subscriptions	251,350	217,771
	Distributions reinvested	16,001	38,730
	Redemptions	(149,624)	(338,023)
	Net Increase (Decrease)	117,727	(81,522)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class A Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.70		$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.16		0.32	0.31	0.31	0.24		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.15	(0.22)	0.16	0.11		0.17	0.07
Total from Investment Operations	0.08		0.47	0.09	0.47	0.35		0.50	0.41
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.31)	(0.30)	(0.31)	(0.23)		(0.33)	(0.32)
From net realized gains	(0.02)		(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.18)		(0.38)	(0.32)	(0.35)	(0.23)		(0.33)	(0.32)
Net Asset Value, End of Period	$7.60		$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	1.01	%(e)	6.31%	1.19%	6.26%	4.70	%(e)	6.81%	5.75%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.84	%(g)	0.84%	0.84%	0.83%	0.83	%(g)	0.82%	0.79%
Waiver/Reimbursement	0.22	%(g)	0.21%	0.14%	0.13%	0.24	%(g)	0.18%	0.21%
Net investment income (f)	4.15	%(g)	4.16%	4.00%	4.04%	4.15	%(g)	4.32%	4.61%
Portfolio turnover rate	8	%(e)	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$56,133		$56,050	$58,004	$65,280	$68,271		$67,779	$60,165

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class B Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.70		$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.13		0.26	0.25	0.25	0.20		0.27	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.15	(0.21)	0.16	0.11		0.17	0.07
Total from Investment Operations	0.05		0.41	0.04	0.41	0.31		0.44	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.25)	(0.25)	(0.25)	(0.19)		(0.27)	(0.27)
From net realized gains	(0.02)		(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.15)		(0.32)	(0.27)	(0.29)	(0.19)		(0.27)	(0.27)
Net Asset Value, End of Period	$7.60		$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	0.64	%(e)	5.52%	0.44%	5.47%	4.12	%(e)	6.02%	4.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.59	%(g)	1.59%	1.59%	1.58%	1.58	%(g)	1.57%	1.54%
Waiver/Reimbursement	0.22	%(g)	0.21%	0.14%	0.13%	0.24	%(g)	0.18%	0.21%
Net investment income (f)	3.40	%(g)	3.41%	3.25%	3.29%	3.40	%(g)	3.57%	3.86%
Portfolio turnover rate	8	%(e)	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$19,989		$22,782	$28,278	$34,877	$44,293		$43,018	$36,409

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2007		2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.70		$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.14		0.28	0.28	0.28	0.21		0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.15	(0.22)	0.16	0.12		0.17	0.07
Total from Investment Operations	0.06		0.43	0.06	0.44	0.33		0.46	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.27)	(0.27)	(0.28)	(0.21)		(0.29)	(0.29)
From net realized gains	(0.02)		(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.16)		(0.34)	(0.29)	(0.32)	(0.21)		(0.29)	(0.29)
Net Asset Value, End of Period	$7.60		$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	0.80	%(e)	5.84%	0.74%	5.78%	4.35	%(e)	6.34%	5.29%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.29	%(g)	1.29%	1.29%	1.28%	1.28	%(g)	1.27%	1.24%
Waiver/Reimbursement	0.52	%(g)	0.51%	0.44%	0.43%	0.54	%(g)	0.48%	0.51%
Net investment income (f)	3.70	%(g)	3.71%	3.55%	3.59%	3.70	%(g)	3.87%	4.16%
Portfolio turnover rate	8	%(e)	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$10,238		$9,461	$9,974	$9,774	$10,231		$9,344	$4,108

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements – Columbia New York Tax-Exempt Fund
April 30, 2007 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

14

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating

15

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Tax-Exempt Income	$3,466,496
Ordinary Income*	24,767
Long-Term Capital Gains	809,894

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$8,061,183	$(39,187)	$8,021,996

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting

16

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Fund under the Services Agreement was $17,081.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.091% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.08% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2007, the Distributor has retained net underwriting discounts of $2,685 on sales of the Fund's Class A shares and net CDSC fees of $475, $11,594 and $1 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates. For the six months ended April 30, 2007, the Fund's effective service fee rate was 0.24% of the Fund's average daily net assets.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

17

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $6,574,669 and $7,463,949, respectively.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended April 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of April 30, 2007, the Fund had one shareholder that held 5.1% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of April 30, 2007, the Fund had two shareholders that held 23.2% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. At April 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	16.0
AMBAC Assurance Corp.	7.5
Financial Guaranty Insurance Co.	5.6

Geographic Concentration

The Fund had greater than 5% of its total investments on April 30, 2007 invested in debt obligations issued by each of

18

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in the Fund.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended

19

Columbia New York Tax-Exempt Fund, April 30, 2007 (Unaudited)

complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

20

Important Information About This Report – Columbia New York Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

21

Columbia New York Tax-Exempt Fund

Semiannual Report – April 30, 2007

Columbia Management®

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/130867-0407 (06/07) 07/39008

Columbia Management®

Columbia Tax-Exempt Bond Funds

Semiannual Report – April 30, 2007

■  Columbia Connecticut Intermediate Municipal Bond Fund

■  Columbia Intermediate Municipal Bond Fund

■  Columbia Massachusetts Intermediate Municipal Bond Fund

■  Columbia New Jersey Intermediate Municipal Bond Fund

■  Columbia New York Intermediate Municipal Bond Fund

■  Columbia Rhode Island Intermediate Municipal Bond Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Columbia Connecticut Intermediate Municipal Bond Fund	1

Columbia Intermediate Municipal Bond Fund	5

Columbia Massachusetts Intermediate Municipal Bond Fund	9

Columbia New Jersey Intermediate Municipal Bond Fund	13

Columbia New York Intermediate Municipal Bond Fund	17

Columbia Rhode Island Intermediate Municipal Bond Fund	21

Investment Portfolios	25

Statements of Assets and Liabilities	90

Statements of Operations	94

Statements of Changes in Net Assets	96

Financial Highlights	102

Notes to Financial Statements	138

Important Information About This Report	149

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

April 30, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	15,417	14,690
Class B	14,730	14,730
Class C	14,964	14,964
Class G	14,862	14,862
Class T	15,491	14,761
Class Z	15,680	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.00	–2.27	0.63	–2.35	0.80	–0.19	0.73	–4.24	1.05	–3.78	1.12
1-year	4.37	0.94	3.60	0.60	3.96	2.96	3.81	–1.19	4.48	–0.50	4.63
5-year	3.27	2.27	2.50	2.50	2.83	2.83	2.69	2.15	3.37	2.37	3.53
10-year	4.42	3.92	3.95	3.95	4.11	4.11	4.04	4.04	4.47	3.97	4.60

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.09	–2.18	0.72	–2.27	0.89	–0.10	0.82	–4.15	1.14	–3.69	1.22
1-year	3.99	0.58	3.22	0.22	3.58	2.58	3.42	–1.58	4.09	–0.85	4.25
5-year	3.61	2.61	2.84	2.84	3.16	3.16	3.02	2.48	3.71	2.70	3.87
10-year	4.48	3.97	4.01	4.01	4.17	4.17	4.10	4.10	4.53	4.02	4.65

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year period) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B, and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge"returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B, Class C, Class G and Class T shares are newer classes of shares, initially offered on November 18, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the "Galaxy Connecticut Fund") for periods prior to November 18, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns for Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Connecticut Fund (March 1, 2001). Retail A share returns include returns of BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund (the "1784 Connecticut Fund") (whose shares were initially offered on August 1, 1994) for periods prior to June 26, 2000. The returns for Class Z shares include returns of Trust shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the fund, and returns of shares of the 1784 Connecticut Fund for periods prior to June 26, 2000. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	10.69
Class B	10.69
Class C	10.69
Class G	10.69
Class T	10.69
Class Z	10.69

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class G	0.15
Class T	0.18
Class Z	0.19

Annual operating expense ratio (%)*

Class A	1.08
Class B	1.83
Class C	1.83
Class G	1.63
Class T	0.98
Class Z	0.83

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia Connecticut Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.02	1,019.39	5.43	5.46	1.09
Class B	1,000.00	1,000.00	1,006.30	1,015.67	9.15	9.20	1.84
Class C	1,000.00	1,000.00	1,007.98	1,017.41	7.42	7.45	1.49
Class G	1,000.00	1,000.00	1,007.29	1,016.66	8.16	8.20	1.64
Class T	1,000.00	1,000.00	1,010.51	1,019.89	4.94	4.96	0.99
Class Z	1,000.00	1,000.00	1,011.21	1,020.63	4.19	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Connecticut Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended April 30, 2007, the fund's Class A shares returned 1.00% without sales charge. Class Z shares returned 1.12%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 1.43%.1 The fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, had an average return of 1.04%.2

■  Municipal bonds made little headway during the past six months with short- and long-term yields staying fairly close to each other, compared to the historical difference between them. The best performers in the municipal market were longer-maturity and lower quality investment grade issues. In this environment, the fund benefited from an overweight at the longer end of the intermediate range in bonds with 12- to 20-year maturities. Some lower quality bonds already in the fund, including some tobacco bonds and uninsured Puerto Rico bonds, also helped returns. Relatively few lower quality issues came to market, making it difficult to boost exposure to the sector.

■  We believe that a lower weight versus the Lipper peer group in one-to-three year bonds and a higher exposure to 10-year bonds detracted from performance. In addition, the fund had a slight bias toward bonds that can be called (or redeemed) in 2010. In an effort to increase sensitivity to interest rate changes along the yield curve, we trimmed exposure to these shorter-call bonds as well as shorter-maturity issues, while adding to holdings at the longer end of the intermediate maturity range. The yield curve is a graphic depiction of interest rates, from short- to long-term.

■  We believe Connecticut's AA credit status is likely to remain stable, especially if gains on Wall Street remain strong. We believe the municipal bond supply may remain solid, driven by bond refundings and the state's need to invest in infrastructure improvements and school building projects. We plan to keep the fund focused on bonds with 10- to 20-year maturities, while adding higher-yielding, lower quality investment grade (A- or BBB-rated) bonds as they become available.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+1.00%

Class A shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since 2002 and has been with the advisor or its predecessors or affiliate organizations since 1994.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 - 04/30/07 ($)

Sales charge	without	with
Class A	15,842	15,093
Class B	15,233	15,233
Class C	15,537	15,537
Class G	15,264	15,264
Class T	15,877	15,127
Class Z	16,077	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each Class of Columbia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.07	–2.22	0.75	–2.23	0.97	–0.02	0.78	–4.19	1.10	–3.72	1.17
1-year	5.00	1.61	4.32	1.32	4.79	3.79	4.37	–0.63	5.05	0.04	5.21
5-year	3.65	2.64	2.97	2.97	3.38	3.38	3.01	2.48	3.70	2.69	3.85
10-year	4.71	4.20	4.30	4.30	4.50	4.50	4.32	4.32	4.73	4.23	4.86

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.27	–2.04	0.94	–2.04	1.17	0.17	0.97	–4.00	1.29	–3.54	1.37
1-year	4.49	1.14	3.82	0.82	4.29	3.29	3.87	–1.13	4.55	–0.41	4.70
5-year	3.93	2.92	3.24	3.24	3.64	3.64	3.28	2.75	3.97	2.97	4.13
10-year	4.76	4.25	4.36	4.36	4.56	4.56	4.38	4.38	4.78	4.28	4.91

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or the redemptions of fund shares.

Class A, Class B, Class C, Class G and Class T shares are newer classes of shares, initially offered on November 25, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Tax-Exempt Fund") for periods prior to November 25, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns for Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Intermediate Tax-Exempt Fund (March 1, 2001). Retail A share returns include returns of BKB shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund (the "1784 Tax-Exempt Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for Class Z shares include returns of Trust shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the fund, and returns of shares of the 1784 Tax-Exempt Fund for periods prior to June 26, 2000. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	10.31
Class B	10.31
Class C	10.31
Class G	10.31
Class T	10.31
Class Z	10.31

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.19
Class B	0.16
Class C	0.18
Class G	0.16
Class T	0.19
Class Z	0.20

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Annual operating expense ratio (%)*

Class A	0.75
Class B	1.40
Class C	1.40
Class G	1.35
Class T	0.70
Class Z	0.55

Annual operating expense ratio

after contractual waivers (%)*

Class A	0.70
Class B	1.35
Class C	1.35
Class G	1.30
Class T	0.65
Class Z	0.50

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires '02/28/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.71	1,021.32	3.49	3.51	0.70
Class B	1,000.00	1,000.00	1,007.49	1,018.10	6.72	6.76	1.35
Class C	1,000.00	1,000.00	1,009.72	1,020.33	4.48	4.51	0.90
Class G	1,000.00	1,000.00	1,007.79	1,018.35	6.47	6.51	1.30
Class T	1,000.00	1,000.00	1,011.01	1,021.57	3.24	3.26	0.65
Class Z	1,000.00	1,000.00	1,011.70	1,022.32	2.49	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 1.07% without sales charge. Class Z shares returned 1.17%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, returned 1.43%, and the average return of the fund's peer group, the Lipper Intermediate Municipal Debt Funds Classification, was 1.11%.1

■  Longer-maturity and lower quality bonds were the best performers for the period. As a result, the fund did well to have more exposure than many of its peers to longer-maturity bonds. The addition of some higher-yielding, lower quality investment grade and non-rated bonds also aided performance. By contrast, the fund lost some ground because it had little exposure to bonds with one- to two-year maturities, which were also strong performers. We sold bonds from the fund's portfolio with short maturities or short calls in an effort to lock in higher yields, replacing them with bonds with 10- to 20-year maturities. A relatively large concentration in intermediate-term bonds with maturities in the four- to 12-year range, which were weaker performers, further undermined returns.

■  Although we believe that the Federal Reserve Board (the Fed) will hold short-term interest rates steady, we plan to keep a close eye on inflation and employment numbers that might change the Fed's intentions. We believe the fund is well positioned for a relatively stable interest rate environment. Municipal supply was strong during the period, driven largely by significant issuance in California. The fund took advantage of opportunities to add to holdings in California as well as in lower investment-grade and non-rated securities. Going forward, we plan to focus on bonds with maturities between seven and 20 years, while looking for ways to potentially add to the fund's yield. We also will work to improve call structure, so the fund will be better positioned to be less vulnerable to a loss of income from bonds that are redeemed before their scheduled maturity.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+1.07%

Class A Shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia Intermediate Municipal Bond Fund

Portfolio Management

Susan Sanderson has managed the fund since 2002 and has been with the advisor or its predecessors or affiliate organizations since 1985.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	15,594	14,860
Class B	14,904	14,904
Class C	15,136	15,136
Class G	15,041	15,041
Class T	15,669	14,931
Class Z	15,833	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	12/09/02		12/09/02		12/09/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.90	–2.36	0.53	–2.45	0.70	–0.29	0.63	–4.33	0.95	–3.81	1.02
1-year	4.60	1.16	3.82	0.82	4.18	3.18	4.03	–0.97	4.70	–0.24	4.86
5-year	3.43	2.42	2.67	2.67	2.98	2.98	2.85	2.32	3.53	2.52	3.69
10-year	4.54	4.04	4.07	4.07	4.23	4.23	4.17	4.17	4.59	4.09	4.70

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.09	–2.17	0.72	–2.26	0.89	–0.10	0.82	–4.15	1.14	–3.64	1.22
1-year	4.11	0.70	3.33	0.33	3.69	2.69	3.54	–1.46	4.21	–0.77	4.37
5-year	3.76	2.75	2.99	2.99	3.30	3.30	3.18	2.64	3.85	2.84	4.01
10-year	4.60	4.09	4.13	4.13	4.29	4.29	4.22	4.22	4.65	4.14	4.75

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B, and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge"returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B, Class C, Class G and Class T shares are newer classes of shares, initially offered on December 9, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Massachusetts Fund") for periods prior to December 9, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns for Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Massachusetts Fund (March 1, 2001). Retail A share returns include returns of BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the "1784 Massachusetts Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for Class Z shares include returns of Trust shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the fund, and returns of shares of the 1784 Massachusetts Fund for periods prior to June 26, 2000. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	10.41
Class B	10.41
Class C	10.41
Class G	10.41
Class T	10.41
Class Z	10.41

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class G	0.16
Class T	0.19
Class Z	0.20

Distributions include $0.01 per share of taxable realized gains.

Annual operating expense ratio (%)*

Class A	1.03
Class B	1.78
Class C	1.78
Class G	1.58
Class T	0.93
Class Z	0.78

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia Massachusetts Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,008.98	1,019.79	5.03	5.06	1.01
Class B	1,000.00	1,000.00	1,005.31	1,016.07	8.75	8.80	1.76
Class C	1,000.00	1,000.00	1,006.99	1,017.80	7.02	7.05	1.41
Class G	1,000.00	1,000.00	1,006.30	1,017.06	7.76	7.80	1.56
Class T	1,000.00	1,000.00	1,009.52	1,020.28	4.53	4.56	0.91
Class Z	1,000.00	1,000.00	1,010.22	1,021.03	3.79	3.81	0.76

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Massachusetts Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 0.90% without sales charge. Class Z shares returned 1.02%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 1.43%.1 The average return of the fund's peer group, the Lipper Massachusetts Intermediate Municipal Debt Funds Classification, was 0.93%.2

■  Performance benefited from the addition of lower investment-grade securities, including bonds issued by hospitals, continuing care retirement centers and educational institutions. These purchases boosted yield and outperformed higher quality issues in a relatively stable interest-rate environment. We believe the fund had a longer weighted average maturity than its peer group, which also helped returns as longer-term issues beat shorter-term bonds. Having less exposure than either its peer group or its benchmark to bonds with one- and two-year maturities hampered returns, as these bonds performed well. During the period, we sold from the fund's portfolio shorter-maturity bonds as well as bonds with near-term call dates and focused on 10- to 20-year bonds. We also worked to improve the fund's structure by adding noncallable bonds, as well as bonds with longer call dates, helping to lock in yields. Callable bonds can be redeemed at a set date before maturity.

■  Going forward, we expect positive economic growth in Massachusetts. Although Massachusetts' unemployment rate has shown some improvement and wealth levels have stayed high, Massachusetts continues to face challenges related to high housing costs, labor force migration to other states and a significant budget gap. We believe that municipal issuance may remain healthy, driven by the government efforts to obtain funding for infrastructure needs. As more Massachusetts issues come to market, we plan to look for opportunities to diversify across sectors and invest in investment-grade and non-rated bonds.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+0.90%

Class A shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio Management

Susan Sanderson has managed the fund since 1993 and has been with the advisor or its predecessors or affiliate organizations since 1985.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia New Jersey Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 04/03/98 – 04/30/07 ($)

Sales charge	without	with
Class A	14,381	13,697
Class B	13,723	13,723
Class C	13,940	13,940
Class G	13,847	13,847
Class T	14,442	13,755
Class Z	14,655	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New Jersey Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		04/03/98		04/03/98
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.07	-2.17	0.69	–2.28	0.87	–0.12	0.79	–4.16	1.12	–3.67	1.19
1-year	4.81	1.38	4.03	1.03	4.39	3.39	4.24	0.76	4.91	–0.05	5.07
5-year	3.77	2.77	2.99	2.99	3.31	3.31	3.18	2.64	3.86	2.85	4.02
Life	4.09	3.53	3.55	3.55	3.73	3.73	3.65	3.65	4.13	3.58	4.30

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.37	–1.89	0.99	–1.99	1.17	0.17	1.09	–3.88	1.42	–3.39	1.49
1-year	4.41	1.01	3.63	0.63	3.99	2.99	3.84	–1.16	4.51	–0.41	4.67
5-year	4.15	3.14	3.37	3.37	3.69	3.69	3.55	3.02	4.24	3.23	4.40
Life	4.10	3.54	3.57	3.57	3.75	3.75	3.67	3.67	4.15	3.59	4.32

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B, and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge"returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B, Class C, Class G and Class T are newer classes of shares, initially offered on November 18, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy New Jersey Municipal Bond Fund (the "Galaxy New Jersey Fund") for periods prior to November 18, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns of Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy New Jersey Fund (March 1, 2001). Retail A shares were initially offered on April 3, 1998. The returns for Class Z shares include returns of Trust shares of the Galaxy New Jersey Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the fund. Trust shares were initially offered by the Galaxy New Jersey Fund on April 3, 1998. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	10.17
Class B	10.17
Class C	10.17
Class G	10.17
Class T	10.17
Class Z	10.17

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.20
Class B	0.16
Class C	0.18
Class G	0.17
Class T	0.20
Class Z	0.21

Distributions include $0.03 per share of taxable realized gains.

Annual operating expense ratio (%)*

Class A	1.26
Class B	2.01
Class C	2.01
Class G	1.81
Class T	1.16
Class Z	1.01

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia New Jersey Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.71	1,018.50	6.33	6.36	1.27
Class B	1,000.00	1,000.00	1,006.89	1,014.78	10.05	10.09	2.02
Class C	1,000.00	1,000.00	1,008.68	1,016.51	8.32	8.35	1.67
Class G	1,000.00	1,000.00	1,007.88	1,015.77	9.06	9.10	1.82
Class T	1,000.00	1,000.00	1,011.21	1,018.99	5.83	5.86	1.17
Class Z	1,000.00	1,000.00	1,011.90	1,019.74	5.09	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia New Jersey Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 1.07% without sales charge. Class Z shares returned 1.19%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 1.43%.1 The fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification, had an average total return of 1.04%.2

■  Fixed-income returns were muted in a period when interest rates remained stable and relatively low. Lower quality bonds did well, fueled by investors' search for added yield. Yet, the fund maintained a high quality focus while benefiting from exposure to lower quality (A- and BBB-rated) investment grade paper in the hospital, student housing, education, continuing care retirement center and tobacco sectors. We believe that exposure to lower quality bonds was higher than that of many peers from other states.

■  Investments at the longer end of the intermediate universe, in securities with maturities between 12 and 20 years, also helped returns. As investors anticipated lower interest rates ahead, they attempted to lock in yields by buying longer-term issues, which outperformed shorter-term bonds. We also believe the fund benefited from having a slightly longer call structure than its peer group, as we favored non-callable bonds, which cannot be redeemed before their scheduled maturity, and bonds with call dates of 10 years or more.

■  We believe the outlook for New Jersey's municipal markets remains positive. Although economic growth has been decent, the state faces some structural budget problems as well as the potential for decreased reliance on property taxes to fund schools. We expect issuance to remain strong, providing a mix of large and small deals across sectors. We believe the fund is well positioned for stable to lower interest rates with a healthy exposure to lower quality investment-grade bonds and a tilt toward longer maturity issues.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+1.07%

Class A shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia New Jersey Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since 1998 and has been with the advisor or its predecessors or affiliate organizations since 1994.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	15,886	15,137
Class B	15,181	15,181
Class C	15,424	15,424
Class G	15,320	15,320
Class T	15,952	15,199
Class Z	16,230	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New York Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.04	–2.22	0.67	–2.31	0.85	–0.15	0.77	–4.20	1.09	–3.69	1.17
1-year	4.31	0.89	3.54	0.54	3.90	2.90	3.74	–1.26	4.42	–0.51	4.57
5-year	3.80	2.79	3.02	3.02	3.35	3.35	3.21	2.67	3.88	2.88	4.05
10-year	4.74	4.23	4.26	4.26	4.43	4.43	4.36	4.36	4.78	4.28	4.96

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.13	–2.14	0.75	–2.23	0.93	–0.07	0.85	–4.12	1.18	–3.61	1.25
1-year	3.87	0.48	3.09	0.09	3.46	2.46	3.30	–1.70	3.97	–1.00	4.13
5-year	4.16	3.15	3.38	3.38	3.70	3.70	3.56	3.03	4.24	3.23	4.41
10-year	4.80	4.29	4.33	4.33	4.49	4.49	4.42	4.42	4.84	4.33	5.02

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B, and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge"returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B, Class C, Class G and Class T are newer classes of shares, initially offered on November 25, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy New York Municipal Bond Fund (the "Galaxy New York Fund") for periods prior to November 25, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns of Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy New York Fund (March 1, 2001). Retail A shares were initially offered on December 31, 1991. The returns for Class Z shares include returns of Trust shares of the Galaxy New York Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the fund. Trust shares were initially offered by the Galaxy New York Fund on December 31, 1991. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	11.61
Class B	11.61
Class C	11.61
Class G	11.61
Class T	11.61
Class Z	11.61

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.19
Class B	0.15
Class C	0.17
Class G	0.16
Class T	0.20
Class Z	0.21

Distributions include less than $0.01 per share of taxable realized gains.

Annual operating expense ratio (%)*

Class A	1.15
Class B	1.90
Class C	1.90
Class G	1.70
Class T	1.05
Class Z	0.90

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia New York Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.41	1,019.34	5.48	5.51	1.10
Class B	1,000.00	1,000.00	1,006.69	1,015.62	9.20	9.25	1.85
Class C	1,000.00	1,000.00	1,008.48	1,017.36	7.47	7.50	1.50
Class G	1,000.00	1,000.00	1,007.69	1,016.61	8.21	8.25	1.65
Class T	1,000.00	1,000.00	1,010.91	1,019.84	4.99	5.01	1.00
Class Z	1,000.00	1,000.00	1,011.70	1,020.58	4.24	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia New York Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's Class A shares returned 1.04% without sales charge. Class Z shares returned 1.17%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index1, which is national in scope, returned 1.43%, and the average return of the fund's peer group, the Lipper New York Intermediate Municipal Debt Funds Classification2 was 1.00%. The fund received the 2007 Lipper Fund Award.3

■  Lower quality bonds were among the period's best performers, as interest rates remained low and investors looked for added yield. The fund maintained a high quality focus, but benefited from exposure to lower quality investment grade securities with credit ratings of A and BBB. Holdings included some education and tobacco issues, as well as bonds issued for the construction of the new New York Mets baseball stadium. A slight bias toward the longer end of the intermediate universe in bonds with 12- to 20-year returns also benefited returns, as longer-term issues outperformed shorter-term bonds. During the period, we added 15-year bonds and trimmed bonds with one- to three-year maturities. The fund also picked up ground from an improved call structure that focused on bonds that were either noncallable (or not redeemable until maturity) or had call dates of 10 years or longer.

■  We believe the economic outlook for New York remains stable. On the positive side, both New York state and New York City coffers continue to benefit from strength on Wall Street. In addition, housing prices in the city have held up better than expected. Although upstate New York has lost manufacturing jobs, the state has had some recent success attracting new industries to the region. New York, however, remains saddled with a heavy tax burden and high level of debt outstanding. Going forward, we believe that heavy supply could create buying opportunities if it causes the difference between yields on comparable maturity municipals and Treasuries to widen so the market can absorb the supply.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3The Lipper Fund Awards are presented annually by Lipper, a leading global mutual fund rating and research firm. The awards recognize funds that have excelled in delivering consistently strong risk-adjusted performance, relative to their peers. The award-winning funds are among the 130,000 funds Lipper tracks globally in 21 countries including Asia, Europe and the United States.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+1.04%

Class A shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia New York Intermediate Municipal Bond Fund

Portfolio Management

Brian McGreevy has managed the fund since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia Rhode Island Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 05/01/97 – 04/30/07 ($)

Sales charge	without	with
Class A	15,810	15,054
Class B	15,067	15,067
Class C	15,304	15,304
Class G	15,197	15,197
Class T	15,982	15,218
Class Z	15,989	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Rhode Island Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for Class A is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/07 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		12/20/94		06/19/00
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.92	–2.39	0.55	–2.42	0.72	–0.27	0.64	–4.31	1.04	–3.77	1.04
1-year	4.02	0.65	3.25	0.25	3.61	2.61	3.45	–1.55	4.28	–0.66	4.28
5-year	3.54	2.53	2.75	2.75	3.07	3.07	2.93	2.39	3.76	2.75	3.77
10-year	4.69	4.18	4.18	4.18	4.35	4.35	4.27	4.27	4.80	4.29	4.81

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.19	–2.13	0.82	–2.16	0.99	0.00	0.92	–4.05	1.32	–3.51	1.32
1-year	3.75	0.41	2.99	–0.01	3.34	2.34	3.18	–1.82	4.01	–0.90	4.01
5-year	3.91	2.90	3.12	3.12	3.43	3.43	3.29	2.76	4.13	3.11	4.13
10-year	4.73	4.21	4.23	4.23	4.39	4.39	4.32	4.32	4.84	4.32	4.84

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% for Class B, and 5.00% for Class G in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter for Class B and Class G shares and 1.00% for Class C shares for the first year only. The "without sales charge"returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B, Class C, Class G and Class T are newer classes of shares, initially offered on November 18, 2002. Their returns include returns of Retail A shares (for Class A and Class T shares) and Retail B shares (for Class B, Class C and Class G shares) of the Galaxy Rhode Island Municipal Bond Fund (the "Galaxy Rhode Island Fund") for periods prior to November 18, 2002 (adjusted, as applicable, to reflect the sales charges applicable to Class A, Class B and Class C shares). The returns shown for Class B, Class C and Class G shares also include the returns of Retail A shares (adjusted, as applicable, to reflect the sales charges applicable to Class B, Class C and Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns for Class Z shares include returns of Trust shares of the Galaxy Rhode Island Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the fund, and the returns of Retail A shares of the Galaxy Rhode Island Fund for periods prior to June 19, 2000, the date on which Trust shares were initially offered by the Galaxy Rhode Island Fund. No returns have been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any predecessor share and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes would have been lower.

Net asset value per share

as of 04/30/07 ($)

Class A	11.11
Class B	11.11
Class C	11.11
Class G	11.11
Class T	11.11
Class Z	11.11

Distributions declared per share

11/01/06 – 04/30/07 ($)

Class A	0.20
Class B	0.16
Class C	0.18
Class G	0.17
Class T	0.22
Class Z	0.22

Distributions include $0.01 per share of taxable realized gains.

Annual operating expense ratio (%)*

Class A	1.11
Class B	1.86
Class C	1.86
Class G	1.66
Class T	0.86
Class Z	0.86

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Understanding Your Expenses – Columbia Rhode Island Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.22	1,019.24	5.58	5.61	1.12
Class B	1,000.00	1,000.00	1,005.50	1,015.52	9.30	9.35	1.87
Class C	1,000.00	1,000.00	1,007.19	1,017.26	7.56	7.60	1.52
Class G	1,000.00	1,000.00	1,006.40	1,016.51	8.31	8.35	1.67
Class T	1,000.00	1,000.00	1,010.41	1,020.48	4.34	4.36	0.87
Class Z	1,000.00	1,000.00	1,010.41	1,020.48	4.34	4.36	0.87

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Rhode Island Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2007, the fund's class A shares returned 0.92% without sales charge. Class Z shares returned 1.04%. By comparison, the fund's benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 1.43%,1 and the average return of the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification2, was 1.04%.

■  Although the fund remained focused on higher quality bonds, a small investment in lower quality investment grade bonds with A and BBB ratings, especially in the tobacco and hospital sectors, aided returns. Lower quality issues beat higher-quality ones, as interest rates remained at relatively low levels and investors searched for added yield. The fund also benefited from having decent exposure to longer-maturity bonds, including those with 15- to 20-year maturities. Longer-maturity bonds outperformed shorter-maturity issues during the period.

■  We believe a slightly higher exposure to bonds with seven- to 10-year maturities and below-average exposure to lower quality investments hampered returns relative to the fund's peer group. The state of Rhode Island has tended to have much smaller issuance than many of, the other states in the fund's peer group, limiting buying opportunities, particularly among lower quality credits.

■  Although Rhode Island's economic recovery has been weaker than many other states, its fiscal outlook seems to be improving. Rhode Island's economy has benefited from incentives that have helped attract new jobs. In addition, local colleges have a strong following among current and prospective students. Like many states in the Northeast, however, Rhode Island faces a relatively high debt burden and an aging infrastructure. Going forward, we expect its municipal supply to remain limited. We plan to look for opportunities, where possible, to add lower quality investment grade issues and bonds in the 12- to 20-year maturity range with the goal of maintaining healthy income that is exempt from both state and federal taxes.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return
as of 04/30/07

+0.92%

Class A shares (without sales charge)

+1.43%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile (continued) – Columbia Rhode Island Intermediate Municipal Bond Fund

Portfolio Management

Brian McGreevy has managed the fund since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.

The outlook for this fund may differ from that presented for other Columbia Funds.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Investment Portfolio – Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 98.9%

	Par ($)	Value ($)
Education – 10.7%
Education – 9.6%
CT Health & Educational Facility Authority
Connecticut College: Series 1997 C-1, Insured: MBIA 5.500% 07/01/27	900,000	920,322
Series 2000 D-1, Insured: MBIA 5.750% 07/01/30	1,250,000	1,333,162
Series 2002 E, Insured: MBIA: 5.000% 07/01/14	500,000	532,980
5.250% 07/01/22	400,000	428,880
Series 2007 F, Insured: MBIA 4.125% 07/01/24	1,505,000	1,469,602
Miss Porters School, Series 2006 B, Insured: AMBAC 4.500% 07/01/29	600,000	602,652
Greenwich Academy Series 2007 E, Insured: FSA 5.250% 03/01/26	2,000,000	2,286,980
Trinity College: Series 1998 F, Insured: MBIA 5.500% 07/01/21	500,000	581,085
Series 2001 G, Insured: AMBAC: 5.000% 07/01/31	1,000,000	1,057,540
5.500% 07/01/15	2,825,000	3,041,621
Series 2004 H, Insured: MBIA 5.000% 07/01/25	540,000	572,303
CT University of Connecticut
Student Fee, Series 2002 A, 5.250% 05/15/14	1,185,000	1,268,531
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: MBIA: 5.250% 10/01/12	725,000	762,424
5.375% 10/01/13	975,000	1,029,220
5.500% 10/01/14	650,000	688,734
Education Total		16,576,036

	Par ($)	Value ($)
Prep School – 1.1%
CT Health & Educational Facility Authority
Loomis Chaffee School, Series 2005 F, Insured: AMBAC 5.250% 07/01/27	1,670,000	1,921,719
Prep School Total		1,921,719
Education Total		18,497,755
Health Care – 5.1%
Continuing Care Retirement – 0.3%
CT Development Authority
Elim Park Baptist, Inc., Series 2003, 5.750% 12/01/23	500,000	531,200
Continuing Care Retirement Total		531,200
Health Services – 0.2%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	260,000	272,771
Health Services Total		272,771
Hospitals – 4.6%
CT Health & Educational Facility Authority
Hospital for Special Care, Series 1997 B, Insured: ACA 5.375% 07/01/17	1,750,000	1,787,852
Hospital for St. Raphael, Series 1993 H, Insured: AMBAC 5.300% 07/01/10	2,740,000	2,868,999
Middlesex Hospital, Series 1997 H, Insured: MBIA 5.000% 07/01/12	1,060,000	1,072,328
William W. Backus Hospital, Series 2005 G, Insured: FSA 5.000% 07/01/24	2,060,000	2,184,548
Hospitals Total		7,913,727
Health Care Total		8,717,698

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Housing – 1.8%
Single-Family – 1.8%
CT Housing Finance Authority
Mortgage Finance Program: Series 1996 C-1, 6.000% 11/15/10	815,000	836,948
Series 2005 D-1, 4.100% 05/15/17	2,200,000	2,220,746
Single-Family Total		3,057,694
Housing Total		3,057,694
Other – 18.1%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B, 5.000% 12/01/14	360,000	383,148
Other Total		383,148
Pool/Bond Bank – 2.5%
CT Revolving Fund
Series 2003 A, 5.000% 10/01/19	1,000,000	1,066,000
Series 2003 B: 5.000% 10/01/12	1,000,000	1,064,800
5.000% 10/01/14	1,000,000	1,081,290
5.000% 10/01/15	1,000,000	1,087,250
Pool/Bond Bank Total		4,299,340
Refunded/Escrowed (a) – 15.4%
CT Bridgeport
Series 2000 A, Pre-refunded 07/15/10, Insured: FGIC 6.000% 07/15/13	2,000,000	2,158,580
CT Fairfield
Series 1998, Pre-refunded 01/01/08, 5.000% 01/01/18	1,100,000	1,131,372
Series 2002 A, Pre-refunded 04/01/12, 5.000% 04/01/22	2,200,000	2,325,466
CT Health & Educational Facility Authority
Fairfield University, Series 1999 I, Pre-refunded 07/01/09, Insured: MBIA 5.250% 07/01/25	2,000,000	2,085,400

	Par ($)	Value ($)
CT New Canaan
Series 1999, Pre-refunded 02/01/09, 4.750% 02/01/18	500,000	509,765
CT New Haven
Series 2002 B, Escrowed to Maturity, Insured: FGIC 5.375% 11/01/12	5,000	5,419
Series 2002 C, Escrowed to Maturity, Insured: MBIA 5.000% 11/01/18	15,000	16,116
Series 2003 A, Pre-refunded 11/01/13, Insured: FGIC 5.250% 11/01/16	170,000	186,342
CT Seymour
Series 2001 B, Pre-refunded 08/01/11, Insured: MBIA 5.250% 08/01/15	1,100,000	1,167,353
CT Special Assessment Second Injury Fund Revenue
Series 2000 A, Escrowed to Maturity, Insured: FSA 5.250% 01/01/10	2,000,000	2,080,580
CT Stamford
Series 2002, Pre-refunded 08/15/12, 5.000% 08/15/19	1,000,000	1,062,890
CT State
Series 1993 B, Escrowed to Maturity, 5.400% 03/15/08	10,000	10,154
Series 1993 E, Escrowed to Maturity, 6.000% 03/15/12	25,000	27,566
Series 1999 A, Pre-refunded 06/15/09, 5.250% 06/15/10	2,025,000	2,110,171
Series 1999 B, Pre-refunded 11/01/09, 5.750% 11/01/11	1,000,000	1,059,670
Series 2000 A, Pre-refunded 04/15/10, 5.500% 04/15/19	865,000	916,000

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CT University of Connecticut
Series 2000 A, Pre-refunded 03/01/10, Insured: FGIC 5.375% 03/01/19	2,000,000	2,110,100
Series 2002 A, Pre-refunded 04/01/12, 5.375% 04/01/13	1,000,000	1,075,610
CT Westport
Series 1999, Pre-refunded 07/15/09, 5.000% 07/15/18	1,890,000	1,963,748
Series 2000, Pre-refunded 08/15/10: 5.375% 08/15/14	550,000	579,321
5.375% 08/15/15	1,550,000	1,632,630
Series 2001, Pre-refunded 12/01/11, 5.000% 12/01/16	1,155,000	1,219,761
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A, Economically Defeased, 5.500% 10/01/40	1,000,000	1,068,100
Refunded/Escrowed Total		26,502,114
Other Total		31,184,602
Other Revenue – 1.1%
Recreation – 1.1%
CT Development Authority
Mystic Marinelife Aquarium, Series 2007 A, 4.580% 05/01/37	2,000,000	1,982,360
Recreation Total		1,982,360
Other Revenue Total		1,982,360
Tax-Backed – 54.9%
Local General Obligations – 25.2%
CT Bridgeport
Series 2002 A, Insured: FGIC 5.375% 08/15/14	1,600,000	1,725,568
Series 2004 C, Insured: MBIA 5.250% 08/15/17	1,500,000	1,670,760
CT Colchester
Series 1997 A, Insured: AMBAC 5.400% 08/15/10	885,000	933,985

	Par ($)	Value ($)
CT Danbury
Series 1995, 5.625% 02/01/13	200,000	220,198
Series 2004, Insured: FGIC 4.750% 08/01/16	1,270,000	1,353,617
CT East Haven
Series 2003, Insured: MBIA 5.000% 09/01/15	640,000	696,787
CT Easton
Series 2001, 4.750% 10/15/21	855,000	880,582
CT Fairfield
Series 2004, 4.500% 01/01/16	1,690,000	1,763,092
CT Farmington
Series 2002,
5.000% 09/15/19	820,000	875,744
CT Hartford County Metropolitan District
Series 1989, 6.700% 10/01/09	250,000	267,400
Series 2002, 5.000% 04/01/19	1,205,000	1,281,530
CT Hartford
Series 2003, Insured: FSA 4.750% 12/01/15	2,065,000	2,203,004
Series 2005 C, Insured: MBIA 5.000% 09/01/19	2,085,000	2,299,838
Series 2006, Insured: AMBAC 5.000% 07/15/22	600,000	644,844
CT Montville
Series 1994, 5.300% 12/01/09	370,000	385,203
CT New Britain
Series 2006, Insured: AMBAC 5.000% 04/15/17	1,165,000	1,274,626
CT New Haven
Series 2002 B, Insured: FGIC 5.375% 11/01/12	995,000	1,078,839
Series 2002 C, Insured: MBIA 5.000% 11/01/18	1,985,000	2,114,343

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003 A, Insured: FGIC 5.250% 11/01/16	1,830,000	1,998,378
CT New London
Series 2003 C, Insured: AMBAC 5.000% 02/01/17	1,290,000	1,370,548
CT New Milford
Series 1992, 5.500% 08/01/08	250,000	255,753
Series 2004, Insured: AMBAC 5.000% 01/15/16	1,025,000	1,118,511
CT North Haven
Series 2007: 4.750% 07/15/24	1,150,000	1,256,490
4.750% 07/15/25	1,150,000	1,257,594
CT Regional School District No. 15
Series 2003, Insured: FGIC: 5.000% 02/01/15	1,105,000	1,199,290
5.000% 02/01/16	1,025,000	1,118,828
CT Stamford
Series 2003 B: 5.250% 08/15/16	1,650,000	1,845,046
5.250% 08/15/17	1,125,000	1,263,217
CT Torrington
Series 1999, Insured: FGIC 5.125% 09/15/12	1,300,000	1,356,121
CT Watertown
Series 2005, Insured: MBIA 5.000% 08/01/17	1,060,000	1,157,509
CT Weston
Series 2004: 5.125% 07/15/14	1,250,000	1,363,300
5.250% 07/15/15	1,300,000	1,438,541
CT Westport
Series 2003, 5.000% 08/15/18	1,200,000	1,293,876
CT Windham
Series 2004, Insured: MBIA 5.000% 06/15/15	785,000	851,490

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A, Insured: FSA 5.750% 08/01/12	1,500,000	1,582,260
Local General Obligations Total		43,396,712
Special Non-Property Tax – 11.0%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B, 6.125% 09/01/12	400,000	436,824
Series 1998 A, Insured: FGIC: 5.250% 10/01/14	2,100,000	2,163,588
5.500% 10/01/12	3,250,000	3,538,112
Series 2003 B, Insured: FGIC 5.000% 01/01/23	800,000	844,944
CT State
Series 1993 A, 5.375% 09/01/08	750,000	766,680
NJ Economic Development Authority
Series 2004 A, 5.500% 06/15/24	1,000,000	1,052,270
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (b) 12/01/28	3,000,000	1,167,540
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, Insured: MBIA 5.250% 07/01/14	2,615,000	2,688,011
Series 2002 E, Insured: FSA 5.500% 07/01/17	1,870,000	2,125,816
Series 2006 BB, Insured: FSA 5.250% 07/01/22	2,500,000	2,828,275
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: FGIC 07/01/32	4,000,000	1,326,720
Special Non-Property Tax Total		18,938,780

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
State Appropriated – 4.5%
CT State Certificates of Participation
Juvenile Training School, Series 2001, 5.250% 12/15/14	1,565,000	1,676,945
CT University of Connecticut
Series 2002 A, 5.000% 04/01/10	1,085,000	1,125,188
Series 2004 A, Insured: MBIA 5.000% 01/15/13	2,000,000	2,135,760
Series 2007 A, 6.000% 04/01/24	2,100,000	2,037,042
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.750% 08/01/27	700,000	748,356
State Appropriated Total		7,723,291
State General Obligations – 14.2%
CT State
Series 1993 E, 6.000% 03/15/12	975,000	1,075,971
Series 2000 C, 5.375% 12/15/10	1,000,000	1,059,080
Series 2001, Insured: FSA 5.500% 12/15/14	1,500,000	1,673,775
Series 2003 E, Insured: FGIC 5.000% 08/15/21	1,000,000	1,054,510
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	600,000	679,086
Series 2005 D, Insured: FGIC 5.000% 11/15/23	4,000,000	4,280,960
PR Commonwealth of Puerto Rico
Capital Appreciation,
Series 1998, Insured: MBIA: (b) 07/01/14	4,500,000	3,416,310
6.000% 07/01/16	1,000,000	1,167,240
Public Improvement:
Series 1998: Insured: FSA 5.250% 07/01/10	1,250,000	1,309,287

	Par ($)	Value ($)
Insured: MBIA 5.250% 07/01/15	3,000,000	3,302,880
Series 2002 A, Insured: FGIC 5.500% 07/01/20	3,000,000	3,450,390
Series 2004 A, 5.000% 07/01/30	1,000,000	1,041,010
Series 2006 A, 5.250% 07/01/23	1,000,000	1,076,800
State General Obligations Total		24,587,299
Tax-Backed Total		94,646,082
Utilities – 7.2%
Investor Owned – 1.2%
CT Development Authority
Pollution Control Revenue,
Connecticut Light & Power Co., Series 1993 A, 5.850% 09/01/28	2,000,000	2,089,400
Investor Owned Total		2,089,400
Joint Power Authority – 1.2%
CT State Municipal Electric Energy Cooperative Power Supply Systems
Series 2006 A, Insured: AMBAC 5.000% 01/01/22	2,000,000	2,150,660
Joint Power Authority Total		2,150,660
Municipal Electric – 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	1,000,000	1,122,530
Municipal Electric Total		1,122,530
Water & Sewer – 4.1%
CT Clean Water Fund
Series 1993, 6.000% 10/01/12	1,200,000	1,301,328
Series 1999, 5.250% 07/15/11	1,500,000	1,563,435
CT Greater New Haven Water Pollution Control Authority
Series 2005 A, Insured: MBIA 5.000% 11/15/30	2,500,000	2,651,475

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CT South Central Regional Water Authority
Series 2007 A, 5.250% 08/01/22	1,370,000	1,550,594
Water & Sewer Total		7,066,832
Utilities Total		12,429,422
Total Municipal Bonds (Cost of $165,792,391)		170,515,613

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	7,199	7,199
Total Investment Companies (Cost of $7,199)		7,199

Short-Term Obligations – 0.5%

	Par ($)
Variable Rate Demand Notes (c) – 0.5%
FL Orange County School Board
Series 2002 B, Insured: MBIA, SPA: SunTrust Bank N.A. 4.000% 08/01/27	200,000	200,000
FL Pinellas County Health Facility Authority
All Childrens Hospital, Series 1985, SPA: Wachovia Bank N.A. 4.000% 12/01/15	400,000	400,000
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 4.000% 06/01/23	300,000	300,000
Variable Rate Demand Notes Total		900,000
Total Short-Term Obligations (Cost of $900,000)		900,000
Total Investments – 99.4% (Cost of $166,699,590) (d)		171,422,812
Other Assets & Liabilities, Net – 0.6%		1,060,551
Net Assets – 100.0%		$172,483,363

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(d)  Cost for federal income tax purposes is $166,682,670.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	54.9
Other	18.1
Education	10.7
Utilities	7.2
Health Care	5.1
Housing	1.8
Other Revenue	1.1
	98.9
Short-Term Obligations	0.5
Investment Company	0.0	*
Other Assets & Liabilities, Net	0.6
	100.0

*  Rounds to less than 0.1%

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 98.4%

	Par ($)	Value ($)
Education – 2.6%
Education – 2.6%
CA State Public Works Board
Series 2007 A,
Insured: FGIC 5.250% 06/01/21	9,000,000	10,119,420
CT Health & Educational Facilities Authority
Trinity College, Series 1998 F, Insured: MBIA 5.500% 07/01/21	1,000,000	1,162,170
FL Broward County Educational Facilities Authority
Nova Southeastern University, Series 2004 B, 5.250% 04/01/17	610,000	642,775
FL Volusia County Educational Facilities Authority
Embry-Riddle Aeronautical University, Series 1999 A, 5.750% 10/15/29	2,380,000	2,472,035
IL Finance Authority
DePaul University, Series 2004 A: 5.375% 10/01/17	1,000,000	1,103,900
5.375% 10/01/18	2,000,000	2,217,120
KS Development Finance Authority
Board of Regents Scientific Research, Series 2003, Insured: AMBAC 5.000% 10/01/19	2,000,000	2,138,580
Regents-Wichita University, Series 2000 B, Insured: AMBAC 5.900% 04/01/15	2,000,000	2,117,340
KS Washburn University
Topeka Living Learning, Series 2004, Insured: AMBAC 5.000% 07/01/18	900,000	960,192
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	500,000	596,575
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: MBIA 5.500% 02/15/12	2,000,000	2,157,540

	Par ($)	Value ($)
MD Health & Higher Educational Facilities Authority
Johns Hopkins University, Series 1998, 6.000% 07/01/10	1,500,000	1,603,590
MO Health & Educational Facilities Authority
St. Louis University, Series 1998, 5.500% 10/01/16	1,000,000	1,121,320
Washington University, Series 2001 A, 5.500% 06/15/16	1,000,000	1,128,440
NY Dormitory Authority
St. John's University, Series 2007 C, Insured: MBIA 5.250% 07/01/23	5,245,000	5,965,978
University of Rochester, Series 2007 A-1: 5.000% 07/01/21	6,070,000	6,497,146
5.000% 07/01/22	4,000,000	4,274,880
PA Erie Higher Education Building Authority
Mercyhurst College, Series 2004 B, 5.000% 03/15/14	255,000	266,534
PA Higher Educational Facilities Authority
Bryn Mawr College, Series 2002, Insured: AMBAC 5.250% 12/01/12	1,500,000	1,615,530
State Systems Higher Education, Series 2001 T, Insured: AMBAC 5.000% 06/15/12	750,000	786,660
University of Sciences, Series 2005 A, Insured: XLCA 5.000% 11/01/16	360,000	386,564
Widener University, Series 2003, 5.000% 07/15/10	500,000	516,100
PA University
Series 2002, 5.250% 08/15/11	1,000,000	1,061,540
RI Health & Educational Building Corp.
Series 2003, Insured: XLCA 5.250% 04/01/15	1,500,000	1,606,485

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College, Series 1996, Insured: AMBAC: 6.000% 12/01/09	595,000	628,582
6.000% 12/01/16	500,000	573,490
TX Alamo Community College District
Series 2001, Insured: FSA 5.375% 11/01/16	1,000,000	1,066,840
TX Houston Community College System
Series 2001 A, Insured: MBIA 5.375% 04/15/15	520,000	550,945
TX Public Finance Authority
Stephen F. Austin University, Series 2005, Insured: MBIA 5.000% 10/15/19	2,000,000	2,138,140
TX University of Texas
Series 2004 A, 5.250% 08/15/17	2,000,000	2,229,480
Series 2004 B, 5.250% 08/15/16	2,000,000	2,208,320
Education Total		61,914,211
Education Total		61,914,211
Health Care – 7.9%
Continuing Care Retirement – 1.1%
CO Health Facilities Authority
Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/18	1,000,000	1,030,930
FL Lee County Industrial Development Authority
Shell Point, Series 2007, 5.000% 11/15/22	3,400,000	3,475,378
FL St. John's County Industrial Development Authority
Vicars Landing, Series 2007, 5.000% 02/15/17	1,765,000	1,825,663
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana, Series 2005, 5.250% 11/15/25	6,000,000	6,272,760

	Par ($)	Value ($)
MA Development Finance Agency
First Mortgage Orchard Cove, Series 2007, 5.000% 10/01/17 (a)	2,000,000	2,045,600
MD Howard County Retirement Authority
Vantage House Series 2007 A, 5.250% 04/01/27	1,500,000	1,539,855
NC Medical Care Commission
Givens Estates, Series 2007, 5.000% 07/01/27	6,250,000	6,457,000
PA Delaware County Authority
Dunwoody Village, Inc., Series 2003 A, 5.000% 04/01/09	500,000	509,690
TX Tarrant County Cultural Education Facilities Finance Corp.
Air Force Village, Series 2007, 5.125% 05/15/27	3,750,000	3,867,225
Continuing Care Retirement Total		27,024,101
Hospitals – 6.5%
AL Health Care Authority for Baptist Health
Series 2006 D, 5.000% 11/15/18	2,250,000	2,327,400
AL University at Birmingham Hospital
Series 2006 A, 5.000% 09/01/21	2,200,000	2,288,066
AR Washington County Hospital
Washington Regional Medical Center, Series 2005 B: 5.000% 02/01/16	1,000,000	1,040,320
5.000% 02/01/17	2,000,000	2,072,660
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2004, 4.450% 07/01/26	1,010,000	1,031,523
Series 2005, 5.000% 11/15/18	2,500,000	2,609,425
CA Loma Linda Hospital
Loma Linda University Medical Center, Series 2005 A, 5.000% 12/01/19	10,390,000	10,696,505
FL Escambia County Health Facilities Authority
Ascension Health, Series 2003 A: 5.250% 11/15/11	2,125,000	2,254,668
5.250% 11/15/14	1,000,000	1,086,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health Systems: Series 2005 A, 5.000% 11/15/20	1,000,000	1,035,830
Series 2005 B: 5.000% 11/15/20	1,000,000	1,035,830
5.000% 11/15/22	1,000,000	1,032,960
Adventist Hinsdale Hospital, Series 2005 A, 5.000% 11/15/22	1,000,000	1,032,960
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A, 5.000% 10/01/18	1,000,000	1,029,820
FL Lee Memorial Health System Hospital Board
Series 2002 A, Insured: FSA 5.750% 04/01/15	1,000,000	1,088,960
FL Marion County Hospital District
Munroe Regional Medical Center, Series 1999, 5.250% 10/01/11	2,025,000	2,097,353
FL Miami-Dade County Public Facilities
Series 2005 B, Insured: MBIA 5.000% 06/01/19	2,000,000	2,123,600
FL Orange County Health Facilities Authority
Series 1996 A, Insured: MBIA 6.250% 10/01/16	1,700,000	1,968,277
FL Sarasota County Public Hospital Board
Series 1998 B, Insured: MBIA 5.250% 07/01/11	1,750,000	1,842,068
FL South Broward Hospital District
Series 2003 A, Insured: MBIA: 5.250% 05/01/12	3,955,000	4,210,889
5.250% 05/01/13	1,500,000	1,612,425
FL St. Petersburg Health Facilities Authority
All Children's Hospital, Series 2002, Insured: AMBAC: 5.500% 11/15/14	1,720,000	1,849,998
5.500% 11/15/15	1,995,000	2,140,635
5.500% 11/15/16	1,980,000	2,123,530

	Par ($)	Value ($)
FL Tampa Health Systems
Catholic Health East, Series 1998 A-1, Insured: MBIA: 5.500% 11/15/13	6,080,000	6,640,454
5.500% 11/15/14	6,000,000	6,606,660
GA Fulton DeKalb Hospital Authority
Series 2003, Insured: FSA 5.250% 01/01/16	1,000,000	1,081,600
IN Health and Educational Facilities Finance Authority
Laporte Regional Health System, Inc., Series 2006 B, 5.000% 02/15/21	3,330,000	3,474,156
KS Development Finance Authority Health Facilities
Sisters of Charity Leavenworth, Series 1998, Insured: MBIA 5.000% 12/01/14	955,000	975,905
KS Lawrence Memorial Hospital
Series 2003,
5.250% 07/01/11	1,005,000	1,053,531
KS Manhattan Hospital
Mercy Health Care Center, Series 2001, Insured: FSA
5.250% 08/15/10	1,005,000	1,040,939
KS Wichita Hospital
Series 2001 III, 6.250% 11/15/18	5,000,000	5,456,750
MA Health & Educational Facilities Authority
Partners HealthCare System, Inc., Series 2001 C: 6.000% 07/01/14	1,000,000	1,086,930
6.000% 07/01/17	1,250,000	1,358,913
NC Medical Care Commission Health Care Facilities
Carolina Medicorp, Inc., Series 1996, 5.125% 05/01/16	4,000,000	4,003,280
NJ Health Care Facilities Financing Authority
Atlantic Health Systems, Series 1997 A, Insured: AMBAC
6.000% 07/01/12	1,500,000	1,655,685

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NM Farmington Hospital
San Juan Regional Medical Center, Inc., Series 2004 A, 5.125% 06/01/18	500,000	519,070
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester, Series 2005: 5.000% 08/01/14	730,000	765,675
5.000% 08/01/15	545,000	568,539
OH Lakewood
Lakewood Hospital Association, Series 2003, 5.500% 02/15/14	1,400,000	1,491,126
OH Lorain County Hospital
Catholic Healthcare Partnerships, Series 2001 A: 5.625% 10/01/14	6,135,000	6,574,879
5.625% 10/01/15	3,000,000	3,208,800
5.625% 10/01/16	3,000,000	3,206,310
OK Development Finance Authority
Duncan Regional Hospital, Inc., Series 2003 A, 5.000% 12/01/15	1,545,000	1,612,887
PA Higher Educational Facilities Authority
University of Pennsylvania Health Systems, Series 2005 A, Insured: AMBAC 5.000% 08/15/18	250,000	267,190
TN Knox County Health, Educational & Housing Facilities Board
Fort Sanders Alliance, Series 1993, Insured: MBIA 7.250% 01/01/09	300,000	316,827
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems, Series 1995, Insured: MBIA 6.250% 08/01/09	10,000	10,499
TN Sullivan County Health, Educational & Housing Facilities Board
Series 2006 C, 5.000% 09/01/22	3,750,000	3,834,000

	Par ($)	Value ($)
TX Amarillo Health Facilities Corp.
Baptist St. Anthony's Hospital Corp., Series 1998, Insured: FSA 5.500% 01/01/14	1,000,000	1,090,040
TX Harris County Health Facilities Development Corp.
Memorial Hospital Systems, Series 1997 A, Insured: MBIA 6.000% 06/01/13	2,170,000	2,408,743
TX Jefferson County Health Facilities Development Corp.
Baptist Hospitals, Series 2001, Insured: AMBAC 5.200% 08/15/21	3,465,000	3,611,985
TX Tarrant County Cultural Education Facilities Finance Corp.
Texas Health Resources, Series 2007 A, 5.000% 02/15/21 (a)	5,000,000	5,220,050
TX Tarrant County Hospital District
Series 2002, Insured: MBIA 5.500% 08/15/13	1,355,000	1,456,869
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc., Series 2003, 5.250% 09/01/18	1,500,000	1,645,065
VA Prince William County Industrial Development Authority Hospital
Potomac Hospital Corp., Series 2003, 5.500% 10/01/18	1,000,000	1,078,360
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 1999 A, 5.600% 02/15/29	7,615,000	7,843,602
Wheaton Franciscan Healthcare, Series 2006, 5.250% 08/15/21	11,410,000	12,000,125
Wheaton Healthcare, Series 2006, 5.125% 08/15/26	10,000,000	10,377,300
WV Hospital Finance Authority
Charleston Area Medical Center, Series 2000, 6.750% 09/01/22	1,535,000	1,673,933
Hospitals Total		156,848,679

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Nursing Homes – 0.3%
IA Finance Authority Health Facilities
Development Care Initiatives, Series 2006 A: 5.250% 07/01/18	2,695,000	2,796,062
5.500% 07/01/21	1,530,000	1,605,108
MN Eveleth Health Care
Series 2007, 5.000% 10/01/17	1,000,000	1,007,870
MO St. Louis County Industrial Development Authority
Ranken Jordan, Series 2007, 5.000% 11/15/27	1,350,000	1,362,528
Nursing Homes Total		6,771,568
Health Care Total		190,644,348
Housing – 1.8%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
Series 1999 A, Guarantor: GNMA 6.300% 09/20/38	3,715,000	3,956,549
Assisted Living/Senior Total		3,956,549
Multi-Family – 0.7%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP, Series 2000 A, AMT, 6.400% 08/15/30	1,000,000	1,028,700
CA Statewide Communities Development Authority
Irvine Apartment Communities LP, Series 1998 A-4, 5.250% 05/15/25	1,750,000	1,794,940
FL Capital Trust Agency
Atlantic Housing Foundation, Series 2005, 5.250% 07/01/15	2,410,000	2,403,493
TCB Shadow Run, Series 2000 A, 5.150% 11/01/30	4,300,000	4,420,228
FL Collier County Finance Authority
Goodlette Arms, Series 2002 A-1, 4.900% 02/15/32	3,250,000	3,364,010

	Par ($)	Value ($)
FL Housing Finance Agency
Series 1995 H, 6.400% 11/01/15	910,000	921,211
LA Housing Finance Agency
Series 2006 A, 4.750% 12/01/31	1,575,000	1,592,357
NC Medical Care Commission
ARC/HDS Alamance Housing Corp., Series 2004 A: 4.650% 10/01/14	575,000	580,842
5.500% 10/01/24	1,575,000	1,687,723
Multi-Family Total		17,793,504
Single-Family – 0.9%
AK Housing Finance Corp.
Series 1997 A, Insured: MBIA 6.000% 06/01/27	4,535,000	4,580,214
AZ Tucson & Pima County Industrial Development Authority
Series 2001 A-1, AMT, Guarantor: GNMA: 6.000% 07/01/21	300,000	302,247
6.350% 01/01/34	195,000	196,782
FL Escambia County Housing Finance Authority
Series 1999, AMT, Guarantor: GNMA 4.500% 10/01/09	980,000	991,838
Series 2000 A, AMT, Insured: MBIA 6.300% 10/01/20	50,000	50,468
FL Housing Finance Agency
Series 1997-2, AMT, Insured: MBIA 5.750% 07/01/14	1,015,000	1,017,619
FL Housing Finance Corp.
Series 1998-1, Insured: MBIA: 4.950% 01/01/11	695,000	705,925
4.950% 07/01/11	965,000	980,170
IA Finance Authority
Series 1997 F, Guarantor: GNMA 5.550% 01/01/16	545,000	554,428

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KS Sedgwick & Shawnee Counties
Mortgage Backed Securities Program, Series 2003, AMT, Guarantor: GNMA 6.050% 06/01/27	595,000	621,323
NC Housing Finance Agency
Series 1994 Y, 6.300% 09/01/15	225,000	226,991
Series 1997 RR, AMT, Insured: FHA 5.850% 09/01/28	905,000	921,055
NM Mortgage Finance Authority
Series 1997 C-2, AMT, Guarantor: GNMA 5.950% 07/01/17	190,000	193,006
Series 1997 E-2, AMT, Guarantor: GNMA 5.600% 07/01/17	665,000	677,555
Series 1998 B-3, Guarantor: GNMA 5.500% 07/01/28	300,000	306,840
Series 2001 B-2, AMT, Guarantor: GNMA 6.200% 09/01/32	1,555,000	1,569,679
Series 2002 B-2, AMT, Guarantor: GNMA 6.350% 03/01/33	1,300,000	1,336,374
Series 2002 PG-A-2, AMT, Guarantor: GNMA 6.450% 03/01/33	885,000	894,514
OR Housing & Community Services Department Mortgage
Series 1996 A, 5.500% 07/01/08	5,000	5,072
Series 1997 H, AMT, 5.150% 07/01/09	70,000	71,158
Series 1998 D, AMT, 4.600% 07/01/07	5,000	5,005
Series 2000 H, Insured: FHA 5.550% 07/01/21	125,000	128,899
TN Housing Development Agency
Home Ownership Program: Series 1997-3A, AMT, (b) 01/01/08	2,500,000	2,422,650
Series 1998, AMT: 4.850% 07/01/09	1,135,000	1,154,556
4.950% 07/01/10	1,190,000	1,222,166
Single-Family Total		21,136,534
Housing Total		42,886,587

	Par ($)	Value ($)
Industrials – 1.4%
Chemicals – 0.4%
TX Guadalupe Blanco River Authority
Sewer & Solid Waste Disposal Facility, E.I. DuPont de Nemours & Co., Series 1999, AMT, 5.500% 05/01/29	10,650,000	10,965,666
Chemicals Total		10,965,666
Forest Products & Paper – 0.9%
FL Bay County Pollution Control
International Paper Co., Series 1998 A, 5.100% 09/01/12	2,375,000	2,470,808
FL Escambia County Pollution Control
International Paper Co., Series 2003 A,
4.700% 04/01/15	500,000	509,385
LA Morehouse Parish Pollution Control
International Paper Co., Series 2001 A, 5.250% 11/15/13	8,525,000	9,002,229
MS Warren County Environmental Improvement
International Paper Co., Series 2000 A, AMT, 6.700% 08/01/18	2,600,000	2,778,932
TX Gulf Coast Waste Disposal Authority
Series 2002 A, AMT, 6.100% 08/01/24	5,750,000	6,145,197
Forest Products & Paper Total		20,906,551
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
NSF International, Series 2004, 5.000% 08/01/13	820,000	863,854
PA Industrial Development Authority Economic Development
Series 2002, Insured: AMBAC 5.250% 07/01/11	1,000,000	1,058,540
Other Industrial Development Bonds Total		1,922,394
Industrials Total		33,794,611

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 19.0%
Other – 1.0%
FL Hurricane Catastrophe Fund
Series 2006 A, 5.250% 07/01/12	12,000,000	12,809,040
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B: 5.000% 12/01/13	5,000,000	5,293,350
5.000% 12/01/15	5,000,000	5,342,150
Other Total		23,444,540
Pool/Bond Bank – 2.0%
FL Gulf Breeze
Series 1985 C, Insured: FGIC 5.000% 12/01/15	1,000,000	1,028,940
FL Municipal Loan Council
Series 2002 A, Insured: MBIA 5.500% 05/01/13	1,000,000	1,085,550
Series 2003 B, Insured: MBIA 5.250% 12/01/13	1,125,000	1,219,905
Series 2005 A, Insured: MBIA 5.000% 02/01/19	1,015,000	1,079,168
KS Development Finance Authority
Water Pollution Control Revolving Fund: Series 2001 II, 5.500% 05/01/14	1,000,000	1,108,200
Series 2002 II, 5.500% 11/01/15	105,000	114,126
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/19	2,500,000	2,996,550
Series 2004 A, 5.250% 08/01/17	2,920,000	3,259,246
Series 2006, 5.250% 08/01/21	7,500,000	8,484,300
NY Dormitory Authority
Series 2002 A, Insured: MBIA 5.250% 10/01/12	2,420,000	2,602,589
NY Environmental Facilities Corp.
Pollution Control, Series 1994, 5.750% 06/15/09	10,000	10,427

	Par ($)	Value ($)
OH Water Development Authority
Pollution Control, Series 2005 B, (b) 06/01/15	2,000,000	1,445,720
PA Delaware Valley Regional Financing Authority
Local Government: Series 1997 B, Insured: AMBAC 5.600% 07/01/17	2,000,000	2,237,600
Series 2002: 5.500% 07/01/12	15,000,000	16,171,200
5.750% 07/01/17	2,000,000	2,271,160
PA Finance Authority
Penn Hills, Series 2000 A, Insured: FGIC 5.500% 12/01/22	835,000	880,992
TX Water Development Board
Series 1999 B, 5.625% 07/15/21	1,500,000	1,566,585
Pool/Bond Bank Total		47,562,258
Refunded/Escrowed (c) – 14.1%
AL Birmingham Medical Clinic Board
Baptist Medical Centers, Series 1979, Escrowed to Maturity, 8.300% 07/01/08	350,000	359,600
AL Birmingham
Series 2001 A, Pre-refunded 11/01/11, 5.250% 05/01/17	2,000,000	2,144,460
AL Special Care Facilities Financing Authority
Charity Obligation Group, Series 1999 A, Escrowed to Maturity, 4.625% 11/01/10	3,265,000	3,343,556
AZ School Facilities Board Certificates of Participation
Series 2003 A, Pre-refunded 03/01/13, Insured: MBIA 5.250% 09/01/14	10,000,000	10,790,100
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1, Pre-refunded through 06/01/13, 6.250% 06/01/33	3,500,000	3,869,425

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Health Facilities Financing Authority
Catholic West H, Series 2004 H, Pre-refunded 07/01/11, 4.450% 07/01/26	90,000	92,652
CA State
Series 2000, Pre-refunded 12/01/10, 5.000% 12/01/16	3,265,000	3,416,277
CO Department of Transportation
Series 2000, Pre-refunded 06/15/10, Insured: AMBAC: 6.000% 06/15/12	2,750,000	2,947,175
6.000% 06/15/15	2,750,000	2,947,175
CO Douglas County School District No. RE-1
Series 2001, Pre-refunded 12/15/11, Insured: MBIA 5.250% 12/15/13	7,385,000	7,867,167
CT Special Tax Obligation
Transportation Infrastructure: Series 1999 A, Pre-refunded 12/01/09, Insured: FGIC 5.625% 12/01/19	1,520,000	1,608,388
Series 2001 A, Pre-refunded 10/01/11, Insured: FSA 5.375% 10/01/17	1,000,000	1,068,520
FL Board of Education
Series 2000 A, Pre-refunded 06/01/10, 5.750% 06/01/13	1,000,000	1,068,160
Series 2000 C, Pre-refunded 07/01/10, Insured: FGIC 5.250% 07/01/17	1,000,000	1,054,800
FL Brevard County
Series 2000, Pre-refunded 08/01/10, Insured: FSA 6.000% 08/01/14	1,195,000	1,289,035
FL Hillsborough County School Board District
Series 2002, Pre-refunded 10/01/11, Insured: AMBAC 5.375% 10/01/13	1,060,000	1,131,741

	Par ($)	Value ($)
FL Lakeland Electricity & Water
Series 1990, Escrowed to Maturity, Insured: AMBAC (b) 10/01/09	1,000,000	914,680
FL Miami-Dade County School Board
Series 2001 A, Escrowed to Maturity, Insured: MBIA 5.500% 05/01/10	2,000,000	2,098,520
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System, Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	4,705,000	5,528,610
Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	115,000	133,955
FL Orange County Tourist Development Tax
Series 2000, Pre-refunded 10/01/09, Insured: AMBAC 5.500% 10/01/31	3,000,000	3,126,600
FL Orlando Utilities Commission Water & Electric
Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	1,800,000	2,134,908
FL Orlando Utilities Commission
Series 2002 C, Pre-refunded 10/01/12, 5.250% 10/01/16	1,290,000	1,387,330
FL Pinellas County Housing Authority
Affordable Housing, Series 2001, Escrowed to Maturity, Insured: FSA 4.600% 12/01/10	7,000,000	7,197,680
FL Port St. Lucie Utilities
Series 2003, Pre-refunded 09/01/13, Insured: MBIA 5.000% 09/01/16	1,000,000	1,071,030

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Reedy Creek Improvement District Utilities
Series 2003 1, Pre-refunded 10/01/13, Insured: MBIA 5.250% 10/01/15	1,490,000	1,618,185
FL Seminole County Sales Tax
Series 2001, Pre-refunded 10/01/11, Insured: FGIC 5.375% 10/01/13	1,295,000	1,393,666
FL South Broward Hospital District
Series 2002, Pre-refunded 05/01/12: 5.500% 05/01/22	1,000,000	1,087,930
5.600% 05/01/27	4,000,000	4,369,840
GA Atlanta Airport Facilities
Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.500% 01/01/22	2,725,000	2,874,575
GA Atlanta Water & Wastewater
Series 1999 A, Pre-refunded 05/01/09, Insured: FGIC 5.000% 11/01/38	3,420,000	3,518,770
GA Finance & Investment Commission
Series 1999 D, Pre-refunded 11/01/09: 5.800% 11/01/10	3,000,000	3,208,500
5.800% 11/01/12	4,000,000	4,278,000
GA Municipal Electric Authority
Series 1998 Y: Escrowed to Maturity, Insured: AMBAC 6.400% 01/01/13	165,000	182,726
Pre-refunded 01/01/11, Insured: AMBAC 6.400% 01/01/13	45,000	49,163
HI Honolulu City & County
Series 1995 A, Escrowed to Maturity, Insured: MBIA 6.000% 11/01/10	500,000	537,795
HI University of Hawaii
Series 2002 A, Pre-refunded 07/15/12, Insured: FGIC 5.500% 07/15/14	1,000,000	1,083,520

	Par ($)	Value ($)
IL Chicago Board of Education
Series 2000, Pre-refunded 12/01/10, Insured: FGIC 5.600% 12/01/18	1,300,000	1,381,744
IL Chicago Housing Authority
Capital Program, Series 2001: Escrowed to Maturity, 5.250% 07/01/12	5,975,000	6,395,222
Pre-refunded 07/01/12, 5.375% 07/01/13	5,000,000	5,380,750
IL Chicago
Series 2000 C, Pre-refunded 07/01/10, Insured: FGIC 5.750% 01/01/13	310,000	331,486
IL Health Facilities Authority
Galesburg Cottage Hospital, Series 2000, Pre-refunded 05/01/10, Insured: RAD 6.000% 05/01/15	1,500,000	1,594,875
IL State
Series 2000, Pre-refunded 06/01/10, Insured: MBIA 5.750% 06/01/15	6,850,000	7,254,287
Series 2002, Pre-refunded 12/01/12, Insured: FSA 5.375% 12/01/13	10,000,000	10,838,000
IN Toll Road Commission
Series 1980, Escrowed to Maturity, 9.000% 01/01/15	2,240,000	2,832,570
KS Department of Transportation
Series 1998, Escrowed to Maturity, 5.500% 09/01/14	1,575,000	1,748,880
KS Development Finance Authority
Water Pollution Revolving Fund II, Series 2002, Pre-refunded 11/01/12, 5.500% 11/01/15	895,000	975,478
KS Labette County Single Family Mortgage
Capital Accumulator Bonds, Series 1998 A, Escrowed to Maturity, (b) 12/01/14	2,175,000	1,611,762

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KS Shawnee County Unified School District No. 501
Series 2002, Pre-refunded 02/01/12, 5.000% 02/01/14	1,000,000	1,053,410
KS Shawnee County
Series 2002, Pre-refunded 09/01/12, Insured: FSA 5.250% 09/01/17	1,660,000	1,783,471
KS University Hospital Authority
Health System, Series 1999 A, Pre-refunded 09/01/09, Insured: AMBAC 5.350% 09/01/12	1,265,000	1,311,236
KS Wyandotte County School District No. 204
Series 2000 A, Escrowed to Maturity, Insured: FSA 6.375% 09/01/11	365,000	403,763
KS Wyandotte County School District No. 500
Series 2002, Pre-refunded 09/01/12, Insured: FSA 5.000% 09/01/20	1,890,000	2,007,899
MA Bay Transportation Authority
Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/14	2,750,000	2,917,832
MA State
Series 2000 B, Pre-refunded 06/01/10, 5.250% 06/01/17	1,500,000	1,565,385
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/16	3,000,000	3,206,160
ME Governmental Facilities Authority
Series 1999, Pre-refunded 10/01/09, Insured: FSA 5.625% 10/01/19	1,000,000	1,053,990
ME Municipal Bond Bank
Series 2000 D, Pre-refunded 11/01/10, Insured: MBIA 5.700% 11/01/21	1,000,000	1,073,940
Series 2002 A, Pre-refunded 11/01/11, 5.375% 11/01/16	355,000	379,456

	Par ($)	Value ($)
MI Building Authority
Series 2003 II, Pre-refunded 10/15/13, Insured: MBIA 5.000% 10/15/17	1,000,000	1,069,910
MI Hospital Finance Authority
Ascension Health Credit, Series 1999 A, Pre-refunded 11/15/09, Insured: MBIA 5.750% 11/15/18	5,000,000	5,291,950
MO Development Finance Board
Series 2000 A, Pre-refunded 04/01/10, Insured: MBIA 6.000% 04/01/14	2,000,000	2,126,120
NH Municipal Bond Bank
Series 1999 B, Pre-refunded 08/15/09, Insured: FSA 5.250% 08/15/11	750,000	782,677
NJ Tobacco Settlement Financing Corp.
Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	4,000,000	4,647,400
NJ Transportation Trust Fund Authority
Series 1999 A, Escrowed to Maturity, 5.625% 06/15/14	2,000,000	2,231,160
Series 2005 C, Escrowed to Maturity, Insured: FGIC 5.250% 06/15/12	15,000,000	16,097,400
NJ Turnpike Authority
Series 2000 A: Escrowed to Maturity, Insured: MBIA: 6.000% 01/01/11	875,000	944,344
6.000% 01/01/13	925,000	1,032,355
Pre-refunded 01/01/10, Insured: MBIA 5.750% 01/01/19	3,000,000	3,157,140
NV Clark County School District
Series 2000 A, Pre-refunded 06/15/10, Insured: MBIA 6.000% 06/15/16	635,000	677,697

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Dormitory Authority
Columbia University, Series 2001 A, Pre-refunded 07/01/11, 5.250% 07/01/20	2,000,000	2,143,040
NY Environmental Facilities Corp.
Series 1994 A, Escrowed to Maturity, 5.750% 06/15/09	440,000	459,259
Series 1994, Escrowed to Maturity, 5.750% 06/15/09	50,000	52,189
NY Metropolitan Transportation Authority
Series 1993 O, Escrowed to Maturity, 5.500% 07/01/17	3,000,000	3,384,990
Series 1998 A, Pre-refunded 07/01/11, Insured: FSA 5.500% 07/01/15	1,530,000	1,639,701
Series 1998 R, Escrowed to Maturity, 5.500% 07/01/14	1,740,000	1,792,913
NY New York City Transitional Finance Authority
Series 1998 A, Pre-refunded 11/15/12, 5.500% 11/15/16	170,000	185,737
NY New York City
Series 2002 G, Pre-refunded 08/01/12, 5.750% 08/01/18	380,000	417,996
NY Thruway Authority
Series 2000, Pre-refunded 04/01/10, Insured: AMBAC 5.375% 04/01/18	1,000,000	1,056,900
OH Higher Education Capital Facilities
Series 2000 B, Pre-refunded 05/01/10, 5.625% 05/01/15	1,000,000	1,054,820
OH Infrastructure Improvement
Series 1999 A, Pre-refunded 02/01/10, 5.750% 02/01/11	2,280,000	2,422,523
Series 2000, Pre-refunded 02/01/10, 5.750% 02/01/16	1,000,000	1,053,470

	Par ($)	Value ($)
OH London City School District
Series 2001, Pre-refunded 12/01/11, Insured: FGIC 5.500% 12/01/15	375,000	404,040
OH Montgomery County Hospital
Kettering Medical Center, Series 1999, Pre-refunded 04/01/10, 6.500% 04/01/13	6,060,000	6,570,919
OH Water Development Authority
Water Pollution Control, Series 2002, Pre-refunded 06/01/12, 5.250% 06/01/18	5,535,000	5,924,775
OR Department of Transportation
Highway User Tax, Series 2000, Pre-refunded 11/15/10, 5.750% 11/15/15	2,000,000	2,136,260
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
Series 2000 A, Pre-refunded 06/15/10, Insured: AMBAC 6.000% 06/15/15	750,000	807,810
PA Central Duaphin School District
Series 1998 AA, Escrowed to Maturity, Insured: MBIA 5.000% 12/01/13	205,000	220,074
PA Chambersburg Area School District
Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.000% 06/15/12	300,000	314,781
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: MBIA (b) 09/01/21	2,210,000	1,211,058
PA Ephrata Area School District
Series 2001 A, Pre-refunded 10/15/11, Insured: FGIC 5.000% 04/15/14	750,000	789,720

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Finance Authority
Penn Hills, Series 2000 A, Pre-refunded 12/01/10, Insured: FGIC 5.500% 12/01/22	165,000	174,884
PA Northampton County
Series 1999, Pre-refunded 08/15/09, 5.000% 08/15/16	655,000	673,943
PA Norwin School District
Series 2001 B, Pre-refunded 04/01/10, Insured: MBIA 5.000% 04/01/13	575,000	595,487
PA Philadelphia School District
Series 2000 A, Pre-refunded 02/01/11, Insured: FSA 5.750% 02/01/13	1,000,000	1,071,150
Series 2002 A, Pre-refunded 02/01/12, Insured: FSA 5.500% 02/01/15	1,000,000	1,077,730
PA State
Series 2001, Pre-refunded 01/15/11, 5.125% 01/15/16	10,000,000	10,576,300
PA Warwick School District
Lancaster County, Series 2001, Pre-refunded 08/15/11, Insured: FGIC 5.250% 02/15/12	750,000	795,697
SC Greenville County School District
Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/17	1,000,000	1,114,830
TN Madison County
Series 2002, Pre-refunded 04/01/12, 5.000% 04/01/13	1,160,000	1,227,222

	Par ($)	Value ($)
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems, Series 1995, Escrowed to Maturity, Insured: MBIA 6.250% 08/01/09	490,000	516,734
St. Jude's Children's Research, Series 1999, Pre-refunded 07/01/09, 5.375% 07/01/24	9,000,000	9,463,680
TN Shelby County
Series 1999 A, Pre-refunded 05/01/09, 4.750% 05/01/21	400,000	408,268
TN Williamson County
Series 2000, Pre-refunded 03/01/10, 5.350% 03/01/17	1,200,000	1,252,788
TX Austin
Series 1999, Pre-refunded 09/01/09, 5.375% 09/01/18	500,000	518,895
TX Cedar Hill Independent School District
Series 2000, Pre-refunded 08/15/09, Insured: PSFG: (b) 08/15/16	2,655,000	1,551,874
(b) 08/15/17	1,835,000	1,001,745
TX Comal Independent School District
Series 2001, Pre-refunded 02/01/11, Insured: PSFG 5.500% 02/01/14	575,000	610,506
TX Dallas Waterworks & Sewer Systems
Series 2001, Pre-refunded 04/01/11, 5.000% 10/01/16	7,300,000	7,637,625
TX Dallas
Series 2001, Pre-refunded 04/01/11, 5.000% 10/01/12	1,300,000	1,360,125

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Grapevine
Series 2000, Pre-refunded 08/15/10, Insured: FGIC 5.800% 08/15/19	1,000,000	1,064,140
TX Harris County Health Facilities Development Corp.
St. Lukes Episcopal Hospital, Series 2001, Pre-refunded 08/15/11, SPA: JPMorgan Chase & Co. 5.625% 02/15/16	2,780,000	2,983,552
TX Harris County
Series 1992, Escrowed to Maturity, 6.000% 12/15/10	1,000,000	1,076,960
TX Houston Community College System
Series 2001 A, Pre-refunded 04/15/11, Insured: MBIA 5.375% 04/15/15	480,000	508,982
TX Houston
Series 1979, Escrowed to Maturity, 6.400% 12/01/14	5,175,000	5,676,147
TX Lower Colorado River Authority
Junior Lien, Series 1993 5th, Escrowed to Maturity, 5.375% 01/01/16	2,100,000	2,334,045
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential, Series 1996 B, Escrowed to Maturity, Insured: MBIA 5.500% 06/01/16	10,000,000	11,049,100
TX San Antonio
Series 2001, Escrowed to Maturity, 5.250% 08/01/13	20,000	21,657
Series 2002, Escrowed to Maturity: 5.000% 08/01/10	145,000	150,674
5.000% 02/01/11	30,000	31,332
Series 2003, Escrowed to Maturity, 5.000% 08/01/09	120,000	123,414
TX Spring Branch Independent School District
Series 2001, Pre-refunded 02/01/11, Insured: PSFG 5.375% 02/01/18	1,820,000	1,924,486

	Par ($)	Value ($)
TX Tarrant County Health Facilities Development Corp.
Harris Methodist Health Systems, Series 1994, Escrowed to Maturity, Insured: MBIA 6.000% 09/01/10	1,000,000	1,046,220
TX Travis County Health Facilities Development Corp.
Ascension Health Credit, Series 1999 A, Pre-refunded 11/15/09, Insured: AMBAC 5.875% 11/15/24	5,000,000	5,303,200
TX Turnpike Authority of Dallas North
Series 1996, Escrowed to Maturity, Insured: AMBAC (b) 01/01/09	3,250,000	3,053,537
TX University of Texas
Series 2001 B, Pre-refunded 08/15/11, 5.375% 08/15/15	2,500,000	2,655,450
Series 2003 A, Pre-refunded 08/15/13, 5.375% 08/15/15	1,000,000	1,090,260
TX Waxahachie Independent School District
Series 2000, Pre-refunded 08/15/10, Insured: PSFG: (b) 08/15/15	4,545,000	2,923,253
(b) 08/15/17	5,365,000	3,008,477
VA Arlington County Industrial Development Authority
Virginia Hospital Center, Series 2001, Pre-refunded 07/01/11, 5.500% 07/01/14	4,180,000	4,493,834
WA King County
Series 2002, Escrowed to Maturity, 5.500% 12/01/13	970,000	1,069,406
WA Port of Seattle
Series 2000 A, Pre-refunded 08/01/10, Insured: MBIA 5.500% 02/01/26	2,625,000	2,768,404

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WA Seattle
Series 1999, Pre-refunded 10/01/09, Insured: MBIA 5.875% 10/01/10	2,300,000	2,437,379
WA State
Series 2000 A, Pre-refunded 07/01/10, 5.625% 07/01/13	1,000,000	1,057,020
WI State
Series 2000 C, Pre-refunded 05/01/10, Insured: MBIA 5.550% 05/01/21	2,000,000	2,101,340
Series 2000 D, Pre-refunded 05/01/11, Insured: MBIA 5.500% 05/01/16	2,000,000	2,132,800
WI Transportation
Series 1998 B, Pre-refunded 07/01/09, Insured: FGIC 5.250% 07/01/11	2,020,000	2,085,872
WV Hospital Finance Authority
Charleston Area Medical Center: Series 1993 A, Escrowed to Maturity, 6.500% 09/01/23	3,980,000	4,915,658
Series 2000, Pre-refunded 09/01/10, 6.750% 09/01/22	6,340,000	6,986,807
Refunded/Escrowed Total		339,699,827
Tobacco – 1.9%
AK Development Finance Authority
Tobacco Settlement, Series 2006, Insured: AMBAC (b) 07/01/21	1,400,000	758,758
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1, 5.000% 06/01/33	12,500,000	12,445,250
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A, 4.625% 06/01/26	10,000,000	9,745,900
NY TSASC, Inc.
Series 2006 1, 5.000% 06/01/26	15,000,000	15,302,400

	Par ($)	Value ($)
VA Tobacco Settlement Financing Corp.
Series 2005, 5.250% 06/01/19	2,500,000	2,639,700
WI Badger Tobacco Asset Securitization Corp.
Series 2002, 6.000% 06/01/17	5,000,000	5,361,300
Tobacco Total		46,253,308
Other Total		456,959,933
Other Revenue – 0.2%
Recreation – 0.2%
FL Board of Education
Series 2002 A, Insured: FGIC: 5.250% 07/01/18	2,675,000	2,876,053
5.375% 07/01/17	1,450,000	1,563,521
5.500% 07/01/12	1,000,000	1,082,950
Recreation Total		5,522,524
Other Revenue Total		5,522,524
Resource Recovery – 1.1%
Disposal – 0.5%
IL Development Finance Authority
Waste Management, Inc., Series 1997, AMT, 5.050% 01/01/10	4,000,000	4,070,600
PA Westmoreland County Industrial Development Authority
Valley Landfill Expansion, Series 1993, AMT, 5.100% 05/01/18	5,900,000	5,988,382
TX Gulf Coast Waste Disposal Authority
Series 2002, Insured: AMBAC 5.000% 10/01/12	1,875,000	1,984,219
Disposal Total		12,043,201
Resource Recovery – 0.6%
FL Palm Beach County Solid Waste Authority
Series 1997 A, Insured: AMBAC 6.000% 10/01/10	5,000,000	5,347,800
NY Niagara County Industrial Development Agency
Series 2001 B, AMT, 5.550% 11/15/24	8,000,000	8,416,240
Resource Recovery Total		13,764,040
Resource Recovery Total		25,807,241

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed – 46.1%
Local Appropriated – 3.0%
CA Orange County Public Financing Authority
Series 2005, Insured: MBIA 5.000% 07/01/16	10,000,000	10,893,000
CA Sacramento City Financing Authority
Series 2006, Insured: AMBAC: 5.250% 12/01/22	8,460,000	9,551,171
5.250% 12/01/23	8,125,000	9,199,125
CA San Bernardino County
Certificates of Participation, Series 2002 A, Insured: MBIA 5.000% 07/01/15	1,000,000	1,082,820
FL Brevard County School Board
Certificates of Participation, Series 2004 A, Insured: FGIC 5.000% 07/01/17	1,470,000	1,566,182
FL Broward County School Board
Certificates of Paticipation, Series 2006, Insured: FSA 5.000% 07/01/14	1,580,000	1,689,747
FL Broward County
Certificates of Participation, Series 2004, Insured: MBIA 5.000% 06/01/13	1,000,000	1,063,510
FL Collier County School Board
Certificates of Participation, Series 2002, Insured: FSA 5.000% 02/15/13	1,500,000	1,579,440
FL Flagler County School Board
Certificates of Participation, Series 2005 A, Insured: FSA 5.000% 08/01/18	2,320,000	2,468,805
FL Hillsborough County School Board
Certificates of Participation, Series 1998 A, Insured: MBIA 5.500% 07/01/14	2,000,000	2,206,240

	Par ($)	Value ($)
FL Lake County School Board
Certificates of Participation, Series 2006 C, Insured: AMBAC 5.250% 06/01/18	1,500,000	1,663,680
FL Miami-Dade County School Board
Series 2006, Insured: AMBAC 4.750% 11/01/23	1,000,000	1,034,800
FL Orange County School Board
Certificates of Participation, Series 2005 A, Insured: MBIA 5.000% 08/01/18	1,000,000	1,065,590
FL Palm Beach County School Board
Certificates of Participation, Series 2002 A, Insured: FSA 5.375% 08/01/14	3,000,000	3,229,410
KS Johnson County Park & Recreation District
Certificates of Participation, Series 2003 A, Insured: MBIA 4.000% 09/01/15	100,000	100,480
MI Grand Rapids Building Authority
Series 1998: 5.000% 04/01/12	1,205,000	1,272,612
5.000% 04/01/13	1,000,000	1,064,680
5.000% 04/01/14	1,415,000	1,517,418
SC Berkeley County School District
Series 2003, 5.250% 12/01/18	1,000,000	1,056,880
SC Charleston Educational Excellence Financing Corp.
Charleston County School District, Series 2005, 5.250% 12/01/24	10,000,000	10,697,900
SC Dorchester County School District No. 2
Series 2004, 5.250% 12/01/17	2,000,000	2,136,620
SC Greenville County School District
Series 2005, 5.500% 12/01/18	5,000,000	5,601,050
SC Newberry Investing in Childrens Education
Series 2005, 5.250% 12/01/19	1,500,000	1,591,395
Local Appropriated Total		73,332,555

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Local General Obligations – 16.0%
AK Anchorage
Series 2002 B, Insured: MBIA 5.250% 07/01/10	10,600,000	11,093,006
Series 2004 B, Insured: AMBAC 5.250% 12/01/15	5,000,000	5,508,250
AK North Slope Borough
Capital Appreciation, Series 2000 B, Insured: MBIA (b) 06/30/09	2,000,000	1,842,560
AZ Maricopa County Unified High School District No. 210
Series 2003, Insured: MBIA 5.000% 07/01/15	6,300,000	6,826,365
AZ Maricopa County Unified School District No. 69
Paradise Valley, Series 1995, Insured: MBIA 6.350% 07/01/10	500,000	539,190
AZ Tucson
Series 1998, 5.500% 07/01/18	4,760,000	5,346,384
CA Carlsbad Unified School District
Series 1997, Insured: FGIC (b) 11/01/14	300,000	223,701
CA Los Angeles Unified School District
Series 2007 A-1, Insured: FSA 4.500% 07/01/24	4,000,000	4,058,520
CA Manteca Unified School District
Series 2006, Insured: MBIA (b) 08/01/24	5,000,000	2,359,750
CA Monrovia Unified School District
Series 2005, Insured: MBIA 5.250% 08/01/21	5,600,000	6,328,392
CA Natomas Unified School District
Series 1999, Insured: MBIA 5.850% 03/01/15	250,000	285,658

	Par ($)	Value ($)
CA San Diego Unified School District
Series 2005 E-2, Insured: FSA 5.500% 07/01/26	10,000,000	11,757,500
CA San Mateo County Community College
Series 2006 A, Insured: MBIA (b) 09/01/20	9,310,000	5,306,514
CA Union Elementary School District
Series 1999 A, Insured: FGIC (b) 09/01/20	1,000,000	568,490
CA West Contra Costa Unified School District
Series 2005, Insured: FGIC (b) 08/01/20	7,285,000	4,166,947
CO Adams County School District No. 12
Series 1995 A, Insured: MBIA (b) 12/15/12	1,300,000	1,043,250
FL Broward County
Series 2001 A, 5.250% 01/01/14	1,025,000	1,087,586
FL Palm Beach County
Series 1998, 5.500% 12/01/11	2,000,000	2,154,180
FL Port St. Lucie
Series 2005, Insured: MBIA 5.000% 07/01/18	1,170,000	1,257,539
FL Reedy Creek Improvement District
Series 2004 A, Insured: MBIA 5.000% 06/01/17	1,000,000	1,071,000
IL Chicago Board of Education
Series 1996, Insured: MBIA 6.250% 12/01/12	2,100,000	2,360,043
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	5,000,000	5,800,150
IL Chicago City Colleges Capital Improvement
Series 1999, Insured: FGIC 6.000% 01/01/11	5,195,000	5,540,104

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Chicago Park District
Series 1997, Insured: AMBAC 5.250% 01/01/12	360,000	363,564
IL Chicago
Series 1999, Insured: FGIC 5.250% 01/01/18	7,540,000	8,365,479
Series 2000 C, Insured: FGIC 5.750% 01/01/13	190,000	202,933
Series 2004 A, Insured: FSA 5.250% 01/01/17	1,000,000	1,084,050
IL Du Page County School District
Series 1997, Insured: FGIC 6.750% 02/01/11	1,145,000	1,264,000
IL Kendall & Kane Counties Community Unified School District No. 115
Series 2002, Insured: FGIC (b) 01/01/17	3,650,000	2,451,267
KS Johnson County Unified School
District No. 231, Series 2001 A, Insured: FSA 5.500% 10/01/15	50,000	56,170
District No. 232, Series 2004, Insured: MBIA 5.000% 09/01/15	150,000	161,492
KS Leavenworth County Unified School District No. 464
Series 2005 A, Insured: MBIA 5.000% 09/01/19	1,030,000	1,104,613
KS Lenexa
Series 2003 A, 5.000% 09/01/12	1,000,000	1,061,380
KS Montgomery County Unified School District No. 445
Series 2002, Insured: FGIC 6.250% 04/01/12	1,065,000	1,185,079

	Par ($)	Value ($)
KS Reno County Unified School District No. 313
Series 1996 B, Insured: FSA: 5.900% 09/01/09	925,000	970,686
5.900% 09/01/10	995,000	1,063,635
KS Shawnee County Unified School District No. 437
Series 2001, Insured: FSA 5.500% 09/01/13	1,555,000	1,665,001
KS Shawnee County
Series 1998 A, 5.125% 09/01/10	1,320,000	1,375,928
KS Wyandotte County Unified School District No. 204
Series 2000 A, Insured: FSA 6.375% 09/01/11	135,000	149,382
KY Turnpike Authority
Series 2001 A, Insured: AMBAC 5.500% 07/01/13	1,000,000	1,096,110
MI Detroit City School District
Series 2002 A, Insured: FGIC 6.000% 05/01/19	2,000,000	2,367,840
Series 2003 B, Insured: FGIC 5.250% 05/01/14	2,000,000	2,148,800
MN Elk River Independent School District No. 728
Series 2001 A, Insured: MBIA 5.000% 02/01/17	2,000,000	2,084,520
NC Cary Water & Public Improvement
Series 2001, 5.000% 03/01/13	4,300,000	4,536,629
ND West Fargo Public School District No. 6
Series 2002, Insured: FGIC 5.250% 05/01/17	3,600,000	3,798,576
NH Manchester
Series 2004, Insured: MBIA: 5.500% 06/01/18	4,215,000	4,804,931
5.500% 06/01/19	4,450,000	5,103,037

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NV Clark County School District
Series 2001 C, Insured: FGIC 5.375% 06/15/13	8,895,000	9,665,841
Series 2003, Insured: MBIA 5.000% 06/15/16	10,760,000	11,509,542
NY New York City
Series 2002 D, 5.625% 06/01/14	2,500,000	2,702,625
Series 2002 E, Insured: MBIA 5.625% 08/01/15	1,000,000	1,090,270
Series 2002 G: 5.750% 08/01/18	620,000	671,516
Insured: MBIA: 5.625% 08/01/13	2,500,000	2,725,675
5.750% 08/01/11	14,400,000	15,549,696
Series 2005 D, 5.000% 08/01/13	4,000,000	4,248,680
Series 2005 O, 5.000% 06/01/15	8,000,000	8,566,640
Series 2005, 5.000% 08/01/20	10,000,000	10,625,400
OH Cleveland
Series 2005, Insured: AMBAC 5.500% 10/01/16	7,710,000	8,703,588
OH Forest Hills Local School District
Series 1997, Insured: MBIA 6.000% 12/01/10	1,460,000	1,572,770
OH Marion City School District
Series 2000, Insured: FSA 6.500% 12/01/14	500,000	588,300
OH Mason City School District
Series 2005, Insured: FGIC: 5.250% 12/01/19	2,250,000	2,535,435
5.250% 12/01/21	3,000,000	3,400,590
OR Linn County Community School District No. 9 Lebanon
Series 2001, Insured: MBIA 5.250% 06/15/17	1,120,000	1,183,381

	Par ($)	Value ($)
OR Yamhill County School District No. 29J Newberg
Series 2005, Insured: FGIC 5.500% 06/15/17	2,500,000	2,832,975
PA Central York School District
Series 2002, Insured: FGIC 5.000% 06/01/10	500,000	519,075
PA Delaware County
Series 1999, 5.125% 10/01/16	500,000	515,275
PA Northampton County
Series 1999, 5.000% 08/15/16	345,000	354,519
PA Oxford Area School District
Series 2001 A, Insured: FGIC 5.250% 02/15/11	500,000	527,605
PA Philadelphia School District
Series 2004 D, Insured: FGIC 5.000% 06/01/15	250,000	267,068
PA Philadelphia
Series 2003 A, Insured: XLCA 5.250% 02/15/15	315,000	336,804
PA Pittsburgh School District
Series 2002, Insured: FSA 5.500% 09/01/12	500,000	542,185
PA Pittsburgh
Series 2005 A, Insured: MBIA 5.000% 09/01/17	170,000	182,527
PA Scranton School District
Series 1998, Insured: AMBAC 4.750% 04/01/08	235,000	237,310
PA Upper St. Clair Township School District
Series 2002, Insured: FSA 5.375% 07/15/13	1,000,000	1,076,910

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Westmoreland County
Series 1997, Insured: FGIC (b) 12/01/18	1,000,000	617,880
SC Charleston County School District
Series 2001, 5.000% 02/01/14	850,000	895,399
TN Anderson County
Series 2001, Insured: FSA 5.000% 04/01/13	1,535,000	1,603,599
TN Blount County Public Building Authority
Local Government Public Improvement, Series 2004 B-5-A, Insured: FGIC 5.000% 06/01/16	1,075,000	1,151,131
TN Chattanooga
Series 2005 A, Insured: FSA 5.000% 09/01/14	4,150,000	4,476,231
TN Dickson County
Series 2002, Insured: FGIC 5.000% 03/01/14	1,000,000	1,074,090
Series 2003, Insured: FGIC 5.000% 06/01/14	1,000,000	1,066,860
TN Franklin Special School District
Series 1999, Insured: FSA (b) 06/01/20	2,000,000	1,153,520
TN Hamilton County
Series 1998 B, 5.100% 08/01/24	500,000	560,710
TN Kingsport
Series 2004, Insured: AMBAC 5.000% 03/01/14	1,000,000	1,072,430
TN Lawrenceburg Public Building Authority
Series 2001 B, Insured: FSA 5.500% 07/01/16	1,330,000	1,420,320
TN Madison County
Series 2002, 5.000% 04/01/13	390,000	411,524

	Par ($)	Value ($)
TN Overton County
Series 2004, Insured: MBIA 5.000% 04/01/16	1,000,000	1,081,740
TN Shelby County
Series 1999 B, 5.250% 04/01/11	1,000,000	1,057,160
TX Aldine Independent School District
Series 2005, Insured: PSFG 5.250% 02/15/15	1,655,000	1,790,991
TX Barbers Hill Independent School District
Series 2003, Insured: PSFG 5.000% 02/15/22	1,030,000	1,076,762
TX Brownsville Independent School District
Series 2005, Insured: PSFG 5.000% 08/15/15	1,000,000	1,079,290
TX Brownwood Independent School District
Series 2005, Insured: FGIC 5.250% 02/15/17	1,310,000	1,425,752
TX Carrollton-Farmers Branch Independent School District
Series 2005 A, Insured: MBIA 5.000% 02/15/14	1,280,000	1,368,742
TX Cedar Hill Independent School District
Series 2000, Insured: PSFG: (b) 08/15/16	1,460,000	847,077
(b) 08/15/17	1,005,000	543,856
TX Comal Independent School District
Series 2001, Insured: PSFG 5.500% 02/01/14	425,000	450,921
TX Conroe Independent School District
Series 2005 C, Insured: PSFG 5.000% 02/15/19	1,650,000	1,759,312
TX Corpus Christi
Series 2002, Insured: FSA 5.500% 09/01/15	1,655,000	1,792,382

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Dickinson Independent School District
Series 2006, Insured: PSFG 5.000% 02/15/20	2,405,000	2,570,608
TX Duncanville Independent School District
Series 2005, Insured: PSFG (b) 02/15/22	2,000,000	1,057,780
TX Eagle Mountain & Saginaw Independent School District
Series 2005 C, Insured: PSFG 5.000% 08/15/14	2,000,000	2,148,580
TX El Paso
Series 2005, Insured: FGIC 5.250% 08/15/14	2,000,000	2,180,140
TX Fort Bend Independent School District
Series 2000, Insured: PSFG 5.250% 08/15/19	1,000,000	1,044,090
TX Harlandale Independent School District
Series 2004, Insured: PSFG 5.250% 08/15/16	4,870,000	5,304,112
TX Harris County
Series 2001, 5.000% 10/01/12	10,990,000	11,545,325
TX Houston
Series 2001 A, Insured: FSA 5.500% 03/01/10	7,320,000	7,671,287
Series 2005 D, Insured: AMBAC 5.000% 03/01/17	1,000,000	1,076,260
Series 2005 E, Insured: AMBAC 5.000% 03/01/20	2,525,000	2,689,781
TX Irving
Series 2005 A, 5.000% 11/15/18	2,000,000	2,155,480
TX Jefferson County
Series 2002, Insured: FGIC 5.750% 08/01/14	1,000,000	1,093,690

	Par ($)	Value ($)
TX Johnson City Independent School District
Series 2003, Insured: PSFG 3.000% 02/15/09	50,000	49,219
TX Katy Independent School District
Series 1992, Insured: PSFG (b) 08/15/11	1,775,000	1,502,591
TX La Joya Independent School District
Series 2005, Insured: PSFG 5.000% 02/15/20	1,000,000	1,063,570
TX La Marque Independent School District
Series 2003, Insured: PSFG 5.000% 02/15/21	1,740,000	1,814,437
TX Laredo
Series 2005, Insured: AMBAC 5.000% 08/15/20	1,065,000	1,136,366
TX McKinney Independent School District
Series 2005, Insured: PSFG 5.000% 02/15/14	4,000,000	4,279,800
TX North Harris Montgomery Community College District
Series 2001, Insured: MBIA 5.375% 02/15/16	420,000	438,018
Series 2002, Insured: FGIC 5.375% 02/15/16	1,000,000	1,070,110
TX Northside Independent School District
Series 2002 A, Insured: PSFG 5.250% 02/15/20	3,285,000	3,487,257
TX Pearland
Series 2005, Insured: MBIA 5.000% 03/01/24	2,525,000	2,668,925
TX Richardson
Series 2005, Insured: MBIA 5.250% 02/15/13	1,000,000	1,076,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Rio Grande City Consolidated Independent School District
Series 2002, Insured: PSFG 5.000% 08/15/19	1,190,000	1,253,141
TX San Antonio Independent School District
Series 2001 B, Insured: PSFG (b) 08/15/11	3,500,000	2,962,855
TX San Antonio
Series 2001: 5.000% 08/01/10	7,855,000	8,162,366
5.250% 08/01/13	1,480,000	1,598,356
TX San Benito Consolidated Independent School District
Series 2005, Insured: PSFG 5.000% 02/15/16	2,260,000	2,428,347
TX Sherman Independent School District
Series 2005 A, Insured: PSFG 5.000% 02/15/16	1,000,000	1,074,490
TX Socorro Independent School District
Series 2005, Insured: PSFG 5.250% 08/15/13	2,500,000	2,701,025
TX Spring Branch Independent School District
Series 2001, LOC: PSFG 5.375% 02/01/18	965,000	1,017,631
TX Waxahachie Independent School District
Series 2000, Insured: PSFG: (b) 08/15/15	210,000	133,596
(b) 08/15/17	245,000	135,625
TX Webb County
Series 2005, Insured: AMBAC 5.000% 02/01/17	1,600,000	1,714,256
TX West University Place
Series 2002, 5.500% 02/01/15	1,440,000	1,547,971
TX White Settlement Independent School District
Series 2003, Insured: PSFG 5.375% 08/15/19	1,910,000	2,066,830

	Par ($)	Value ($)
TX Williamson County
Series 2005, Insured: MBIA 5.000% 02/15/16	1,985,000	2,132,863
WA Clark County School District No. 37
Series 2001 C, Insured: FGIC (b) 12/01/16	1,000,000	676,490
Series 2005, Insured: FGIC 5.500% 06/01/15	10,145,000	11,284,892
WA Clark County School District No. 117
Series 1998, Insured: AMBAC 5.000% 12/01/12	1,805,000	1,917,704
WA King & Snohomish Counties School District
Series 1993, Insured: FGIC 5.600% 12/01/10	6,150,000	6,461,436
WA Seattle
Series 1998 A, 5.500% 03/01/11	1,370,000	1,457,365
WA Spokane County School District No. 354
Series 1998, Insured: FGIC: 5.000% 12/01/09	1,975,000	2,038,694
5.250% 12/01/11	1,600,000	1,702,288
5.500% 12/01/10	7,800,000	8,269,872
WI Milwaukee County
Series 2001 A: 5.000% 10/01/12	2,500,000	2,626,100
5.000% 10/01/13	2,500,000	2,624,350
Local General Obligations Total		384,612,331
Special Non-Property Tax – 11.2%
AZ Phoenix Civic Improvement Corp.
Senior Lien, Municipal Courthouse, Series 1999 A, 5.500% 07/01/12	1,000,000	1,045,730
AZ Scottsdale Municipal Property Corp.
Series 2006, 5.000% 07/01/21	3,000,000	3,321,930
CA Economic Recovery
Series 2004 A, Insured: MBIA: 5.000% 07/01/11	1,500,000	1,580,565
5.000% 07/01/15	5,000,000	5,397,650

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A, Insured: FSA: 5.000% 07/01/17	6,280,000	6,724,561
5.000% 07/01/18	7,700,000	8,207,892
CO Department of Transportation
Series 2002 B, Insured: MBIA: 5.500% 06/15/14	3,000,000	3,323,490
5.500% 06/15/15	1,000,000	1,117,170
CT Special Tax Obligation
Series 2001 B, Insured: FSA 5.375% 10/01/12	1,000,000	1,068,230
FL Broward County Professional Sports Facilities
Series 2006 A, Insured: AMBAC 5.000% 09/01/18	2,500,000	2,691,625
FL Hillsborough County Individual Development Authority
Series 2002 B, Insured: AMBAC 5.500% 09/01/15	2,335,000	2,530,019
FL Jacksonville Excise Tax
Series 1995 A, Insured: FGIC 5.000% 10/01/09	1,000,000	1,030,030
FL Jacksonville Guaranteed Entitlement Improvement
Series 2002, Insured: FGIC: 5.375% 10/01/18	3,450,000	3,713,753
5.375% 10/01/19	3,720,000	4,004,394
FL Jacksonville Sales Tax
Series 2001, Insured FGIC 5.500% 10/01/12	2,000,000	2,171,160
Series 2002, Insured: FGIC 5.375% 10/01/18	1,000,000	1,076,450
Series 2003, Insured: MBIA 5.250% 10/01/19	1,080,000	1,165,244
FL Jacksonville
Series 2003 C, AMT, Insured: MBIA 5.250% 10/01/19	1,750,000	1,856,435

	Par ($)	Value ($)
FL JEA St. John's River Power Park Systems
Series 1997, Insured: MBIA 5.000% 10/01/19	1,000,000	1,064,690
FL Lee County
Series 1997 A, Insured: MBIA 5.750% 10/01/11	1,000,000	1,083,050
FL Osceola County Tourist Development Tax
Series 2002 A, Insured: FGIC 5.500% 10/01/14	1,555,000	1,689,041
FL Palm Beach County Public Improvement
Series 2004, 5.000% 08/01/17	1,000,000	1,073,690
FL Pasco County Sales Tax
Series 2003, Insured: AMBAC 5.000% 12/01/16	1,240,000	1,319,397
FL Polk County Transportation Improvement
Series 2004, Insured: FSA 5.000% 12/01/25	1,000,000	1,038,480
FL Tampa Sports Authority
Series 1995, Insured: MBIA: 5.750% 10/01/15	2,500,000	2,761,350
5.750% 10/01/20	1,000,000	1,160,590
IL Dedicated Tax Capital Appreciation
Series 1990, Insured: AMBAC (b) 12/15/17	2,540,000	1,643,431
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/11	1,750,000	2,009,403
IL State
Series 2002, Insured: FGIC 5.500% 06/15/15	1,000,000	1,113,470
KS Wichita
Series 2003-772, Insured: FGIC 4.250% 09/01/16	1,260,000	1,286,309

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KS Wyandotte County Unified Government
Series 2005 B, 4.750% 12/01/16	2,000,000	2,056,020
MA Bay Transportation Authority
Series 2000 A, 5.750% 07/01/14	250,000	264,798
MA State
Series 2005 A, Insured: FSA 5.500% 06/01/16	13,615,000	15,303,124
MD Department of Transportation
Series 2002: 5.500% 02/01/10	10,925,000	11,452,022
5.500% 02/01/15	3,750,000	4,187,175
MI Trunk Line
Series 1998 A: 5.250% 11/01/10	1,500,000	1,577,235
5.500% 11/01/16	2,000,000	2,255,960
Series 2005, Insured: FSA 5.250% 11/01/17	5,050,000	5,633,830
NJ Economic Development Authority
Series 2004: 5.375% 06/15/15	4,000,000	4,292,040
5.500% 06/15/16	5,500,000	5,976,190
NJ Garden Trust Open Space & Farmland Preservation
Series 2005 C, Insured: FSA 5.125% 11/01/19	25,000,000	27,876,500
NM Bernalillo County
Series 1998, 5.250% 04/01/27	3,000,000	3,417,360
NM Dona Ana County
Series 1998, Insured: AMBAC 5.500% 06/01/16	750,000	844,830
NM Transportation Commission
Series 2000 A, 6.000% 06/15/10	6,000,000	6,405,240
NY Dormitory Authority
Series 2006 D, 5.000% 03/15/17	10,225,000	11,124,084
NY Local Government Assistance Corp.
Series 1992 C, 6.000% 04/01/12	150,000	160,341

	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 2004 A, Insured: FGIC: 5.250% 11/15/16	3,000,000	3,338,250
5.250% 11/15/17	4,000,000	4,463,400
NY New York City Transitional Finance Authority
Series 1998 A, 5.500% 11/15/16	1,330,000	1,443,462
Series 2002 A, 5.500% 11/01/26 (d) (14.000% 11/01/11)	10,000,000	10,718,900
Series 2004 C, 5.250% 02/01/18	3,500,000	3,773,630
Series 2005 A-1, 5.000% 11/01/14	10,000,000	10,790,500
NY Urban Development Corp.
Series 2004 A, Insured: MBIA 5.500% 03/15/20	6,500,000	7,466,290
PA Pittsburgh & Allegheny County
Series 1999, Insured: AMBAC 5.250% 02/01/12	500,000	520,845
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA 5.500% 07/01/12	1,000,000	1,084,910
Series 2005 L, Insured: CIFG 5.250% 07/01/18	2,000,000	2,245,380
Series 2006 BB, Insured: FSA 5.250% 07/01/22	17,000,000	19,232,270
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C: Insured: AMBAC: 5.500% 07/01/18	8,705,000	9,938,934
5.500% 07/01/24	10,000,000	11,672,400
Insured: FGIC 5.500% 07/01/21	2,000,000	2,310,220
TX Corpus Christi Business & Job Development Corp.
Series 2002, Insured: AMBAC: 5.500% 09/01/14	2,065,000	2,256,900
5.500% 09/01/18	1,250,000	1,361,988

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Harris County
Series 2004 B, Insured: FSA 5.000% 08/15/32	2,000,000	2,112,980
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC: (b) 09/01/17	2,000,000	1,305,860
5.250% 09/01/19	1,195,000	1,260,187
5.250% 09/01/20	1,265,000	1,334,006
Special Non-Property Tax Total		270,727,290
Special Property Tax – 1.4%
CA Oceanside Community Development Commission Tax Allocation
Series 2003, 5.200% 09/01/17	1,000,000	1,045,610
CA San Jose Redevelopment Agency
Series 2006 D, Insured: MBIA: 5.000% 08/01/18	5,000,000	5,440,550
5.000% 08/01/19	6,205,000	6,719,084
CA Santa Clara Redevelopment Agency Tax Allocation
Bayshore North, Series 2002, Insured: AMBAC 5.500% 06/01/13	4,195,000	4,547,296
FL Ave Maria Stewardship Community Development District
Series 2006, 4.800% 11/01/12 (a)	1,000,000	998,750
FL Oakmont Grove Community Development District
Series 2007 B, 5.250% 05/01/12	2,000,000	2,006,500
FL Sweetwater Creek Community Development District
Series 2007 B-1, 5.300% 05/01/17 (a)	2,000,000	2,000,000
Series 2007 B-2, 5.125% 05/01/13 (a)	2,000,000	1,997,440
FL Viera East Community Development District
Series 2006, Insured: MBIA 5.750% 05/01/19	1,910,000	2,198,563
FL West Palm Beach Community Redevelopment
Series 2005 A, 5.000% 03/01/25	980,000	1,025,531

	Par ($)	Value ($)
MO Fenton
Tax Increment , Series 2006, 4.500% 04/01/21	1,385,000	1,395,346
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street, Series 2003 A, 5.000% 06/15/13	3,685,000	3,830,484
Special Property Tax Total		33,205,154
State Appropriated – 6.2%
AZ University of Arizona
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 06/01/15	500,000	539,820
CA Public Works Board
Department of Mental Health, Coalinga State Hospital, Series 2004 A, 5.500% 06/01/19	2,000,000	2,199,760
Series 2003 C, 5.500% 06/01/18	1,500,000	1,642,350
Series 2006 F, Insured: FGIC 5.250% 11/01/18	4,000,000	4,461,280
FL Department Management Services Division
Series 2003 A, Insured: FSA 5.250% 09/01/15	1,515,000	1,666,864
Series 2005 A, Insured: AMBAC 5.000% 09/01/21	3,000,000	3,207,540
NJ Economic Development Authority
Series 2001 A, Insured: AMBAC 5.500% 06/15/13	1,000,000	1,094,420
Series 2005 K, Insured: AMBAC 5.500% 12/15/19	2,500,000	2,876,800
NJ Transportation Trust Fund Authority
Series 1995, Insured: MBIA 6.500% 06/15/10	1,000,000	1,080,630
Series 2001 C, Insured: FSA 5.500% 12/15/18	2,000,000	2,282,640

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	3,260,000	3,649,146
Series 2004 B, Insured: MBIA 5.500% 12/15/15	4,000,000	4,477,480
Series 2006 A, 5.500% 12/15/21	11,030,000	12,623,614
NY Dormitory Authority State Supported Debt
St. University Educational Facilities, Series 2005 A, Insured: FGIC 5.500% 05/15/17	10,000,000	11,350,800
NY Dormitory Authority
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26	1,000,000	1,066,410
Court Facilities Lease, Series 2005 A, Insured: AMBAC 5.500% 05/15/20	5,000,000	5,750,800
Series 1993 A: 5.250% 05/15/15	5,850,000	6,290,914
Insured: FSA 5.250% 05/15/15	4,000,000	4,328,040
Series 1995 A: Insured: AMBAC 5.625% 07/01/16	1,250,000	1,377,087
Insured: FGIC 5.625% 07/01/16	5,000,000	5,556,650
Insured: FSA 5.625% 07/01/16	500,000	555,665
Series 2005 A, Insured: FGIC 5.500% 05/15/22	6,730,000	7,821,068
Series 2005 B, Insured: FGIC 5.500% 07/01/21	7,345,000	8,501,544
NY Tollway Authority
Series 2002, 5.500% 04/01/13	4,510,000	4,846,311
NY Urban Development Corp.
Series 1995, 5.750% 04/01/11	500,000	534,990
Series 2002 A, 5.000% 01/01/17	4,000,000	4,162,760

	Par ($)	Value ($)
OR Department of Administrative Services
Certificates of Participation, Series 2002 C, Insured: MBIA 5.250% 11/01/10	10,000,000	10,494,800
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A: 5.750% 08/01/27	4,175,000	4,463,409
Insured: AMBAC 5.250% 08/01/30	4,240,000	4,504,788
UT Building Ownership Authority
Series 1998, Insured: FSA 5.500% 05/15/14	5,000,000	5,504,550
VA Public School Authority
Series 2001 A, 5.000% 08/01/17	3,500,000	3,699,360
Series 2005, 5.250% 08/01/16	13,995,000	15,527,872
State Appropriated Total		148,140,162
State General Obligations – 8.3%
CA State
Series 2002, Insured: AMBAC 6.000% 02/01/18	5,000,000	5,914,700
Series 2003, 5.250% 11/01/18	1,000,000	1,077,600
Series 2004, 5.000% 02/01/20	750,000	794,408
Series 2007, 4.500% 08/01/26	15,000,000	15,010,800
CT State
Series 2006 D, 5.000% 11/01/19	3,500,000	3,789,415
FL Board of Education Capital Outlay
Series 1998 B, 5.250% 06/01/11	3,990,000	4,220,861
FL Board of Education
Series 2005 B, 5.000% 01/01/14	17,395,000	18,634,916
FL Department of Transportation
Series 2002, 5.250% 07/01/13	7,290,000	7,864,671
FL State
Series 2004 A, 5.000% 07/01/30	1,000,000	1,055,490

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
GA State
Series 1999 B, 5.750% 08/01/10	2,000,000	2,129,500
MA Bay Transportation Authority
Series 1991 A, Insured: MBIA 7.000% 03/01/21	5,750,000	7,168,525
Series 1998 A, Insured: MBIA: 5.500% 03/01/12	1,290,000	1,391,304
5.500% 03/01/14	750,000	827,512
MA State
Series 1998 C, 5.250% 08/01/17	1,775,000	1,972,309
Series 2002 C, Insured: FSA 5.500% 11/01/11	13,000,000	13,967,980
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	6,500,000	7,407,725
Series 2003 D: 5.500% 10/01/17	5,000,000	5,672,550
Insured: AMBAC 5.500% 10/01/19	3,900,000	4,476,303
Series 2004 A: Insured: AMBAC 5.250% 08/01/20	10,000,000	11,264,500
Insured: FSA 5.250% 08/01/20	5,000,000	5,632,250
MI State
Series 2001, 5.500% 12/01/15	1,250,000	1,401,675
MN State
Series 2000, 5.500% 11/01/13	1,000,000	1,059,640
MS State
Series 2002 A, 5.500% 12/01/14	3,000,000	3,329,520
Series 2003 A, 5.250% 11/01/14	1,000,000	1,092,730
NJ State
Series 2001 H, 5.250% 07/01/14	5,000,000	5,454,300
OH State
Series 2001 A, 5.000% 06/15/12	5,000,000	5,183,200

	Par ($)	Value ($)
OR State
Series 1996 B, AMT, 5.700% 08/01/16	295,000	299,136
Series 1997 A, AMT, 5.050% 08/01/11	90,000	91,781
PA State
Series 2002, 5.500% 02/01/15	3,000,000	3,343,350
Series 2004: Insured: FSA 5.375% 07/01/18	12,000,000	13,554,840
Insured: MBIA 5.375% 07/01/16	10,000,000	11,184,600
PR Commonwealth of Puerto Rico
Series 1997, Insured: MBIA 6.500% 07/01/15	4,190,000	4,974,619
Series 2001 A: 5.500% 07/01/13	6,395,000	6,925,401
Insured: MBIA 5.500% 07/01/20	9,000,000	10,351,170
TX Water Financial Assistance
Series 1999, 5.250% 08/01/21	455,000	469,287
UT State
Series 2002 B, 5.375% 07/01/11	10,000,000	10,661,100
VI Public Finance Authority
Series 2004 A, 5.000% 10/01/10	200,000	207,038
State General Obligations Total		199,856,706
Tax-Backed Total		1,109,874,198
Transportation – 6.0%
Air Transportation – 0.5%
TN Memphis Shelby County Airport Authority
FedEx Corp.: Series 1997, 5.350% 09/01/12	6,180,000	6,486,095
Series 2001, 5.000% 09/01/09	5,000,000	5,106,850
Series 2002, 5.050% 09/01/12	1,000,000	1,047,110
Air Transportation Total		12,640,055

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Airports – 1.6%
AZ Tucson Airport Authority, Inc.
Series 2001, AMT, Insured: AMBAC 5.500% 06/01/12	500,000	527,285
CO Denver City & County
Series 2000 A, AMT, Insured: AMBAC 6.000% 11/15/15	3,075,000	3,291,880
FL Greater Orlando Aviation Authority
Series 2003 A, Insured: FSA 5.000% 10/01/13	1,500,000	1,598,115
IL Chicago O'Hare International Airport
General Airport Third Lien, Series 2005 B, Insured: MBIA 5.250% 01/01/18	13,000,000	14,375,530
Series 1993 C, Insured: MBIA 5.000% 01/01/11	5,640,000	5,877,331
NC Charlotte
Series 1999 B, AMT, Insured: MBIA 6.000% 07/01/24	3,000,000	3,149,880
OK Airport Trust
Series 2000 B, AMT, Insured: FSA 5.375% 07/01/11	4,670,000	4,870,390
TX Houston Airport Systems
Sub-Lien, Series 2002, Insured: FSA 5.000% 07/01/27	5,000,000	5,167,400
Airports Total		38,857,811
Toll Facilities – 2.9%
CO E-470 Public Highway Authority
Series 1997 B, Insured: MBIA (b) 09/01/12	10,000,000	8,107,700
Series 2000 B, Insured: MBIA (b) 09/01/18	1,500,000	934,620

	Par ($)	Value ($)
CO Northwest Parkway Public Highway Authority
Series 2001 C, Insured: AMBAC (e) 06/15/21 (5.700% 06/15/11)	4,000,000	3,641,160
FL Orlando & Orange County Expressway Authority
Series 1990, Insured: FGIC 6.500% 07/01/10	2,000,000	2,164,660
FL Osceola County Transportation
Series 2004, Insured: MBIA 5.000% 04/01/18	1,000,000	1,064,870
FL Turnpike Authority
Series 2005 A, Insured: AMBAC 5.000% 07/01/21	3,000,000	3,216,330
KS Turnpike Authority
Series 2002, Insured: FSA: 5.250% 09/01/15	1,855,000	2,049,311
5.250% 09/01/16	1,230,000	1,365,644
NJ Turnpike Authority
Series 2000 A, Insured: MBIA: 6.000% 01/01/11	2,125,000	2,291,897
6.000% 01/01/13	275,000	306,323
NY Thruway Authority
Second General Highway & Bridge Trust Fund: Series 2003 A, Insured: MBIA 5.250% 04/01/12	2,145,000	2,293,713
Series 2005 B: Insured: AMBAC 5.500% 04/01/20	10,840,000	12,503,290
Insured: FSA 5.000% 04/01/15	7,500,000	8,112,975
Series 2007, 5.000% 04/01/18	10,000,000	10,844,300
NY Triborough Bridge & Tunnel Authority
Series 2002, Insured: MBIA 5.500% 11/15/18	5,000,000	5,732,700

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Turnpike Commission
Series 1998 A, Insured: FGIC: 5.500% 02/15/21	2,000,000	2,313,220
5.500% 02/15/24	1,000,000	1,172,670
PA Delaware River Joint Toll Bridge Commission
Series 2003, 5.250% 07/01/11	500,000	528,280
PA Turnpike Commission
Series 2001 S, 5.500% 06/01/15	1,000,000	1,074,520
Toll Facilities Total		69,718,183
Transportation – 1.0%
AR State
Series 2000 A, 5.500% 08/01/11	10,000,000	10,379,300
CA San Francisco Bay Area Rapid Transit District
Series 2005 A, Insured: MBIA 5.000% 07/01/20	2,040,000	2,182,331
GA Metropolitan Atlanta Rapid Transit Authority
Series 1998 A, Insured: MBIA 6.250% 07/01/10	1,000,000	1,075,540
IN Transportation Finance Authority
Series 2000, 5.750% 12/01/14	2,485,000	2,639,940
MA State
Series 2000 A, 5.750% 06/15/13	350,000	372,771
NJ Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	6,725,000	7,490,237
Transportation Total		24,140,119
Transportation Total		145,356,168
Utilities – 12.3%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/14	6,680,000	7,313,264
Independent Power Producers Total		7,313,264

	Par ($)	Value ($)
Investor Owned – 1.4%
CO Adams County Pollution Control
Public Service Co., Series 2005 A, Insured: MBIA 4.375% 09/01/17	11,550,000	11,843,254
NH Business Finance Authority
Series 2001 C, Insured: MBIA 5.450% 05/01/21	1,500,000	1,615,545
TX Brazos River Authority
TXU Energy Co., LLC, Series 2001 C, AMT, 5.750% 05/01/36	5,195,000	5,339,213
Series 2003 D, 5.400% 10/01/29	6,100,000	6,241,642
TX Sabine River Authority
TXU Electric Co.: Series 2001 A, 5.500% 05/01/22	2,490,000	2,545,403
Series 2001 B, AMT, 5.750% 05/01/30	2,995,000	3,078,141
TX San Antonio Electric & Gas
Series 2002, 5.375% 02/01/14	2,500,000	2,727,750
Investor Owned Total		33,390,948
Joint Power Authority – 0.3%
FL Municipal Power Agency
Series 2002, Insured: AMBAC 5.500% 10/01/21	1,850,000	2,003,605
TX Municipal Power Agency
Series 1993, Insured: MBIA (b) 09/01/15	250,000	178,575
WA Energy Northwest Electric
Series 2002 A, Insured: MBIA: 5.500% 07/01/16	4,675,000	5,057,088
5.750% 07/01/18	1,000,000	1,090,680
Joint Power Authority Total		8,329,948
Municipal Electric – 4.4%
AZ Power Reserves Authority
Series 2001, 5.000% 10/01/10	500,000	520,845

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Department of Water Resources
Series 2002 A: 5.500% 05/01/11	10,000,000	10,652,500
6.000% 05/01/13	2,000,000	2,216,960
Insured: MBIA 5.250% 05/01/10	5,000,000	5,234,300
FL Gainesville Utilities Systems
Series 1992 B, 6.500% 10/01/11	3,000,000	3,332,370
FL Kissimmee Utilities Authority Electrical System
Series 2003, Insured: FSA 5.250% 10/01/15	2,235,000	2,413,375
FL Orlando Utilities Commission Utility Systems
Series 2005 B, 5.000% 10/01/24	3,000,000	3,183,930
GA Municipal Electric Authority
Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	4,205,000	4,630,462
MI Public Power Agency
Series 2002 A, Insured: MBIA 5.250% 01/01/16	1,000,000	1,101,540
MN Northern Municipal Power Agency
Series 1998, Insured: FSA 5.250% 01/01/12	2,490,000	2,600,706
NY Long Island Power Authority
Series 2006 A, Insured: FGIC 5.000% 12/01/19	10,000,000	10,756,000
OK Grand River Dam Authority
Series 2002 A, Insured: FSA 5.000% 06/01/12	1,000,000	1,059,740
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12	3,000,000	3,323,250
Series 2002 KK, Insured: FSA: 5.250% 07/01/12	1,000,000	1,073,240
5.500% 07/01/15	10,000,000	11,183,800
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	1,000,000	1,122,530

	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson County
Series 1998 B, 5.500% 05/15/13	3,000,000	3,284,820
TX Austin
Series 2002 A, Insured: AMBAC 5.500% 11/15/13	2,000,000	2,196,480
Series 2002, Insured: FSA 5.500% 11/15/12	2,410,000	2,617,959
Subordinated Lien, Series 1998, Insured: MBIA 5.250% 05/15/18	1,100,000	1,224,861
TX Sam Rayburn Municipal Power Agency
Series 2002: 5.500% 10/01/11	8,355,000	8,625,284
6.000% 10/01/16	3,000,000	3,172,800
TX San Antonio Electric & Gas
Series 2005, 5.000% 02/01/18	10,000,000	10,659,700
WA Seattle Municipal Light & Power
Series 2001, Insured: FSA 5.250% 03/01/11	10,365,000	10,927,716
Municipal Electric Total		107,115,168
Water & Sewer – 5.9%
CA Citrus Heights Water District
Series 2000, Insured: FGIC 5.250% 10/01/20	1,800,000	1,898,856
CA Department of Water Resources
Central Valley, Series 2002 X, Insured: FGIC 5.500% 12/01/15	1,000,000	1,127,580
CA Pico Rivera Water Authority
Series 1999 A, Insured: MBIA 5.500% 05/01/29	3,000,000	3,525,540
DC Water & Sewer Authority
Series 1998, Insured: FSA 5.500% 10/01/11	2,000,000	2,142,100

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Brevard County Utilities
Series 2002, Insured: FGIC 5.250% 03/01/14	2,000,000	2,133,100
FL Cocoa Water & Sewer
Series 2003, Insured: AMBAC 5.500% 10/01/19	1,000,000	1,141,210
FL Governmental Utility Authority
Series 2003, Insured: AMBAC 5.000% 10/01/17	1,180,000	1,253,254
FL Holly Hill Water & Sewer
Series 2002, Insured: MBIA 5.000% 10/01/15	745,000	788,843
FL Hollywood Water & Sewer
Series 2003, Insured: FSA 5.000% 10/01/17	1,070,000	1,142,685
FL Miami-Dade County Stormwater
Series 2004, Insured: MBIA 5.000% 04/01/24	2,445,000	2,590,746
FL Municipal Loan Council
Series 2002 B, Insured: MBIA 5.375% 08/01/16	1,485,000	1,610,765
FL Ocala Utilities System
Series 2005 B, Insured: FGIC 5.250% 10/01/20	1,000,000	1,088,580
FL Orlando Utilities Commission
Series 2002 C, 5.250% 10/01/16	210,000	224,589
FL Sarasota County Utilities Systems
Series 2002 C, Insured: FGIC 5.250% 10/01/16	1,000,000	1,072,000
FL Sebring Water & Wastewater
Series 2002, Insured: FGIC 5.250% 01/01/14	1,030,000	1,106,560

	Par ($)	Value ($)
FL Tallahassee Conservative Utilities System
Series 2001, Insured: FGIC: 5.500% 10/01/14	1,330,000	1,476,300
5.500% 10/01/18	1,000,000	1,143,310
FL Tallahassee Consolidated Utility
Series 2001, Insured: FGIC 5.500% 10/01/17	1,900,000	2,158,723
FL Tampa Bay Water Utility Systems
Series 2005, Insured: FGIC 5.500% 10/01/19	1,500,000	1,724,835
FL Tampa Water & Sewer
Series 2002 B, 5.000% 07/01/10	1,000,000	1,039,100
FL Tohopekaliga Water Utilities Authority
Series 2003 B, Insured: FSA 5.250% 10/01/17	1,110,000	1,201,741
FL Water Pollution Control Financing
Series 2001, 5.500% 01/15/13	1,390,000	1,484,645
FL Winter Park Water & Sewer
Series 2002, Insured: AMBAC 5.250% 12/01/14	1,405,000	1,511,092
GA Atlanta Water & Wastewater
Series 1999 A, Insured: FGIC 5.500% 11/01/18	15,305,000	17,031,404
GA Columbus Water & Sewer
Series 2002, Insured: FSA 5.000% 05/01/10	1,000,000	1,037,780
IL Chicago Waterworks
Series 1993, Insured: FGIC 6.500% 11/01/09	2,155,000	2,296,390
IN Bond Bank
Series 2001 A, 5.375% 02/01/13	1,910,000	2,066,066

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KS Wyandotte County Unified Government Utility System
Series 2004 B, Insured: FSA 5.000% 09/01/32	2,000,000	2,105,160
MA Water Resource Authority
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,000,000	1,119,250
Series 2005 A, Insured: MBIA 5.250% 08/01/17	6,885,000	7,647,927
Series 2007 B, Insured: FSA 5.250% 08/01/23	10,000,000	11,366,700
NY New York City Municipal Water Finance Authority
Series 2000 B, 5.125% 06/15/31	7,000,000	7,277,480
OH Cleveland Waterworks
Series 1993 G, Insured: MBIA 5.500% 01/01/13	750,000	787,148
PA Allegheny County
Series 2005 A, Insured: MBIA 5.000% 12/01/17	265,000	287,114
PA Lancaster Area Sewer Authority
Series 2004, Insured: MBIA 5.000% 04/01/16	500,000	534,465
TN Metropolitan Government Nashville & Davidson County Water & Sewer
Series 1993, Insured: FGIC 6.500% 01/01/10	2,750,000	2,940,932
TX Colorado River Municipal Water
Series 2003, Insured: AMBAC 5.000% 01/01/12	4,030,000	4,241,978
TX Corpus Christi
Series 2002, Insured: FSA 5.000% 07/15/14	1,000,000	1,056,410
Series 2005 A, Insured: AMBAC 5.000% 07/15/19	2,000,000	2,133,600

	Par ($)	Value ($)
TX Houston Area Water Corp.
Series 2002, Insured: FGIC 5.500% 03/01/18	3,000,000	3,221,850
TX Houston Utility System
Series 2004 A, Insured: FGIC 5.250% 05/15/24	5,000,000	5,389,700
TX Houston Water & Sewer System
Junior Lien: Series 1991 C, Insured: AMBAC (b) 12/01/11	4,000,000	3,346,760
Series 2001 A, Insured: FSA 5.500% 12/01/17	4,720,000	5,069,233
TX Houston
Series 2004 A, Insured: MBIA 5.250% 05/15/14	2,265,000	2,463,278
TX McKinney
Series 2005, Insured: FGIC 5.250% 08/15/17	1,125,000	1,228,984
TX Nueces River Authority
Series 2005, Insured: FSA 5.000% 07/15/15	1,000,000	1,077,960
TX San Antonio
Series 2005, Insured: MBIA 5.000% 05/15/14	1,000,000	1,071,600
TX Trinity River Authority
Series 2005, Insured: MBIA: 5.000% 02/01/17	1,000,000	1,073,130
5.000% 02/01/18	1,000,000	1,069,570
VA Upper Occoquan Sewage Authority Regional Sewage
Series 2005, Insured: FSA 5.000% 07/01/22	16,680,000	17,778,211
Water & Sewer Total		141,306,234
Utilities Total		297,455,562
Total Municipal Bonds (Cost of $2,306,243,917)		2,370,215,383

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Investment Company – 0.1%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund	2,504,433	2,504,433
Total Investment Company (Cost of $2,504,433)		2,504,433

Short-Term Obligations – 0.9%

	Par ($)
Variable Rate Demand Notes (f) – 0.9%
FL Orange County School Board
Series 2000 B, SPA: SunTrust Bank N.A. 4.000% 08/01/25	1,600,000	1,600,000
Series 2002 B, Insured: MBIA, SPA: SunTrust Bank N.A. 4.000% 08/01/27	1,200,000	1,200,000
FL Pinellas County Health Facility Authority
All Childrens Hospital, Series 1985, SPA: Wachovia Bank N.A. 4.100% 12/01/15	1,800,000	1,800,000
KY Shelby County
Series 2004 A, LOC: U.S. Bank N.A. 4.020% 09/01/34	555,000	555,000
MA Water Resources Authority
Series 2002 D, LOC: Landesbank Baden-Wurttemberg 4.000% 08/01/17	300,000	300,000
MO Health & Educational Facilities Authority
SSM Health Care Corp., Series 2005 C-1, Insured: FSA, SPA: UBS AG 4.000% 06/01/19	700,000	700,000
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 4.000% 06/01/23	3,300,000	3,300,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center, Series 2002, SPA: U.S. Bank N.A. 4.060% 06/01/18	460,000	460,000

	Par ($)	Value ($)
SD Lawrence County
Homestake Mining Co., Series 1997 B, LOC: Chase Manhattan Bank 4.110% 07/01/32	3,400,000	3,400,000
TX Harris County Health Facilities Development Corp.
Texas Medical Center, Series 2006, Insured: MBIA, SPA: JPMorgan Chase Bank 4.020% 05/01/35	1,200,000	1,200,000
WA Housing Finance Commission
Golden Sands, Series 1999, LOC: U.S. Bank N.A. 3.960% 07/01/29	1,200,000	1,200,000
Local 82-Jatc Educational Development Trust, Series 2000, LOC: U.S. Bank N.A. 3.960% 11/01/25	2,100,000	2,100,000
WI Health & Educational Facilities Authority
Gundersen Lutheran, Series 2000 B, Insured: FSA LOC: Dexia Credit Local 4.060% 12/01/29	1,000,000	1,000,000
WY Uinta County
Chevron Corp.: Series 1993, 4.000% 08/15/20	1,900,000	1,900,000
Series 1997, 4.000% 04/01/10	1,100,000	1,100,000
Variable Rate Demand Notes Total		21,815,000
Total Short-Term Obligations (Cost of $21,815,000)		21,815,000
Total Investments – 99.4% (Cost of $2,330,563,350) (g)		2,394,534,816
Other Assets & Liabilities, Net – 0.6%		15,285,530
Net Assets – 100.0%		$2,409,820,346

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  Zero coupon bond.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(g)  Cost for federal income tax purposes is $2,330,471,932.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	46.1
Other	19.0
Utilities	12.3
Health Care	7.9
Transportation	6.0
Education	2.6
Housing	1.8
Industrials	1.4
Resource Recovery	1.1
Other Revenue	0.2
98.4
Investment Company	0.1
Short-Term Obligations	0.9
Other Assets & Liabilities, Net	0.6
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 98.2%

	Par ($)	Value ($)
Education – 15.8%
Education – 15.0%
MA College Building Authority Project Revenue
Series 2004 A, Insured: MBIA: 5.000% 05/01/14	750,000	807,270
5.000% 05/01/16	530,000	567,540
MA Development Finance Agency
Clark University, Series 1998, 5.250% 07/01/16	1,445,000	1,490,763
Emerson College, Series 2006: 5.000% 01/01/21	2,500,000	2,653,375
5.000% 01/01/23	1,000,000	1,057,280
Hampshire College, Series 2004, 5.150% 10/01/14	200,000	208,392
Mount Holyoke College, Series 2001, 5.500% 07/01/13	1,355,000	1,448,089
Pharmacy & Allied Health Sciences, Series 2003 C, 6.375% 07/01/23	1,000,000	1,136,180
MA Health & Educational Facilities Authority
Amherst College, Series 1998 G, 5.375% 11/01/20	640,000	655,059
Boston College, Series 2003 N, 5.250% 06/01/15	1,000,000	1,076,740
Brandeis University, Series 1999 J, Insured: MBIA 5.000% 10/01/26	2,000,000	2,058,180
Harvard University: Series 2000 Z, 5.500% 01/15/11	1,000,000	1,065,350
Series 2001 AA, 5.500% 01/15/09	1,980,000	2,041,340
Series 2001 DD, 5.000% 07/15/35	4,500,000	4,660,110
Massachusetts Institute of Technology: Series 2002 K: 5.250% 07/01/12	1,000,000	1,076,170
5.375% 07/01/17	2,275,000	2,569,658
5.500% 07/01/22	1,000,000	1,170,540
Series 2003 L, 5.000% 07/01/11	735,000	774,477

	Par ($)	Value ($)
Series 2004 M: 5.250% 07/01/16	500,000	556,895
5.250% 07/01/19	610,000	689,788
5.250% 07/01/24	1,600,000	1,840,128
Northeastern University, Series 1998 G, Insured: MBIA 5.500% 10/01/12	1,110,000	1,207,835
Simmons College, Series 2003 F, Insured: FGIC: 5.000% 10/01/15	1,015,000	1,088,557
5.000% 10/01/17	510,000	546,960
Tufts University: Series 2001 I, 5.500% 02/15/36	2,000,000	2,111,660
Series 2002 J, 5.500% 08/15/16	1,500,000	1,692,705
University of Massachusetts, Series 2002 C, Insured: MBIA 5.250% 10/01/13	1,475,000	1,587,041
Wellesley College, Series 2003, 5.000% 07/01/15	610,000	650,406
Williams College, Series 2003 H, 5.000% 07/01/16	1,740,000	1,855,258
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: MBIA 5.500% 02/15/13	1,830,000	1,996,219
MA University of Massachusetts Building Authority
Series 2000 2, Insured: AMBAC 5.500% 11/01/09	1,455,000	1,518,831
Series 2004 1, Insured: AMBAC 5.250% 11/01/12	500,000	538,010
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de
Puerto Rico, Inc., Series 1998 A, Insured: MBIA 5.250% 10/01/12	2,000,000	2,103,240
Education Total		46,500,046

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Prep School – 0.8%
MA Development Finance Agency
Belmont Hill School, Series 1998, 5.000% 09/01/31	1,000,000	1,058,880
Deerfield Academy, Series 2003 A: 5.000% 10/01/12	345,000	367,356
5.000% 10/01/16	420,000	446,892
Milton Academy, Series 2003 A, 5.000% 09/01/19	500,000	535,280
Prep School Total		2,408,408
Education Total		48,908,454
Health Care – 7.6%
Continuing Care Retirement – 0.4%
MA Development Finance Agency
First Mortgage Orchard Cove, Series 2007: 5.000% 10/01/17 (a)	675,000	690,390
5.000% 10/01/18 (a)	515,000	524,615
Continuing Care Retirement Total		1,215,005
Health Services – 0.4%
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc., Series 2003 E, 5.000% 07/01/15	1,140,000	1,197,262
Health Services Total		1,197,262
Hospitals – 6.8%
MA Boston Special Obligation
Boston City Hospital, Series 2002 A, Insured: MBIA 5.000% 08/01/14	5,000,000	5,289,800
MA Health & Educational Facilities Authority
Baystate Medical Center, Series 2002 F, 5.750% 07/01/13	890,000	961,173
Boston Medical Center, Series 1998 A, Insured: MBIA 5.250% 07/01/15	2,500,000	2,558,500
Milford Regional Medical Center Issue, Series 2007 E, 5.000% 07/15/22	2,500,000	2,572,350

	Par ($)	Value ($)
Partners Healthcare Systems, Inc.: Series 1999 B, 5.250% 07/01/10	4,670,000	4,847,553
Series 2001 C, 5.750% 07/01/21	750,000	808,058
Series 2005 F, 5.000% 07/01/17	2,000,000	2,116,660
UMass Memorial Health Care, Inc., Series 1998 A, Insured: AMBAC 5.250% 07/01/14	2,000,000	2,061,220
Hospitals Total		21,215,314
Health Care Total		23,627,581
Other – 17.4%
Other – 0.3%
MA Development Finance Agency
Combined Jewish Philanthropies, Series 2002 A, 5.250% 02/01/22	1,000,000	1,066,780
Other Total		1,066,780
Pool/Bond Bank – 5.1%
MA Water Pollution Abatement Revenue
Series 1995 A, 5.400% 08/01/11	25,000	25,102
Series 1999 5, 5.750% 08/01/16	95,000	100,125
Series 2001 7: 5.250% 02/01/10	2,000,000	2,082,980
5.250% 02/01/13	750,000	794,827
Series 2002, 5.000% 08/01/11	1,000,000	1,052,560
Series 2004 A, 5.250% 08/01/15	3,000,000	3,311,760
Series 2005 11, 5.250% 08/01/19	4,465,000	5,028,885
Series 2006, Insured: FSA 5.250% 08/01/20	3,000,000	3,382,650
Pool/Bond Bank Total		15,778,889
Refunded/Escrowed (b) – 11.8%
MA Bay Transportation Authority
Series 2000 A, Pre-refunded 07/01/10: 5.750% 07/01/14	915,000	970,842
5.750% 07/01/18	915,000	970,842

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MA College Building Authority Project Revenue
Series 1999 A, Escrowed to Maturity, Insured: MBIA (c) 05/01/28	4,000,000	1,623,400
MA Consolidated Loan
Series 1999 B, Pre-refunded 05/01/09: 5.250% 05/01/12	1,000,000	1,039,140
5.250% 05/01/14	1,000,000	1,039,140
Series 2000 A, Pre-refunded 02/01/10, 5.800% 02/01/17	3,520,000	3,744,330
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/18	3,000,000	3,206,160
MA Development Finance Agency
Higher Education, Smith College, Series 2000, Pre-refunded 07/01/10, 5.750% 07/01/23	2,000,000	2,139,860
Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	600,000	655,896
MA Health & Educational Facilities Authority
University of Massachusetts, Series 2000 A, Pre-refunded 10/01/10, Insured: FGIC
5.875% 10/01/29	1,000,000	1,078,380
MA Holden
Municipal Purpose Loan, Series 2000, Pre-refunded 03/01/10, Insured: FGIC 5.750% 03/01/18	2,385,000	2,537,521
MA Port Authority
Series 1973, Escrowed to Maturity, 5.625% 07/01/12	390,000	408,837
MA Route 3 North Transit Improvement Assocation
Series 2000, Pre-refunded 06/15/10, Insured: MBIA: 5.375% 06/15/33	2,500,000	2,623,150
5.750% 06/15/18	1,000,000	1,060,230

	Par ($)	Value ($)
MA Sandwich
Series 2000, Pre-refunded 08/15/10, 5.750% 08/15/11	1,050,000	1,125,715
MA Special Obligation & Revenue
Consolidated Loan, Series 2002 A, Pre-refunded 06/01/12, Insured: FGIC 5.375% 06/01/19	1,125,000	1,209,982
MA Springfield
Municipal Purpose Loan: Series 1999, Pre-refunded 10/01/09 Insured: FSA 6.000% 10/01/16	1,000,000	1,062,840
Series 2003, Pre-refunded 01/15/13 Insured: MBIA 5.250% 01/15/15	1,500,000	1,616,970
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, 5.000% 01/01/13	250,000	260,333
MA University of Massachusetts Building Authority
Series 2003 1, Pre-refunded 11/01/13, Insured: AMBAC 5.250% 11/01/15	2,000,000	2,175,300
MA Water Pollution Abatement Revenue
Series 1993 A, Escrowed to Maturity, 5.450% 02/01/13	935,000	985,303
Series 1995 A, Escrowed to Maturity, 5.400% 08/01/11	225,000	240,001
Series 1999 5, Pre-refunded 08/01/09, 5.750% 08/01/16	1,905,000	2,007,775
Series 2001 7, Pre-refunded 08/01/11, 5.250% 02/01/13	250,000	264,803
MA Water Resources Authority
Series 1993 C, Escrowed to Maturity 6.000% 12/01/11	1,220,000	1,311,317

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2000 D, Escrowed to Maturity, Insured: MBIA 5.500% 08/01/10	1,000,000	1,054,940
Refunded/Escrowed Total		36,413,007
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children's Trust Fund
Tobacco Settlement Revenue, Series 2002, 5.000% 05/15/09	500,000	509,505
Tobacco Total		509,505
Other Total		53,768,181
Tax-Backed – 43.3%
Local General Obligations – 13.6%
MA Bellingham
Series 2001, Insured: AMBAC 5.250% 03/01/13	1,605,000	1,707,543
MA Boston
Metropolitan District, Series 2002 A, 5.250% 12/01/14	2,010,000	2,161,775
Series 2002 B, Insured: FGIC 5.000% 02/01/12	6,000,000	6,350,160
Series 2004 A, 5.000% 01/01/14	1,000,000	1,075,550
MA Brookline
Series 2000, 5.750% 04/01/14	1,905,000	2,026,463
MA Dudley Charlton Regional School District
Series 1999 A, Insured: FGIC 5.125% 06/15/14	2,305,000	2,508,970
MA Everett
Series 2000, Insured: MBIA 6.000% 12/15/11	2,015,000	2,212,954
MA Falmouth
Series 2002, 5.000% 02/01/11	1,450,000	1,520,586

	Par ($)	Value ($)
MA Groton-Dunstable Regional School District
Series 2001, Insured: FSA 5.000% 10/15/21	1,260,000	1,326,276
MA Hopedale
Series 2004, Insured: AMBAC 5.000% 11/15/17	1,000,000	1,089,060
MA Lawrence
Series 2006, Insured FSA 5.000% 02/01/18	1,500,000	1,624,980
MA Lowell
Series 2002, Insured: AMBAC: 5.000% 08/01/10	1,000,000	1,041,000
5.000% 02/01/13	1,215,000	1,293,404
MA Medford
Series 2001, Insured: MBIA 5.000% 02/15/10	1,775,000	1,838,918
MA Norwell
Series 2005, Insured: AMBAC 5.000% 02/15/16	540,000	586,888
MA Pioneer Valley Regional School District
Series 2002, Insured: AMBAC 5.000% 06/15/12	1,000,000	1,062,540
MA Pittsfield
Series 2002, Insured: MBIA 5.000% 04/15/11	1,000,000	1,050,070
MA Plymouth
Series 2000, Insured: MBIA 5.000% 10/15/18	1,725,000	1,811,198
MA Sandwich
Series 2005, Insured: MBIA 5.000% 07/15/18	1,575,000	1,711,710
MA Springfield
Series 2007, Insured: MBIA 4.500% 08/01/21	2,000,000	2,062,040

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MA Westborough
Series 2003, 5.000% 11/15/16	1,000,000	1,069,570
MA Westfield
Series 2003, Insured: MBIA 5.000% 09/01/18	500,000	533,190
MA Worcester
Series 2004 A, Insured: MBIA 5.250% 08/15/13	2,810,000	3,053,964
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	245,000	249,383
Series 1999 A, Insured: FSA 5.500% 08/01/09	1,000,000	1,039,600
Local General Obligations Total		42,007,792
Special Non-Property Tax – 10.8%
MA Bay Transportation Authority
Series 2000 A: 5.750% 07/01/14	85,000	90,031
5.750% 07/01/18	85,000	89,927
Series 2002 A, 5.000% 07/01/11	1,000,000	1,050,540
Series 2003 A: 5.250% 07/01/11	5,000,000	5,300,600
5.250% 07/01/17	1,000,000	1,111,940
5.250% 07/01/19	625,000	700,944
Series 2004 C: 5.250% 07/01/18	1,000,000	1,116,440
5.250% 07/01/21	2,735,000	3,086,065
Series 2005 B, Insured: MBIA 5.500% 07/01/23	2,890,000	3,372,167
Series 2006 A, 5.250% 07/01/22	3,500,000	3,963,820
MA Boston Special Obligation
Convention Center, Series 2002 A, Insured: AMBAC 5.000% 05/01/19	1,500,000	1,577,115

	Par ($)	Value ($)
MA School Building Authority Dedicated Sales Tax Revenue
Series 2007 A, Insured: AMBAC 5.000% 08/15/18	5,000,000	5,441,950
MA Special Obligation & Revenue
Consolidated Loan: Series 1997 A, 5.500% 06/01/13	1,000,000	1,095,540
Series 2002 A, Insured: FGIC 5.000% 06/01/10	1,500,000	1,558,545
Series 2004 A, Insured: FGIC 5.250% 01/01/19	750,000	835,950
Series 2005, Insured: FGIC 5.250% 01/01/21	2,810,000	3,154,843
Special Non-Property Tax Total		33,546,417
State Appropriated – 2.9%
MA Development Finance Agency
Visual & Performing Arts Project, Series 2000: 5.750% 08/01/13	1,030,000	1,132,361
6.000% 08/01/17	540,000	615,622
6.000% 08/01/21	1,200,000	1,397,436
MA Route 3 North Transit Improvement Association
Series 2000, Insured: MBIA: 5.750% 06/15/13	1,000,000	1,059,320
5.750% 06/15/14	2,000,000	2,118,640
5.750% 06/15/15	2,000,000	2,118,640
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, Insured: AMBAC 5.250% 08/01/30	500,000	531,225
State Appropriated Total		8,973,244
State General Obligations – 16.0%
MA State
Series 1997 A, Insured: AMBAC 5.750% 08/01/09	2,000,000	2,089,040
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	3,500,000	3,988,775

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003 D: 5.500% 10/01/17	5,000,000	5,672,550
Insured: AMBAC 5.500% 10/01/19	5,000,000	5,738,850
Insured: MBIA 5.500% 10/01/20	2,500,000	2,883,600
Series 2004 A, Insured: FSA 5.250% 08/01/20	5,000,000	5,632,250
Series 2004 B, 5.250% 08/01/20	3,000,000	3,369,480
Series 2004 C: Insured: AMBAC 5.500% 12/01/24	5,000,000	5,870,850
Insured: MBIA 5.500% 12/01/19	3,795,000	4,361,593
Series 2006 B, Insured: FSA 5.250% 09/01/22	4,000,000	4,534,320
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995, Insured: MBIA 6.000% 07/01/09	500,000	524,160
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J, Insured: AMBAC 5.000% 07/01/36	2,000,000	2,111,580
PR Commonwealth of Puerto Rico
Series 2004 A, 5.000% 07/01/30	1,900,000	1,977,919
Series 2006 A, 5.250% 07/01/22	850,000	915,952
State General Obligations Total		49,670,919
Tax-Backed Total		134,198,372
Transportation – 6.5%
Airports – 3.1%
MA Port Authority
Series 2003 A, Insured: MBIA 5.000% 07/01/16	3,000,000	3,198,720
Series 2005 C, Insured: AMBAC: 5.000% 07/01/15	1,500,000	1,623,135
5.000% 07/01/22	4,500,000	4,796,280
Airports Total		9,618,135

	Par ($)	Value ($)
Toll Facilities – 1.5%
MA Turnpike Authority
Metropolitan Highway Systems Revenue: Series 1997 A, Insured: MBIA 5.000% 01/01/37	2,000,000	2,029,300
Series 1999 A, Insured: AMBAC: 5.000% 01/01/39	1,500,000	1,532,205
5.125% 01/01/09	1,000,000	1,023,470
Toll Facilities Total		4,584,975
Transportation – 1.9%
MA Federal Highway Capital Appreciation
Series 1998 A, (c) 06/15/15	4,000,000	2,886,720
MA Federal Highway Grant Anticipation Notes
Series 2000 A, 5.750% 06/15/09	1,000,000	1,041,680
MA Woods Hole Martha's Vineyard & Nantucket Steamship Authority
Series 2004 B, 5.000% 03/01/18	1,900,000	2,037,199
Transportation Total		5,965,599
Transportation Total		20,168,709
Utilities – 7.6%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
Series 2001 A, Insured: MBIA 5.000% 07/01/11	2,500,000	2,619,450
Joint Power Authority Total		2,619,450
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12	1,000,000	1,107,750
Municipal Electric Total		1,107,750
Water & Sewer – 6.4%
MA Water Resource Authority
Series 1993 C, 6.000% 12/01/11	780,000	836,737
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,165,000	1,303,927

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 J, Insured: FSA: 5.250% 08/01/14	2,870,000	3,136,795
5.250% 08/01/15	3,000,000	3,300,600
5.250% 08/01/18	1,000,000	1,115,190
Series 2005 A, Insured: MBIA 5.250% 08/01/17	6,000,000	6,664,860
Series 2007 B, Insured: FSA 5.250% 08/01/23	3,000,000	3,410,010
Water & Sewer Total		19,768,119
Utilities Total		23,495,319
Total Municipal Bonds (Cost of $296,855,234)		304,166,616
Investment Company – 0.1%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	220,612	220,612
Total Investment Companies (Cost of $220,612)		220,612
Short-Term Obligations – 1.0%
	Par ($)
Variable Rate Demand Notes (d) – 1.0%
FL Orange County School Board
Series 2000 B, Insured: AMBAC, SPA: SunTrust Bank N.A. 4.000% 08/01/25	100,000	100,000
MA Health & Educational Facilities Authority
Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 4.080% 01/01/35	1,540,000	1,540,000
MA Water Resources Authority
Series 2002 D, LOC: Landesbank Baden-Wurttemberg 4.000% 08/01/17	800,000	800,000
MO Health & Educational Facilities Authority
SSM Health Care Corp., Series 2005 C-1, Insured: FSA, SPA: UBS AG 4.000% 06/01/19	100,000	100,000

	Par ($)	Value ($)
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 4.000% 06/01/23	300,000	300,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center, Series 2002, SPA: U.S. Bank N.A. 4.060% 06/01/18	200,000	200,000
Variable Rate Demand Notes Total		3,040,000
Total Short-Term Obligations (Cost of $3,040,000)		3,040,000
Total Investments – 99.3% (Cost of $300,115,846) (e)		307,427,228
Other Assets & Liabilities, Net – 0.7%		2,140,403
Net Assets – 100.0%		$309,567,631

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)  Zero coupon bond.

(d)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(e)  Cost for federal income tax purposes is $300,057,894.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	43.3
Other	17.4
Education	15.8
Utilities	7.6
Health Care	7.6
Transportation	6.5
98.2
Investment Company	0.1
Short- Term Obligations	1.0
Other Assets & Liabilities, Net	0.7
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 97.9%

	Par ($)	Value ($)
Education – 5.0%
Education – 5.0%
NJ Educational Facilities Authority
Drew University, Series 2003 A, Insured: FGIC 5.250% 07/01/20	1,000,000	1,126,950
Seton Hall University Project, Series 2001 A, Insured: AMBAC 5.250% 07/01/16	200,000	211,510
Stevens Institute of Technology: Series 1998 I, 5.000% 07/01/09	200,000	203,814
Series 2002 B, 5.000% 07/01/10	1,120,000	1,156,333
NJ Rutgers State University
Series 1997 U, 5.000% 05/01/14	500,000	510,810
Education Total		3,209,417
Education Total		3,209,417
Health Care – 6.2%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
Lutheran Social Ministries, Series 2005, 5.100% 06/01/27	500,000	507,755
Marcus L. Ward Home, Series 2004, 5.750% 11/01/24	400,000	430,220
Continuing Care Retirement Total		937,975
Hospitals – 4.7%
New Jersey Health Care Facilities Financing Authority
South Jersey Hospital, Series 2006, 5.000% 07/01/20	500,000	516,305
NJ Economic Development Authority
University of Medicine and Dentistry of New Jersey, Series 2000, Insured: AMBAC 5.500% 06/01/09	315,000	326,529
NJ Health Care Facilities Financing Authority
Children's Specialized Hospital, Series 2005 A, 5.000% 07/01/18	575,000	586,943

	Par ($)	Value ($)
Hackensack University Medical Center: Series 1998 A, Insured: MBIA 5.000% 01/01/18	500,000	508,245
Series 2000: 5.700% 01/01/11	500,000	525,005
5.875% 01/01/15	500,000	524,930
Hospitals Total		2,987,957
Health Care Total		3,925,932
Housing – 1.5%
Multi-Family – 1.5%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing: Series 2000 B, Insured: FSA 6.050% 11/01/17	250,000	261,615
Series 2000 E-2, Insured: FSA 5.750% 11/01/25	135,000	140,208
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal, Series 2004 A, 5.000% 08/15/18	500,000	524,870
Multi-Family Total		926,693
Housing Total		926,693
Other – 20.1%
Pool/Bond Bank – 2.1%
NJ Environmental Infrastructure Trust
Series 1998, Insured: FGIC 5.000% 04/01/12	500,000	515,385
NJ Monmouth County Improvement Authority
Series 1995, Insured: FSA 5.450% 07/15/13	305,000	311,124
Series 2000, Insured: AMBAC 5.000% 12/01/12	500,000	520,945
Pool/Bond Bank Total		1,347,454

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Refunded/Escrowed (a) – 17.2%
NJ Atlantic County Improvement Authority
Series 1985, Escrowed to Maturity, Insured: MBIA 7.375% 07/01/10	215,000	227,163
NJ Bayonne Municipal Utilities Authority
Series 1997, Escrowed to Maturity, Insured: MBIA 5.000% 01/01/12	500,000	509,110
NJ Cherry Hill Township
Series 1999, Pre-refunded 07/15/09, Insured: FGIC 5.250% 07/15/19	500,000	516,905
NJ Delaware River and Bay Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: AMBAC 5.400% 01/01/14	250,000	262,962
NJ Economic Development Authority
School Facilities Construction, Series 2001 A, Pre-refunded 06/15/11, Insured: AMBAC 5.250% 06/15/18	200,000	211,986
NJ Educational Facilities Authority
Princeton University, Series 1999 B, Pre-refunded 07/01/09, 5.125% 07/01/19	1,000,000	1,030,660
Rowan University, Series 2000 B, Pre-refunded 07/01/10, Insured: FGIC 5.250% 07/01/19	250,000	261,705
William Patterson University, Series 2000 A, Pre-refunded 07/01/10, Insured: FGIC 5.375% 07/01/21	500,000	525,260
NJ Environmental Infrastructure Trust
Series 2000 A, Pre-refunded 09/01/10, 5.250% 09/01/20	500,000	528,995

	Par ($)	Value ($)
NJ Essex County Improvement Authority
Lease Revenue, Series 2000, Pre-refunded 10/01/10, Insured: FGIC 5.250% 10/01/11	500,000	525,155
NJ Highway Authority
Garden State Parkway: Series 1989, Escrowed to Maturity, 6.000% 01/01/19	1,000,000	1,177,860
Series 1999, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/17	300,000	317,301
NJ Randolph Township School District
Series 1998, Pre-refunded 08/01/08, Insured: FGIC 5.000% 08/01/15	500,000	508,290
NJ State
Certificates of Participation, Series 1998 A, Escrowed to Maturity, Insured: AMBAC 5.000% 06/15/14	500,000	538,415
NJ Tobacco Settlement Financing Corp.
Series 2002, Pre-refunded 06/01/12, 5.375% 06/01/18	1,000,000	1,076,500
NJ Transportation Trust Fund Authority
Transportation Systems, Series 1999 A, Escrowed to Maturity, Insured: AMBAC 5.750% 06/15/15	1,000,000	1,135,240
NJ Trenton
Series 2000, Pre-refunded 03/01/09, Insured: FGIC 5.700% 03/01/19	250,000	261,393
NJ Turnpike Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: MBIA 5.750% 01/01/19	295,000	310,452

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Vernon Township Board of Education
Series 1999, Pre-refunded 12/01/09, Insured: FGIC 5.375% 12/01/19	300,000	312,726
NJ West Deptford Township
Series 2000, Pre-refunded 09/01/10, Insured: FGIC 5.500% 09/01/20	400,000	422,768
NJ West Orange Board of Education
Certificates of Participation, Series 1999, Pre-refunded 10/01/09, Insured: MBIA 5.625% 10/01/29	250,000	263,677
Refunded/Escrowed Total		10,924,523
Tobacco – 0.8%
NJ Tobacco Settlement Financing Corp.
Series 2007, 4.500% 06/01/23	500,000	493,225
Tobacco Total		493,225
Other Total		12,765,202
Other Revenue – 1.3%
Hotels – 1.3%
NJ Middlesex County Import Authority
Heldrich Associates, Series 2005 A, 5.000% 01/01/20	815,000	832,645
Hotels Total		832,645
Other Revenue Total		832,645
Tax-Backed – 50.1%
Local Appropriated – 5.4%
NJ Bergen County Improvement Authority
Series 2005, 5.000% 11/15/23	1,000,000	1,111,140
NJ Camden County Improvement Authority
Series 2006, Insured: AMBAC 4.000% 09/01/21	1,140,000	1,125,248

	Par ($)	Value ($)
NJ East Orange Board of Education
Certificates of Participation, Series 1998, Insured: FSA (b) 02/01/18	1,000,000	646,290
NJ Essex County Improvement Authority
Series 1996, Insured: AMBAC 5.000% 12/01/08	250,000	254,878
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: MBIA 5.500% 08/01/17	250,000	266,165
Local Appropriated Total		3,403,721
Local General Obligations – 24.5%
NJ Board of Education
Tom Rivers School District, Series 2007, Insured: MBIA 4.500% 01/15/20	500,000	518,295
NJ Cherry Hill Township
Series 1999 B, 5.250% 07/15/11	500,000	530,700
NJ Flemington Raritan Regional School District
Series 2000, Insured: FGIC 5.700% 02/01/15	400,000	453,152
NJ Freehold Regional High School District
Series 2001, Insured: FGIC 5.000% 03/01/20	1,205,000	1,337,791
NJ Greenwich Township Board of Education
Series 1998, Insured: FSA: 5.000% 01/15/13	500,000	504,405
5.000% 01/15/14	800,000	807,048
NJ Kearny
Series 1997, Insured: FGIC 5.250% 02/15/08	600,000	607,812
NJ Manalapan Englishtown Regional Board of Education
Series 2004, Insured: FGIC 5.750% 12/01/20	1,325,000	1,566,177

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Mercer County Improvement Authority
Series 1998 B, Insured: FGIC 5.000% 02/15/14	250,000	254,888
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: MBIA 5.000% 08/01/12	500,000	523,930
Series 1998, 5.000% 10/01/09	500,000	516,535
NJ North Brunswick Township Board of Education
Series 1997, Insured: FGIC 5.000% 05/15/12	1,000,000	1,010,480
NJ Ocean County Utilities Authority
Wastewater Revenue, Series 2001, 5.250% 01/01/18	1,000,000	1,061,010
NJ Parsippany-Troy Hills Township
Series 1997, Insured: MBIA 5.000% 12/01/15	500,000	513,380
NJ Passaic County
Series 2003, Insured: FSA 5.200% 09/01/16	1,500,000	1,671,540
NJ Summit
Series 2001, 5.250% 06/01/16	1,205,000	1,344,623
NJ Union County
General Improvement, Series 1999, 5.125% 02/01/16	250,000	260,580
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: FSA: 5.250% 01/01/26	1,330,000	1,520,589
5.250% 01/01/28	500,000	575,040
Local General Obligations Total		15,577,975

	Par ($)	Value ($)
Special Non-Property Tax – 5.4%
IL Dedicated Tax Capital Appreciation
Series 1990, Insured: AMBAC (b) 12/15/17	3,000,000	1,941,060
NJ Economic Development Authority
Series 2004 A, 5.500% 06/15/24	750,000	789,202
Series 2004, Insured: MBIA (b) 07/01/21	1,255,000	695,446
Special Non-Property Tax Total		3,425,708
State Appropriated – 12.7%
NJ Economic Development Authority
Series 2000, Insured: AMBAC 5.250% 06/15/08	250,000	254,330
Series 2001 C, Insured: AMBAC 5.500% 06/15/12	500,000	540,940
Series 2005 A, Insured: FSA 5.000% 03/01/19	2,000,000	2,142,120
NJ Educational Facilities Authority
Series 2001 A, 5.000% 03/01/15	1,855,000	1,936,898
NJ Sports & Exposition Authority
Series 2000 C, 5.000% 03/01/11	500,000	521,930
NJ Transportation Trust Fund Authority
Series 1999 A, 5.625% 06/15/12	400,000	432,736
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	1,000,000	1,119,370
Series 2005 B, Insured: AMBAC 5.250% 12/15/23	1,000,000	1,134,990
State Appropriated Total		8,083,314
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A, 5.000% 07/01/30 (c)	1,000,000	1,041,010

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 1998, Insured: MBIA 6.000% 07/01/16	250,000	291,810
State General Obligations Total		1,332,820
Tax-Backed Total		31,823,538
Transportation – 5.9%
Toll Facilities – 4.1%
NJ Burlington County Bridge Commission
Series 2002, 5.250% 08/15/18	1,130,000	1,201,676
NJ Turnpike Authority
Series 2004 B, Insured: AMBAC (d) 01/01/35 (5.150% 01/01/15)	500,000	360,810
PA Delaware River Joint Toll Bridge Commission
Series 2003, 5.250% 07/01/11	1,000,000	1,056,560
Toll Facilities Total		2,619,046
Transportation – 1.8%
NJ Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	1,000,000	1,113,790
Transportation Total		1,113,790
Transportation Total		3,732,836
Utilities – 7.8%
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 DD, Insured: FSA 5.250% 07/01/15	250,000	258,500
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	750,000	841,898
Municipal Electric Total		1,100,398

	Par ($)	Value ($)
Water & Sewer – 6.1%
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A, Insured: FSA 5.750% 01/01/16	1,000,000	1,143,620
NJ North Hudson Sewerage Authority
Sewer Revenue, Series 2006 A, Insured: MBIA 5.125% 08/01/17	600,000	663,624
NJ North Jersey District Water Supply Commission
Series 1997 A, Insured: MBIA 5.000% 11/15/10	500,000	508,295
NJ Rahway Valley Sewerage Authority
Series 2005 A, Insured: MBIA (b) 09/01/25	1,000,000	451,580
NJ Southeast Morris County Municipal Utilities Authority
Series 2001, Insured: MBIA 5.000% 01/01/10	1,055,000	1,090,585
Water & Sewer Total		3,857,704
Utilities Total		4,958,102
Total Municipal Bonds (Cost of $59,927,588)		62,174,365

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	962	962
Total Investment Company (Cost of $962)		962

Short-Term Obligations – 0.8%

Par ($)
Variable Rate Demand Notes (e) – 0.8%
PA Delaware County Industrial Development Authority
Exelon Generation Co. LLC, Series 1999, LOC: Wachovia Bank N.A. 3.990% 04/01/21	200,000	200,000

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Short-Term Obligations (continued)

	Par ($)	Value ($)
WA Housing Finance Commission
Golden Sands, Series 1999, LOC: U.S. Bank N.A. 3.960% 07/01/29	200,000	200,000
WY Uinta County
Chevron Corp. USA, Inc., Series 1993, 4.000% 08/15/20	100,000	100,000
Variable Rate Demand Notes Total		500,000
Total Short-Term Obligations (Cost of $500,000)		500,000
Total Investments – 98.7% (Cost of $60,428,550) (f)		62,675,327
Other Assets & Liabilities, Net – 1.3%		818,188
Net Assets – 100.0%		$63,493,515

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(f)  Cost for federal income tax purposes is $60,410,728.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	50.1
Other	20.1
Utilities	7.8
Health Care	6.2
Transportation	5.9
Education	5.0
Housing	1.5
Other Revenue	1.3
	97.9
Investment Company	0.0	*
Short-Term Obligations	0.8
Other Assets & Liabilities, Net	1.3
	100.0

*  Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 96.1%

	Par ($)	Value ($)
Education – 8.2%
Education – 7.5%
NY Dormitory Authority
Brooklyn Law School, Series 2003 A, Insured: RAD 5.250% 07/01/10	500,000	521,885
Fordham University, Series 2002, Insured: FGIC 5.000% 07/01/07	360,000	360,774
Mount Sinai School of Medicine, Series 1995 B, Insured: MBIA 5.700% 07/01/11	1,175,000	1,215,714
New York University: Series 1998 A, Insured: MBIA: 5.750% 07/01/20	2,000,000	2,355,480
6.000% 07/01/17	2,475,000	2,918,000
Series 2001 1, Insured: AMBAC 5.500% 07/01/15	1,205,000	1,347,648
Series 2001 2, Insured: AMBAC 5.500% 07/01/21	900,000	962,370
NY Dutchess County Industrial Development Agency
Bard College, Series 2007, 5.000% 08/01/20 (a)	375,000	394,012
NY Oneida County Industrial Development Agency
Hamilton College, Series 2007A, Insured: MBIA: (b) 07/01/18	500,000	314,780
(b) 07/01/20	1,000,000	577,040
Education Total		10,967,703
Prep School – 0.7%
NY New York City Industrial Development Agency
Trinity Episcopal School Corp., Series 1997, Insured: MBIA 5.250% 06/15/17	1,000,000	1,021,680
Prep School Total		1,021,680
Education Total		11,989,383

	Par ($)	Value ($)
Health Care – 8.8%
Hospitals – 7.5%
NY Dormitory Authority
Kaleida Health, Series 2006, Insured: FHA 4.600% 08/15/27	2,000,000	2,016,140
Long Island Jewish Medical Center, Series 2003, 5.000% 05/01/11	820,000	851,988
New York Methodist Hospital, Series 2004, 5.250% 07/01/24	1,000,000	1,055,490
North Shore Long Island Jewish Health, Series 2006 A, 5.000% 11/01/19	1,000,000	1,056,530
St. John's University, Series 2007 C, Insured: MBIA 5.250% 07/01/22	2,000,000	2,265,040
White Plains Hospital, Series 2004, Insured: FHA 4.625% 02/15/18	635,000	659,810
NY Monroe County Industrial Development Agency
Series 2005, 5.000% 08/01/22	700,000	717,549
NY New York City Health & Hospital Corp.
Series 2003 A, Insured: AMBAC 5.000% 02/15/11	2,000,000	2,089,640
NY Saratoga County Industrial Development Agency
Saratoga Hospital, Series 2004 A, 5.000% 12/01/13	250,000	260,810
Hospitals Total		10,972,997
Nursing Homes – 1.3%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Inc., Series 2007, 4.875% 01/01/13	500,000	500,410
NY Dormitory Authority
AIDS Long Term Health Care Facility, Series 2005, Insured: SONYMA 5.000% 11/01/12	500,000	518,340

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Gurwin Nursing Home, Series 2005 A, Insured: FHA 4.400% 02/15/20	920,000	936,357
Nursing Homes Total		1,955,107
Health Care Total		12,928,104
Housing – 1.0%
Multi-Family – 0.0%
NY Housing Finance Agency
Series 1992 A, Insured: FHA 6.950% 08/15/12	25,000	25,349
Multi-Family Total		25,349
Single-Family – 1.0%
NY Mortgage Agency
Series 2000 96, 5.200% 10/01/14	395,000	397,058
Series 2005 128, 4.350% 10/01/16	1,000,000	1,027,980
Single-Family Total		1,425,038
Housing Total		1,450,387
Other – 25.2%
Other – 0.8%
NY New York City Industrial Development Agency
United Jewish Appeal, Series 2004 A, 5.000% 07/01/27	625,000	657,619
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	500,000	532,775
Other Total		1,190,394
Refunded/Escrowed (c) – 23.7%
NY Dormitory Authority
City University Systems Consolidated 4th Generation, Series 2001 A, Pre-refunded 07/01/11, Insured: FGIC 5.500% 07/01/16	2,280,000	2,443,476
Columbia University, Series 2002 B, Pre-refunded 07/01/12, 5.375% 07/01/15	1,000,000	1,082,500

	Par ($)	Value ($)
Fordham University, Series 2002, Escrowed to Maturity, Insured: FGIC 5.000% 07/01/07	530,000	531,086
Memorial Sloan-Kettering Cancer Center, Series 2003, Escrowed to Maturity, Insured: MBIA (b) 07/01/25	3,750,000	1,737,262
University Dormitory Facilities: Series 2000 A, Pre-refunded 07/01/10, 6.000% 07/01/30	1,000,000	1,079,220
Series 2002, Pre-refunded 07/01/12, 5.375% 07/01/19	1,130,000	1,222,118
NY Environmental Facilities Corp.
New York City Municipal Water, Series 1994 A, Escrowed to Maturity, 5.750% 06/15/12	1,815,000	1,995,175
NY Long Island Power Authority
Electric Systems, Series 1998 A, Escrowed to Maturity, Insured: FSA 5.500% 12/01/13	2,000,000	2,212,340
Series 2003 C, Pre-refunded 09/01/13, 5.500% 09/01/21	1,000,000	1,102,570
NY Metropolitan Transportation Authority
Series 1996 A, Pre-refunded 10/01/10, Insured: MBIA 5.500% 04/01/16	1,000,000	1,059,590
Series 1998 A, Pre-refunded 10/01/15, Insured: FGIC 5.000% 04/01/23	2,000,000	2,176,740
Transportation Facilities, Series 1999 A, Pre-refunded 07/01/09, 6.000% 07/01/19	2,000,000	2,099,620

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 2000 C, Pre-refunded 05/01/10, 5.500% 11/01/29	3,000,000	3,184,290
NY Onondaga County
Series 1992, Economically Defeased to Maturity, 5.875% 02/15/10	285,000	301,824
NY Thruway Authority
Highway & Bridge Trust Fund, Series 2000 B-1: Escrowed to Maturity, Insured: FGIC 5.500% 04/01/10	1,535,000	1,613,792
Pre-refunded 04/01/10, Insured: FGIC 5.750% 04/01/16	2,000,000	2,134,380
Second General Highway & Bridge, Series 2003 A, Pre-refunded 04/01/13, Insured: MBIA 5.250% 04/01/17	1,750,000	1,895,862
NY Triborough Bridge & Tunnel Authority
Series 1991 X, Escrowed to Maturity, 6.625% 01/01/12	300,000	333,597
Series 1992 Y, Escrowed to Maturity: 5.500% 01/01/17	2,000,000	2,221,300
6.000% 01/01/12	750,000	801,675
Series 1999 B, Pre-refunded 01/01/22, 5.500% 01/01/30	2,000,000	2,326,980
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: MBIA (b) 09/01/20	2,210,000	1,271,236
Refunded/Escrowed Total		34,826,633
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
Children's Trust Fund, Series 2002, 5.000% 05/15/08	1,000,000	1,010,490
Tobacco Total		1,010,490
Other Total		37,027,517

	Par ($)	Value ($)
Other Revenue – 0.7%
Recreation – 0.7%
NY New York City Industrial Development Agency
YMCA of Greater New York, Series 2006, 5.000% 08/01/26	1,000,000	1,049,010
Recreation Total		1,049,010
Other Revenue Total		1,049,010
Resource Recovery – 1.1%
Disposal – 1.1%
NY Hempstead Town Industrial Development Authority
America Fuel Co., Series 2001, 5.000% 12/01/10	1,500,000	1,547,475
Disposal Total		1,547,475
Resource Recovery Total		1,547,475
Tax-Backed – 36.0%
Local Appropriated – 1.1%
NY Dormitory Authority
Court Facilities, Series 2003 A, 5.250% 05/15/11	1,500,000	1,581,495
Local Appropriated Total		1,581,495
Local General Obligations – 14.5%
NY Albany County
Series 2006, Insured: XLCA 4.125% 09/15/20	1,000,000	1,004,600
NY Monroe County Public Improvement
Series 1992, Insured: MBIA 6.100% 03/01/09	15,000	15,118
Series 1996, Insured: MBIA 6.000% 03/01/16	1,210,000	1,408,041
NY New York City
Series 1998 F, Insured: MBIA (b) 08/01/08	2,060,000	1,968,412
Series 1998 G, Insured: MBIA (b) 08/01/08	2,500,000	2,388,850

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2001 F, 5.000% 08/01/09	1,000,000	1,027,510
Series 2003 J, 5.500% 06/01/16	1,250,000	1,350,350
Series 2004 B, 5.250% 08/01/15	2,000,000	2,159,440
Series 2005 G, 5.250% 08/01/16	500,000	547,665
Series 2007 C, 4.250% 01/01/27	800,000	777,088
Series 2007 D, 5.000% 02/01/24	2,000,000	2,125,180
NY Onondaga County
Series 1992, 5.875% 02/15/10	215,000	227,984
NY Orange County
Series 2005 A, 5.000% 07/15/18	1,500,000	1,644,285
NY Orleans County
Series 1989, 6.500% 09/15/08	100,000	103,715
NY Red Hook Central School District
Series 2002, Insured: FSA 5.125% 06/15/17	890,000	942,074
NY Rensselaer County
Series 1998 A, Insured: AMBAC 5.250% 06/01/11	545,000	577,804
NY Sachem Central School District of Holbrook
Series 2006, Insured: FGIC 4.250% 10/15/24	1,000,000	1,000,760
NY Somers Central School District
Series 2006, Insured: MBIA: 4.000% 12/01/21	500,000	494,535
4.000% 12/01/22	500,000	491,440
NY Three Village Central School District
Series 2005, Insured: FGIC 5.000% 06/01/18	1,000,000	1,097,260
Local General Obligations Total		21,352,111

	Par ($)	Value ($)
Special Non-Property Tax – 7.8%
NY Dormitory Authority
Series 2005 B, Insured: AMBAC 5.500% 03/15/26	1,000,000	1,181,230
NY Environmental Facilities Corp.
Series 2004 A, Insured: FGIC 5.000% 12/15/24	2,000,000	2,119,440
NY Local Government Assistance Corp.
Series 1993 E, 6.000% 04/01/14	3,540,000	3,937,896
Series 2003 A-2, 5.000% 04/01/09	1,000,000	1,024,960
NY Metropolitan Transportation Authority
Series 2004 A, Insured: FGIC 5.250% 11/15/18	800,000	897,216
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2006 BB, Insured: FSA 5.250% 07/01/22	2,000,000	2,262,620
Special Non-Property Tax Total		11,423,362
Special Property Tax – 0.5%
NY New York City Industrial Development Agency
Series 2006, Insured: AMBAC 5.000% 01/01/23	625,000	670,531
Special Property Tax Total		670,531
State Appropriated – 11.4%
NY Dormitory Authority
4201 Schools Program, Series 2000, 6.250% 07/01/20	1,685,000	1,823,608
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26 (d)	1,500,000	1,599,615
Consolidated 2nd Generation, Series 2000 A, Insured: AMBAC 6.125% 07/01/13	2,000,000	2,160,860
Consolidated 3rd Generation, Series 2003 1, 5.250% 07/01/11	1,000,000	1,056,950

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1993 A, 5.250% 05/15/15	2,000,000	2,150,740
Series 2005 A, Insured: FGIC 5.500% 05/15/21	1,000,000	1,156,440
State University, Series 2000 C, Insured: FSA 5.750% 05/15/17	1,250,000	1,441,275
NY Housing Finance Agency
Series 2003 K, 5.000% 03/15/10	1,485,000	1,533,441
NY Urban Development Corp.
Series 2002 A, 5.000% 01/01/17	2,000,000	2,081,380
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.750% 08/01/27 (d)	1,675,000	1,790,709
State Appropriated Total		16,795,018
State General Obligations – 0.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A, 5.000% 07/01/30 (d)	1,000,000	1,041,010
State General Obligations Total		1,041,010
Tax-Backed Total		52,863,527
Transportation – 9.0%
Ports – 1.0%
NY Port Authority of New York & New Jersey
Series 2004, Insured: XLCA 5.000% 09/15/28	1,500,000	1,584,060
Ports Total		1,584,060
Toll Facilities – 4.3%
NY Thruway Authority
Local Highway & Bridge, Series 2002, 5.250% 04/01/09	1,500,000	1,542,930
Second General Highway & Bridge Trust Fund, Series 2005 A, Insured: MBIA 5.000% 04/01/22	500,000	534,245

	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2002 B, 5.000% 11/15/09	2,000,000	2,063,960
Series 2006 A, 5.000% 11/15/19	2,000,000	2,155,840
Toll Facilities Total		6,296,975
Transportation – 3.7%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/24	750,000	858,142
Series 2005 C, 5.000% 11/15/16	750,000	812,273
Series 2006 B, 5.000% 11/15/16	1,500,000	1,624,545
NY Thruway Authority
Local Highway & Bridge, Series 2001, 5.250% 04/01/11	2,000,000	2,112,080
Transportation Total		5,407,040
Transportation Total		13,288,075
Utilities – 6.1%
Municipal Electric – 3.5%
NY Long Island Power Authority
Series 2003 A, 5.000% 06/01/09	2,000,000	2,049,660
Series 2006 F, Insured: MBIA 4.000% 05/01/21	1,500,000	1,468,485
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12	1,000,000	1,107,750
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	500,000	561,265
Municipal Electric Total		5,187,160
Water & Sewer – 2.6%
NY Environmental Facilities Corp.
New York City Municipal Water, Series 1994 2, 5.750% 06/15/12	185,000	202,649

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY New York City Municipal Water Finance Authority
Water & Sewer Systems, Series 1997 C, Insured: FGIC 5.000% 06/15/21	1,725,000	1,745,027
NY Western Nassau County Water Authority
Series 2005, Insured: AMBAC 5.000% 05/01/22	1,765,000	1,886,415
Water & Sewer Total		3,834,091
Utilities Total		9,021,251
Total Municipal Bonds (Cost of $136,374,723)		141,164,729

Investment Company – 0.1%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	103,620	103,620
Total Investment Company (Cost of $103,620)		103,620

Short-Term Obligations – 3.0%

	Par ($)
Variable Rate Demand Notes – 3.0% (e)
NY Jay Street Development Corp.
Series 2003 A-4, LOC: Depfa Bank PLC 4.000% 05/01/22	1,100,000	1,100,000
Series 2005 A, LOC: Depfa Bank PLC 4.000% 05/01/22	15,000	15,000
NY New York City Municipal Water Finance Authority
Series 1993 C, Insured: FGIC 3.930% 06/15/23	400,000	400,000
Series 1994 G, Insured: FGIC 4.000% 06/15/24	900,000	900,000
Series 1995 A, SPA: Depfa Bank PLC 3.950% 06/15/25	400,000	400,000

	Par ($)	Value ($)
NY New York City
Series 2004 -h4, LOC: Bank of New York 4.000% 03/01/34	1,700,000	1,700,000
Variable Rate Demand Notes Total		4,515,000
Total Short-Term Obligations (Cost of $4,515,000)		4,515,000
Total Investments – 99.2% (Cost of $140,993,343)(f)		145,783,349
Other Assets & Liabilities, Net – 0.8%		1,149,866
Net Assets – 100.0%		$146,933,215

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  Zero coupon bond.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2007.

(e)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(f)  Cost for federal income tax purposes is $140,917,369.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.0
Other	25.2
Transportation	9.0
Health Care	8.8
Education	8.2
Utilities	6.1
Resource Recovery	1.1
Housing	1.0
Other Revenue	0.7
96.1
Investment Company	0.1
Short-Term Obligations	3.0
Other Assets & Liabilities, Net	0.8
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds – 97.7%

	Par ($)	Value ($)
Education – 16.1%
Education – 15.2%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: MBIA: 5.250% 10/01/12	360,000	378,583
5.375% 10/01/13	1,550,000	1,636,196
5.500% 10/01/14	350,000	370,857
RI Health & Educational Building Corp.
Higher Education Facility: Brown University, Series 2004 D, Insured: XLCA 5.500% 08/15/16	1,340,000	1,472,888
Johnson & Wales, Series 1999, Insured: MBIA: 5.500% 04/01/15	1,000,000	1,113,480
5.500% 04/01/17	1,000,000	1,125,110
5.500% 04/01/18	1,420,000	1,606,900
Series 2003, Insured: XLCA 5.250% 04/01/16	1,485,000	1,587,183
New England Institute, Series 2007, Insured: AMBAC 4.500% 03/01/26	500,000	503,135
Providence College, Series 2003 A, Insured: XLCA 5.000% 11/01/24	2,500,000	2,607,000
Roger Williams, Series 1998, Insured: AMBAC 5.125% 11/15/14	1,000,000	1,039,590
Series 2003 A, Insured: AMBAC 5.000% 09/15/13	1,040,000	1,108,806
Series 2004 A, Insured: AMBAC 5.250% 09/15/20	1,020,000	1,105,435
Series 2004 D, Insured: XLCA 5.500% 08/15/17	1,345,000	1,475,707

	Par ($)	Value ($)
University of Rhode Island, Series 1999, Insured: FSA 5.000% 11/01/19	750,000	778,305
Education Total		17,909,175
Prep School – 0.9%
RI Health & Educational Building Corp.
Educational Institution Revenue, Times2 Academy, Series 2004, LOC: Citizens Bank 5.000% 12/15/24	1,000,000	1,038,460
Prep School Total		1,038,460
Education Total		18,947,635
Health Care – 2.0%
Hospitals – 2.0%
RI Health & Educational Building Corp.
Hospital Foundation, Lifespan Obligated Group: Series 2002 A, Insured: FSA 5.000% 05/15/26	2,000,000	2,110,060
Series 2002, 6.375% 08/15/21	205,000	224,926
Hospitals Total		2,334,986
Health Care Total		2,334,986
Housing – 0.4%
Multi-Family – 0.4%
RI Housing & Mortgage Finance Corp.
Multi-Family Housing: Series 1995 A, Insured: AMBAC 6.150% 07/01/17	230,000	230,653
Series 1997 A, Insured: AMBAC 5.600% 07/01/10	215,000	219,687
RI Providence Housing Development Corp.
Mortgage Revenue, Section 8, Barbara Jordan Apartments, Series 1994 A, Insured: MBIA 6.500% 07/01/09	80,000	80,802
Multi-Family Total		531,142
Housing Total		531,142

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 29.1%
Pool/Bond Bank – 2.2%
RI Clean Water Finance Agency
Revolving Fund Pooled Loan, Series 2006 A, 4.500% 10/01/22	1,000,000	1,022,330
RI Clean Water Protection Finance Agency
Water Pollution Control Revenue, Revolving Fund, Pooled Loan Association: Series 1999 A, Insured: AMBAC 5.250% 10/01/16	500,000	517,410
Series 2004 A, 4.750% 10/01/23	1,000,000	1,039,240
Pool/Bond Bank Total		2,578,980
Refunded/Escrowed(a) – 25.6%
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Pre-refunded 07/01/07, Insured: FSA 5.500% 07/01/17	240,000	244,294
RI Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility, Series 1998 A, Pre-refunded 01/15/08, Insured: RAD 5.375% 01/15/18	1,000,000	1,031,480
RI Consolidated Capital Development Loan
Series 1998 A, Pre-refunded 09/01/09, Insured: FGIC 5.200% 09/01/11	1,250,000	1,303,862
Series 1999 A, Pre-refunded 09/01/09, Insured: FGIC 5.500% 09/01/15	3,240,000	3,401,158
RI Depositors Economic Protection Corp.
Special Obligation: Series 1992 A, Escrowed to Maturity, Insured: FSA 6.500% 08/01/07	500,000	503,395
Series 1993 A, Escrowed to Maturity, Insured: FSA: 5.750% 08/01/14	1,000,000	1,112,800

	Par ($)	Value ($)
5.750% 08/01/21	2,165,000	2,576,025
Insured: MBIA 5.875% 08/01/11	2,500,000	2,712,000
Pre-refunded 08/01/13, Insured: FSA 5.750% 08/01/14	2,105,000	2,369,788
Series 1993 B: Escrowed to Maturity, Insured: MBIA 5.800% 08/01/12	1,000,000	1,099,350
Pre-refunded 02/01/11, Insured: MBIA 5.250% 08/01/21	250,000	263,447
RI Health & Educational Building Corp.
Higher Education Facility, University of Rhode Island, Series 2000 B, Pre-refunded 09/15/10, Insured: AMBAC: 5.500% 09/15/20	2,000,000	2,130,820
5.700% 09/15/30	2,250,000	2,411,325
Hospital Financing Lifespan, Series 2002, Pre-refunded 08/15/12, 6.375% 08/15/21	1,295,000	1,457,367
RI North Kingstown
Pre-refunded 10/01/09, Insured: FGIC: 5.600% 10/01/16	995,000	1,048,153
5.750% 10/01/19	500,000	528,430
RI North Providence School Improvement
Series 1996 A, Pre-refunded 07/01/07, Insured: MBIA: 6.000% 07/01/12	1,100,000	1,125,927
6.050% 07/01/13	500,000	511,830
RI Providence Plantations
Consolidated Capital Development Loan, Series 2001C, Economically Defeased to Maturity, 5.000% 09/01/11	3,000,000	3,149,850
RI South Kingstown
Series 2000, Pre-refunded 06/15/10, Insured: FGIC 6.250% 06/15/19	500,000	542,660

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI Milwaukee County
Series 2000 A, Pre-refunded 09/01/09, Insured: FSA 5.700% 09/01/15	500,000	522,500
Refunded/Escrowed Total		30,046,461
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset Backed, Series 2002 A, 6.000% 06/01/23	1,500,000	1,597,845
Tobacco Total		1,597,845
Other Total		34,223,286
Tax-Backed – 37.2%
Local Appropriated – 8.0%
RI Health & Educational Building Corp.
Series 2006 A, Insured: FSA 5.000% 05/15/23	2,000,000	2,127,040
RI Providence Public Building Authority
School & Public Facilities Project: Series 1996 A, Insured: FSA 5.400% 12/15/11	500,000	510,630
Series 1998 A, Insured: FSA 5.250% 12/15/14	1,500,000	1,563,810
Series 1999 A, Insured: AMBAC: 5.125% 12/15/14	500,000	526,340
5.375% 12/15/11	2,035,000	2,154,821
RI Smithfield
Lease Participation Certificates,
Wastewater Treatment Facility Loan, Series 2003 A, Insured: MBIA 5.000% 11/15/10	770,000	802,148
5.000% 11/15/11	810,000	851,909
5.000% 11/15/12	855,000	906,702
Local Appropriated Total		9,443,400
Local General Obligations – 15.7%
AK North Slope Borough
Capital Appreciation, Series 2000 B, Insured: MBIA (b) 06/30/09	2,000,000	1,842,560

	Par ($)	Value ($)
IL Will County
Community Unit School District,
Number 365 U Valley View, Series 1999 B, Insured: FSA (b) 11/01/10	2,000,000	1,748,120
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	75,000	76,342
RI City of Cranston
Series 2005, Insured: AMBAC 5.000% 07/15/15	2,280,000	2,459,413
RI Coventry
Series 2002, Insured: AMBAC: 5.000% 06/15/21	750,000	793,747
5.000% 06/15/22	750,000	793,747
RI Exeter West Greenwich Regional School District
Series 1997, Insured: MBIA 5.400% 11/15/10	1,000,000	1,018,710
RI Johnston
Series 2004, Insured: XLCA 5.250% 06/01/19	525,000	558,663
Series 2005, Insured: FSA: 4.750% 06/01/21	390,000	408,654
4.750% 06/01/22	405,000	423,233
4.750% 06/01/23	425,000	442,944
4.750% 06/01/24	445,000	462,858
4.750% 06/01/25	460,000	477,498
Various Purpose, Series 2004, Insured: XLCA 5.250% 06/01/20	555,000	592,129
RI Providence
Series 1997, Insured: FSA 5.450% 01/15/10	500,000	505,670
Series 2001 C, Insured: FGIC 5.500% 01/15/13	1,890,000	2,057,416

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
RI Warwick
Series 1998 A, Insured: FGIC: 5.000% 03/01/15	1,180,000	1,215,046
5.000% 03/01/16	1,205,000	1,241,295
RI Woonsocket
Series 2005, Insured: AMBAC 4.250% 03/01/25	550,000	543,065
WA Seattle
Series 1998 E, Insured: FSA (b) 12/15/12	1,000,000	802,060
Local General Obligations Total		18,463,170
Special Non-Property Tax – 3.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2006 BB, Insured: FSA 5.250% 07/01/22	1,000,000	1,131,310
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: FGIC (b) 07/01/32	3,000,000	995,040
Series 2005 C, Insured: AMBAC 5.500% 07/01/23	1,000,000	1,162,960
RI Convention Center Authority Revenue
Series 2005 A, Insured: FSA 5.000% 05/15/23	1,005,000	1,064,295
Special Non-Property Tax Total		4,353,605
State Appropriated – 2.5%
RI & Providence Plantations
Certificates of Participation,
Central Power Plants Project, Series 2000 C, Insured: MBIA 5.375% 10/01/20	1,000,000	1,050,030
RI Economic Development Corp.
Economic Development Revenue,
East Greenwich Free Library Association, Series 2004: 4.500% 06/15/09	180,000	181,474

	Par ($)	Value ($)
4.500% 06/15/14	245,000	248,420
5.750% 06/15/24	415,000	430,119
RI Providence Public Building Authority
State Public Project, Series 1998 A, Insured: AMBAC 5.250% 02/01/10	1,000,000	1,020,920
State Appropriated Total		2,930,963
State General Obligations – 7.3%
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: MBIA: (b) 07/01/14	3,500,000	2,657,130
6.000% 07/01/16	250,000	291,810
Series 2006 A, 5.250% 07/01/23	250,000	269,200
RI & Providence Plantations
Series 2005 A, Insured: FSA 5.000% 08/01/17	2,000,000	2,172,080
Series 2006 A, Insured: FSA 4.500% 08/01/20	2,000,000	2,057,860
Series 2006 C, Isured: MBIA 5.000% 11/15/18	1,000,000	1,084,520
State General Obligations Total		8,532,600
Tax-Backed Total		43,723,738
Transportation – 4.5%
Airports – 2.5%
RI Economic Development Corp. Airport
Series 1998 B, Insured: FSA: 5.000% 07/01/15	1,620,000	1,658,767
5.000% 07/01/18	500,000	511,730
5.000% 07/01/23	685,000	699,645
Airports Total		2,870,142

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Transportation – 2.0%
RI Economic Development Corp.
Grant Anticipation Note,
Rhode Island Department Transportation, Series 2003 A, Insured: FSA 5.000% 06/15/14	2,225,000	2,373,341
Transportation Total		2,373,341
Transportation Total		5,243,483
Utilities – 8.4%
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 EE, Insured: MBIA 5.250% 07/01/15	500,000	516,355
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	750,000	841,897
Municipal Electric Total		1,358,252
Water & Sewer – 7.2%
RI Bristol County Water Authority Revenue
Series 1997 A, Insured: MBIA 5.000% 07/01/16	500,000	505,960
RI Clean Water Protection Finance Agency
Safe Drinking Water Revolving, Series 2004 A, Insured: MBIA 5.000% 10/01/18	1,000,000	1,068,920
RI Kent County Water Authority
Series 2002 A, Insured: MBIA: 5.000% 07/15/15	750,000	792,307
5.000% 07/15/16	1,265,000	1,336,359
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A, Insured: MBIA 5.000% 08/01/26	2,500,000	2,643,475

	Par ($)	Value ($)
RI Narragansett Bay Commission
Series 2007 A, 5.000% 02/01/32	2,000,000	2,128,480
Water & Sewer Total		8,475,501
Utilities Total		9,833,753
Total Municipal Bonds (Cost of $111,006,573)		114,838,023

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	3,116	3,116
Total Investment Company (Cost of $3,116)		3,116

Short-Term Obligations – 0.9%

	Par ($)
Variable Rate Demand Notes (c) – 0.9%
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 4.000% 06/01/23	500,000	500,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center, Series 2002, SPA: U.S. Bank N.A. 4.030% 06/01/18	400,000	400,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd., Series 2000 A, SPA: Dexia Credit Local 4.030% 12/01/15	200,000	200,000
Variable Rate Demand Notes Total		1,100,000
Total Short-Term Obligations (Cost of $1,100,000)		1,100,000
Total Investments – 98.6% (Cost of $112,109,689)(d)		115,941,139
Other Assets & Liabilities, Net – 1.4%		1,601,045
Net Assets – 100.0%		$117,542,184

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund
April 30, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2007.

(d)  Cost for federal income tax purposes is $112,058,597.

At April 30, 2007, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	37.2
Other	29.1
Education	16.1
Utilities	8.4
Transportation	4.5
Health Care	2.0
Housing	0.4
	97.7
Investment Company	0.0	*
Short-Term Obligations	0.9
Other Assets & Liabilities, Net	1.4
	100.0

*  Represents less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

SPA	Stand-By Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

This page intentionally left blank.

Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
April 30, 2007 (Unaudited)

	($)	($)	($)	($)	($)	($)
	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Assets
Investments, at cost	166,699,590	2,330,563,350	300,115,846	60,428,550	140,993,343	112,109,689
Investments, at value	171,422,812	2,394,534,816	307,427,228	62,675,327	145,783,349	115,941,139
Cash	96,648	26,000	79,318	64,403	36,335	58,045
Receivable for:
Investments sold	—	—	1,305,269	—	—	—
Fund shares sold	85,637	3,293,297	356,968	119,929	123,901	629,740
Interest	2,195,412	34,866,418	4,083,157	865,355	2,005,488	1,434,552
Deferred Trustees' compensation plan	18,410	80,819	27,141	10,877	14,546	14,779
Other assets	—	—	—	—	—	2,781
Total Assets	173,818,919	2,432,801,350	313,279,081	63,735,891	147,963,619	118,081,036
Liabilities
Expense reimbursement due to Investment Advisor	—	37,668	—	—	—	—
Payable for:
Investments purchased	—	12,240,295	1,069,067	—	—	—
Investments purchased on a delayed delivery basis	—	—	1,212,052	—	390,825	—
Fund shares repurchased	728,128	1,497,815	397,577	1,125	124,842	100,134
Distributions	416,279	7,245,927	759,084	152,900	351,223	320,811
Investment advisory fee	68,326	814,936	121,927	25,073	57,394	46,203
Administration fee	9,537	132,686	17,019	3,500	8,011	6,449
Transfer agent fee	13,681	140,891	6,581	7,854	15,003	10,468
Pricing and bookkeeping fees	11,901	43,794	13,976	9,767	10,223	9,342
Trustees' fees	1,392	354,433	2,263	1,599	553	767
Audit fees	12,960	14,719	11,974	11,140	11,263	11,140
Distribution and service fees	10,368	29,203	11,830	4,015	5,610	1,184
Custody fee	5,647	23,876	1,624	529	1,181	746
Registration fee	13,467	77,185	27,101	10,545	22,528	16,288
Chief compliance officer expenses	605	1,250	756	480	573	541
Deferred Trustees' fees	18,410	80,819	27,141	10,877	14,546	14,779
Other liabilities	24,855	245,507	31,478	2,972	16,629	—
Total Liabilities	1,335,556	22,981,004	3,711,450	242,376	1,030,404	538,852
Net Assets	172,483,363	2,409,820,346	309,567,631	63,493,515	146,933,215	117,542,184
Net Assets Consist of
Paid-in capital	167,957,246	2,340,764,036	301,726,931	61,261,614	142,113,444	113,718,396
Undistributed net investment income	109,969	1,814,405	99,217	27,499	91,911	52,053
Accumulated realized gain (loss)	(307,074)	3,270,439	430,101	(42,375)	(62,146)	(59,715)
Net unrealized appreciation on investments	4,723,222	63,971,466	7,311,382	2,246,777	4,790,006	3,831,450
Net Assets	172,483,363	2,409,820,346	309,567,631	63,493,515	146,933,215	117,542,184

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Columbia Tax-Exempt Bond Funds
April 30, 2007 (Unaudited)

	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Class A
Net assets	$7,192,392	$96,257,083	$6,919,595	$1,544,321	$2,224,046	$1,128,552
Shares outstanding	672,796	9,339,677	664,462	151,798	191,592	101,560
Net asset value per share (a)	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11
Maximum sales charge	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$11.05	$10.66	$10.76	$10.51	$12.00	$11.48
Class B
Net assets	$3,336,687	$10,093,586	$1,832,152	$1,475,054	$2,555,340	$327,509
Shares outstanding	312,125	979,357	175,939	144,996	220,133	29,474
Net asset value and offering price per share (a)	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11
Class C
Net assets	$5,152,660	$10,875,063	$5,040,880	$3,071,005	$1,919,085	$864,942
Shares outstanding	481,989	1,055,191	484,056	301,876	165,321	77,840
Net asset value and offering price per share (a)	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11
Class G
Net assets	$220,039	$304,397	$742,204	$136,189	$56,227	$239,255
Shares outstanding	20,582	29,535	71,279	13,387	4,844	21,531
Net asset value and offering price per share (a)	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11
Class T
Net assets	$20,940,873	$13,837,103	$43,569,811	$5,356,027	$14,095,469	$11,002,089
Shares outstanding	1,958,869	1,342,588	4,183,827	526,492	1,214,288	990,113
Net asset value per share (a)	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11
Maximum sales charge	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Maximum offering price per share (b)	$11.22	$10.82	$10.93	$10.68	$12.19	$11.66
Class Z
Net assets	$135,640,712	$2,278,453,114	$251,462,989	$51,910,919	$126,083,048	$103,979,837
Shares outstanding	12,688,173	221,074,165	24,146,971	5,102,842	10,861,546	9,357,490
Net asset value, offering and redemption price per share	$10.69	$10.31	$10.41	$10.17	$11.61	$11.11

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Tax-Exempt Bond Funds
For the Six Months Ended April 30, 2007 (Unaudited)

	($)	($)	($)	($)	($)	($)
	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Investment Income
Interest	3,844,087	53,400,810	6,577,540	1,432,760	3,131,353	2,681,940
Dividends	4,305	44,747	7,719	76	1,577	53
Total income	3,848,392	53,445,557	6,585,259	1,432,836	3,132,930	2,681,993
Expenses
Investment advisory fee	418,727	4,972,903	735,484	151,695	343,245	280,300
Administration fee	58,447	810,702	102,661	21,174	47,911	39,125
Distribution fee:
Class B	14,033	37,602	7,799	5,503	10,376	1,457
Class C	21,674	36,279	17,962	12,754	8,441	3,959
Class G	712	1,193	2,434	451	181	769
Service fee:
Class A	9,198	98,697	9,372	2,393	2,650	1,273
Class B	4,678	11,570	2,606	1,835	3,458	485
Class C	7,225	11,163	5,987	4,257	2,814	1,322
Class G	165	275	562	104	42	178
Shareholder Service Fee - Class T	16,356	10,748	33,461	3,998	10,698	—
Transfer agent fee	81,446	86,723	131,665	31,076	71,331	59,350
Pricing and bookkeeping fees	48,828	136,792	61,538	38,074	44,491	43,141
Trustees' fees	9,788	74,360	13,079	7,873	8,402	8,154
Custody fee	8,108	43,531	5,504	2,388	3,832	3,085
Audit fee	19,115	20,819	19,697	17,245	17,363	17,245
Registration fees	38,644	75,428	50,602	34,677	44,770	35,991
Chief compliance officer expenses	3,616	7,500	4,507	2,857	3,399	3,222
Other expenses	43,581	352,529	38,654	17,751	23,851	17,687
Total Expenses	804,341	6,788,814	1,243,574	356,105	647,255	516,743
Fees waived by Distributor - Class C	(10,114)	(25,116)	(8,382)	(5,960)	(3,939)	(1,851)
Fees and expenses waived or reimbursed by Investment Advisor	—	(526,067)	—	—	—	—
Custody earnings credit	(1,083)	(5,203)	(983)	(1,146)	(1,178)	(1,095)
Net Expenses	793,144	6,232,428	1,234,209	348,999	642,138	513,797
Net Investment Income	3,055,248	47,213,129	5,351,050	1,083,837	2,490,792	2,168,196
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	97,391	5,990,391	588,884	29,361	14,442	85,999
Futures contracts	3,647	(934,217)	(117,556)	1,303	2,931	—
Net realized gain	101,038	5,056,174	471,328	30,664	17,373	85,999
Net change in unrealized appreciation (depreciation) on:
Investments	(1,382,187)	(24,116,720)	(2,613,972)	(403,263)	(953,809)	(966,155)
Futures contracts	53,558	14,798	1,869	19,128	43,037	—
Net change in unrealized depreciation	(1,328,629)	(24,101,922)	(2,612,103)	(384,135)	(910,772)	(966,155)
Net Loss	(1,227,591)	(19,045,748)	(2,140,775)	(353,471)	(893,399)	(880,156)
Net Increase Resulting from Operations	1,827,657	28,167,381	3,210,275	730,366	1,597,393	1,288,040

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Bond Funds

Increase (Decrease) in Net Assets	Connecticut Intermediate Municipal Bond Fund		Intermediate Municipal Bond Fund		Massachusetts Intermediate Municipal Bond Fund		New Jersey Intermediate Municipal Bond Fund		New York Intermediate Municipal Bond Fund		Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)	(Unaudited) Six Months Ended April 30, 2007 ($)	Year Ended October 31, 2006 ($)
Operations
Net investment income	3,055,248	6,431,438	47,213,129	84,274,128	5,351,050	11,287,979	1,083,837	2,370,408	2,490,792	4,775,395	2,168,196	4,496,029
Net realized gain on investments and futures contracts	101,038	99,279	5,056,174	771,503	471,328	380,728	30,664	229,993	17,373	49,893	85,999	92,705
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,328,629)	1,143,061	(24,101,922)	19,368,655	(2,612,103)	2,163,018	(384,135)	400,353	(910,772)	958,137	(966,155)	216,138
Net increase resulting from operations	1,827,657	7,673,778	28,167,381	104,414,286	3,210,275	13,831,725	730,366	3,000,754	1,597,393	5,783,425	1,288,040	4,804,872
Distributions Declared to Shareholders
From net investment income:
Class A	(122,375)	(318,649)	(1,834,526)	(2,529,737)	(122,955)	(262,341)	(31,229)	(76,923)	(34,631)	(85,227)	(17,596)	(40,587)
Class B	(48,241)	(122,044)	(177,439)	(222,356)	(26,376)	(74,108)	(18,407)	(43,579)	(34,822)	(85,360)	(5,398)	(20,218)
Class C	(84,490)	(217,515)	(196,504)	(293,702)	(69,000)	(178,926)	(48,678)	(128,595)	(32,238)	(91,470)	(16,264)	(45,441)
Class G	(3,052)	(7,123)	(5,750)	(13,907)	(10,243)	(23,919)	(1,878)	(4,318)	(757)	(1,820)	(3,452)	(7,402)
Class T	(373,432)	(828,626)	(269,834)	(605,151)	(755,510)	(1,729,819)	(89,417)	(201,651)	(240,214)	(573,153)	(212,061)	(456,424)
Class Z	(2,422,275)	(4,933,862)	(44,722,841)	(80,579,770)	(4,361,231)	(9,005,867)	(892,973)	(1,912,424)	(2,140,784)	(3,924,908)	(1,908,856)	(3,915,901)
Net net realized gains:
Class A	—	—	—	(98,992)	(9,667)	(62,861)	(6,577)	(15,350)	(424)	(2,129)	(852)	(3,206)
Class B	—	—	—	(10,175)	(2,997)	(24,361)	(5,016)	(12,331)	(636)	(2,826)	(322)	(2,438)
Class C	—	—	—	(11,638)	(6,186)	(53,229)	(12,375)	(30,308)	(534)	(2,605)	(1,056)	(4,121)
Class G	—	—	—	(660)	(1,009)	(6,861)	(468)	(1,061)	(12)	(61)	(218)	(686)
Class T	—	—	—	(24,800)	(59,208)	(407,136)	(17,794)	(43,041)	(3,130)	(14,205)	(10,689)	(33,432)
Class Z	—	—	—	(2,982,513)	(315,886)	(1,901,844)	(168,326)	(385,488)	(25,714)	(85,098)	(94,135)	(281,187)
Total Distributions Declared to Shareholders	(3,053,865)	(6,427,819)	(47,206,894)	(87,373,401)	(5,740,268)	(13,731,272)	(1,293,138)	(2,855,069)	(2,513,896)	(4,868,862)	(2,270,899)	(4,811,043)
Net Capital Share Transactions	(6,047,503)	(5,819,391)	(44,724,265)	289,631,089	(769,546)	(8,141,811)	(210,502)	(11,089,948)	5,663,618	8,147,216	(283,379)	(1,712,479)
Net increase (decrease) in net assets	(7,273,711)	(4,573,432)	(63,763,778)	306,671,974	(3,299,539)	(8,041,358)	(773,274)	(10,944,263)	4,747,115	9,061,779	(1,266,238)	(1,718,650)
Net Assets
Beginning of period	179,757,074	184,330,506	2,473,584,124	2,166,912,150	312,867,170	320,908,528	64,266,789	75,211,052	142,186,100	133,124,321	118,808,422	120,527,072
End of period	172,483,363	179,757,074	2,409,820,346	2,473,584,124	309,567,631	312,867,170	63,493,515	64,266,789	146,933,215	142,186,100	117,542,184	118,808,422
Undistributed net investment income at end of period	109,969	108,586	1,814,405	1,808,170	99,217	93,482	27,499	26,244	91,911	84,565	52,053	47,484

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Connecticut Intermediate Municipal Bond Fund				Intermediate Municipal Bond Fund				Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006		(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006		(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	29,409	315,014	88,787	951,100	271,175	2,802,788	329,923	3,396,469	136,610	1,423,650	111,786	1,160,046
Issued in connection with merger	—	—	—	—	—	—	4,598,190	47,557,175	—	—	—	—
Distributions reinvested	8,383	89,874	18,708	199,815	96,573	998,307	136,779	1,408,753	9,110	95,167	20,565	214,139
Redemptions	(69,728)	(747,944)	(403,698)	(4,307,296)	(934,419)	(9,666,405)	(2,016,940)	(20,725,157)	(205,358)	(2,140,251)	(202,490)	(2,106,645)
Net increase (decrease)	(31,936)	(343,056)	(296,203)	(3,156,381)	(566,671)	(5,865,310)	3,047,952	31,637,240	(59,638)	(621,434)	(70,139)	(732,460)
Class B
Subscriptions	2,014	21,563	16,406	175,402	60,314	627,650	71,656	738,421	61	633	8,682	89,946
Issued in connection with merger	—	—	—	—	—	—	716,835	7,412,229	—	—	—	—
Distributions reinvested	2,382	25,534	5,738	61,296	8,860	91,602	13,605	140,134	2,075	21,681	6,530	68,030
Redemptions	(58,370)	(624,880)	(127,444)	(1,364,008)	(264,616)	(2,735,128)	(310,063)	(3,188,871)	(63,912)	(668,713)	(84,461)	(878,395)
Net increase (decrease)	(53,974)	(577,783)	(105,300)	(1,127,310)	(195,442)	(2,015,876)	492,033	5,101,913	(61,776)	(646,399)	(69,249)	(720,419)
Class C
Subscriptions	19,791	212,838	49,997	532,416	23,430	242,064	58,917	606,969	60,252	627,373	90,137	943,596
Issued in connection with merger	—	—	—	—	—	—	596,439	6,168,398	—	—	—	—
Distributions reinvested	4,493	48,161	11,828	126,404	6,685	69,105	12,023	123,773	4,515	47,165	13,508	140,682
Redemptions	(140,199)	(1,503,986)	(285,164)	(3,049,077)	(110,605)	(1,144,421)	(338,459)	(3,489,883)	(54,438)	(569,212)	(284,387)	(2,962,536)
Net increase (decrease)	(115,915)	(1,242,987)	(223,339)	(2,390,257)	(80,490)	(833,252)	328,920	3,409,257	10,329	105,326	(180,742)	(1,878,258)
Class G
Subscriptions	—	—	—	—	58	600	117	1,200	—	—	—	—
Distributions reinvested	114	1,222	233	2,483	256	2,651	1,014	10,445	1,037	10,840	2,857	29,752
Redemptions	(3,071)	(33,062)	(2)	(20)	(10,118)	(104,849)	(6,202)	(63,715)	(4,332)	(45,337)	(13,528)	(140,161)
Net increase (decrease)	(2,957)	(31,840)	231	2,463	(9,804)	(101,598)	(5,071)	(52,070)	(3,295)	(34,497)	(10,671)	(110,409)
Class T
Subscriptions	1,744	18,729	12,288	131,274	3,002	31,042	13,881	142,665	31,128	325,668	99,348	1,032,943
Distributions reinvested	22,175	237,733	50,526	539,560	21,103	218,145	50,224	516,861	60,634	633,459	162,110	1,688,524
Redemptions	(171,571)	(1,838,824)	(333,890)	(3,559,404)	(125,506)	(1,297,531)	(294,317)	(3,022,881)	(364,037)	(3,809,072)	(997,892)	(10,351,851)
Net decrease	(147,652)	(1,582,362)	(271,076)	(2,888,570)	(101,401)	(1,048,344)	(230,212)	(2,363,355)	(272,275)	(2,849,945)	(736,434)	(7,630,384)
Class Z
Subscriptions	821,608	8,811,196	2,411,242	25,715,169	16,508,508	170,611,627	27,793,295	285,702,448	2,431,541	25,408,805	4,623,108	48,113,184
Issued in connection with merger	—	—	—	—	—	—	33,441,182	345,812,138	—	—	—	—
Distributions reinvested	10,748	115,167	12,797	136,658	187,950	1,942,783	482,909	4,972,837	22,366	234,002	104,188	1,087,296
Redemptions	(1,044,475)	(11,195,838)	(2,071,528)	(22,111,163)	(20,058,607)	(207,414,295)	(37,387,020)	(384,589,319)	(2,138,706)	(22,365,404)	(4,451,667)	(46,270,361)
Net increase (decrease)	(212,119)	(2,269,475)	352,511	3,740,664	(3,362,149)	(34,859,885)	24,330,366	251,898,104	315,201	3,277,403	275,629	2,930,119

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	New Jersey Intermediate Municipal Bond Fund				New York Intermediate Municipal Bond Fund				Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006		(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006		(Unaudited) Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	15,886	161,957	107,806	1,090,228	53,577	624,172	32,367	375,729	25,562	284,472	50,980	570,341
Distributions reinvested	2,826	28,861	6,341	64,544	1,738	20,233	4,907	56,888	1,444	16,098	3,718	41,453
Redemptions	(107,794)	(1,102,524)	(255,415)	(2,602,015)	(80,164)	(935,144)	(66,955)	(775,315)	(12,790)	(142,509)	(105,137)	(1,170,133)
Net increase (decrease)	(89,082)	(911,706)	(141,268)	(1,447,243)	(24,849)	(290,739)	(29,681)	(342,698)	14,216	158,061	(50,439)	(558,339)
Class B
Subscriptions	10,694	110,229	14,221	145,113	552	6,437	13,721	160,082	6	70	3,163	35,112
Distributions reinvested	1,718	17,545	4,247	43,202	1,778	20,700	4,153	48,144	237	2,641	1,547	17,261
Redemptions	(15,342)	(157,050)	(53,688)	(544,862)	(35,972)	(417,609)	(72,876)	(844,466)	(27,738)	(311,632)	(28,006)	(312,630)
Net decrease	(2,930)	(29,276)	(35,220)	(356,547)	(33,642)	(390,472)	(55,002)	(636,240)	(27,495)	(308,921)	(23,296)	(260,257)
Class C
Subscriptions	12,633	128,632	39,868	405,242	8,442	98,419	29,510	341,844	1,647	18,383	20,150	225,873
Distributions reinvested	2,712	27,706	7,750	78,821	1,856	21,620	4,198	48,687	761	8,487	2,354	26,243
Redemptions	(121,907)	(1,247,675)	(87,895)	(891,611)	(62,736)	(728,972)	(105,290)	(1,221,557)	(46,409)	(518,817)	(33,377)	(371,704)
Net decrease	(106,562)	(1,091,337)	(40,277)	(407,548)	(52,438)	(608,933)	(71,582)	(831,026)	(44,001)	(491,947)	(10,873)	(119,588)
Class G
Subscriptions	—	—	—	—	52	600	104	1,200	—	—	—	—
Distributions reinvested	58	589	149	1,520	66	769	158	1,835	232	2,584	515	5,745
Redemptions	(467)	(4,787)	(3,318)	(33,715)	(73)	(851)	(2,110)	(24,308)	—	—	(1,667)	(18,405)
Net increase (decrease)	(409)	(4,198)	(3,169)	(32,195)	45	518	(1,848)	(21,273)	232	2,584	(1,152)	(12,660)
Class T
Subscriptions	103	1,048	4,430	45,111	7,438	86,509	11,759	135,863	3,987	44,491	10,576	117,638
Distributions reinvested	8,783	89,687	20,251	205,984	16,239	189,064	38,824	450,223	15,668	174,649	35,196	392,439
Redemptions	(17,242)	(176,871)	(123,696)	(1,255,343)	(61,815)	(718,605)	(343,161)	(3,974,844)	(89,650)	(998,383)	(81,993)	(912,734)
Net decrease	(8,356)	(86,136)	(99,015)	(1,004,248)	(38,138)	(443,032)	(292,578)	(3,388,758)	(69,995)	(779,243)	(36,221)	(402,657)
Class Z
Subscriptions	626,450	6,391,625	747,407	7,610,826	1,516,023	17,613,976	2,580,664	29,902,902	531,397	5,922,068	976,240	10,883,272
Distributions reinvested	5,489	56,068	14,220	144,733	15,440	179,758	13,574	157,584	8,051	89,869	20,072	224,289
Redemptions	(444,859)	(4,535,542)	(1,533,728)	(15,597,726)	(893,100)	(10,397,458)	(1,437,960)	(16,693,275)	(436,739)	(4,875,850)	(1,029,143)	(11,466,539)
Net increase (decrease)	187,080	1,912,151	(772,101)	(7,842,167)	638,363	7,396,276	1,156,278	13,367,211	102,709	1,136,087	(32,831)	(358,978)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04		$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.18		0.36	0.37		0.34	0.36	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)		0.07	—	(e)
Total from Investment Operations	0.11		0.43	0.02		0.41	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)	(0.37)		(0.36)	(0.35)
Net Asset Value, End of Period	$10.69		$10.76	$10.69		$11.04	$10.99
Total return (f)	1.00	%(g)	4.13%	0.15	%(h)	3.76%	3.32	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.09	%(j)	1.00%	0.94%		1.05%	1.01	%(j)
Net investment income (i)	3.33	%(j)	3.41%	3.38%		3.13%	3.29	%(j)
Waiver/Reimbursement	—		—	—	%(k)	—	0.20	%(j)
Portfolio turnover rate	9	%(g)	10%	9%		16%	15%
Net assets, end of period (000's)	$7,192		$7,586	$10,701		$13,173	$11,186

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class B Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04		$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.14		0.28	0.29		0.26	0.28	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)		0.06	—	(e)
Total from Investment Operations	0.07		0.35	(0.06)		0.32	0.28
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.28)	(0.29)		(0.27)	(0.27)
Net Asset Value, End of Period	$10.69		$10.76	$10.69		$11.04	$10.99
Total return (f)	0.63	%(g)	3.35%	(0.60	)%(h)	2.99%	2.57	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.84	%(j)	1.75%	1.69%		1.80%	1.77	%(j)
Net investment income (i)	2.58	%(j)	2.66%	2.63%		2.38%	2.54	%(j)
Waiver/Reimbursement	—		—	—	%(k)	—	0.20	%(j)
Portfolio turnover rate	9	%(g)	10%	9%		16%	15%
Net assets, end of period (000's)	$3,337		$3,941	$5,039		$6,036	$5,368

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04	$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.16		0.32	0.32	0.30	0.32	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)	0.06	—	(e)
Total from Investment Operations	0.09		0.39	(0.03)	0.36	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)	(0.31)	(0.31)
Net Asset Value, End of Period	$10.69		$10.76	$10.69	$11.04	$10.99
Total return (f)(g)	0.80	%(h)	3.72%	(0.25)%	3.35%	2.93	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.49	%(j)	1.40%	1.34%	1.45%	1.41	%(j)
Net investment income (i)	2.93	%(j)	3.01%	2.98%	2.73%	2.91	%(j)
Waiver/Reimbursement	0.35	%(j)	0.35%	0.35%	0.35%	0.55	%(j)
Portfolio turnover rate	9	%(h)	10%	9%	16%	15%
Net assets, end of period (000's)	$5,153		$6,436	$8,780	$11,408	$13,638

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04		$10.99	$10.98		$10.92
Income From Investment Operations:
Net investment income (c)	0.15		0.30	0.31		0.28	0.32	(d)	0.34	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)		0.07	—	(e)	0.06
Total from Investment Operations	0.08		0.37	(0.04)		0.35	0.32		0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)	(0.31)		(0.30)	(0.31)		(0.34)
Net Asset Value, End of Period	$10.69		$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	0.73	%(g)	3.56%	(0.40	)%(h)	3.20%	2.92	%(h)	3.79	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.64	%(j)	1.55%	1.49%		1.60%	1.63%		1.56%
Net investment income (i)	2.79	%(j)	2.85%	2.83%		2.58%	2.90%		3.21%
Waiver/Reimbursement	—		—	—	%(k)	—	0.20%		0.21%
Portfolio turnover rate	9	%(g)	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$220		$253	$249		$310	$345		$138

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated the using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.30 and $0.32, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04		$10.99	$10.98		$10.92
Income From Investment Operations:
Net investment income	0.18	(c)	0.37 (c)	0.38	(c)	0.36 (c)	0.40	(c)(d)	0.42	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)		0.06	—	(e)	0.06
Total from Investment Operations	0.11		0.44	0.03		0.42	0.40		0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.37)	(0.38)		(0.37)	(0.39)		(0.42)
Net Asset Value, End of Period	$10.69		$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	1.05	%(g)	4.23%	0.25	%(h)	3.87%	3.64	%(h)	4.51	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.99	%(j)	0.90%	0.84%		0.95%	0.92%		0.87%
Net investment income (i)	3.43	%(j)	3.51%	3.48%		3.23%	3.61%		3.90%
Waiver/Reimbursement	—		—	—	%(k)	—	0.20%		0.21%
Portfolio turnover rate	9	%(g)	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$20,941		$22,676	$25,418		$32,609	$37,766		$22,027

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investement advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.39, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.76		$10.69	$11.04		$10.99	$10.98		$10.92
Income From Investment Operations:
Net investment income	0.19	(c)	0.39 (c)	0.39	(c)	0.37 (c)	0.41	(c)(d)	0.44	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.35)		0.06	—	(e)	0.06
Total from Investment Operations	0.12		0.46	0.04		0.43	0.41		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.39)	(0.39)		(0.38)	(0.40)		(0.44)
Net Asset Value, End of Period	$10.69		$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	1.12	%(g)	4.39%	0.40	%(h)	4.02%	3.82	%(h)	4.67	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.84	%(j)	0.75%	0.69%		0.80%	0.75%		0.72%
Net investment income (i)	3.58	%(j)	3.65%	3.63%		3.38%	3.78%		4.05%
Waiver/Reimbursement	—		—	—	%(k)	—	0.20%		0.20%
Portfolio turnover rate	9	%(g)	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$135,641		$138,865	$134,144		$132,227	$145,145		$104,727

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated the using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.39 and $0.42, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2007		2006	2005 (a)	2004		2003 (b)(c)
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.65		$10.54
Income from Investment Operations:
Net investment income (d)	0.19		0.38	0.38	0.38		0.36	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.33)	0.08		0.11
Total from Investment Operations	0.11		0.48	0.05	0.46		0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)	(0.39)	(0.38)		(0.36)
From net realized gains	—		(0.02)	(0.07)	(0.01)		—
Total Distributions Declared to Shareholders	(0.19)		(0.40)	(0.46)	(0.39)		(0.36)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72		$10.65
Total return (f)(g)	1.07	%(h)	4.76%	0.45%	4.44%		4.46	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.70	%(j)	0.70%	0.81%	0.93%		0.93	%(j)
Net investment income (i)	3.72	%(j)	3.74%	3.67%	3.62%		3.61	%(j)
Waiver/Reimbursement	0.04	%(j)	0.05%	0.01%	—	%(k)	0.26	%(j)
Portfolio turnover rate	11	%(h)	18%	21%	16%		9%
Net assets, end of period (000's)	$96,257		$102,899	$70,711	$22,479		$21,484

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class B Shares	2007		2006	2005 (a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.65	$10.54
Income from Investment Operations:
Net investment income (d)	0.16		0.32	0.32	0.31	0.29	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.34)	0.08	0.11
Total from Investment Operations	0.08		0.41	(0.02)	0.39	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.31)	(0.32)	(0.31)	(0.29)
From net realized gains	—		(0.02)	(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.16)		(0.33)	(0.39)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72	$10.65
Total return (f)(g)	0.75	%(h)	4.09%	(0.20)%	3.76%	3.85	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.35	%(j)	1.35%	1.46%	1.58%	1.56	%(j)
Net investment income (i)	3.07	%(j)	3.10%	3.02%	2.98%	2.99	%(j)
Waiver/Reimbursement	0.04	%(j)	0.05%	0.01%	0.01%	0.39	%(j)
Portfolio turnover rate	11	%(h)	18%	21%	16%	9%
Net assets, end of period (000's)	$10,094		$12,203	$7,040	$2,605	$3,024

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005(a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.65	$10.54
Income from Investment Operations:
Net investment income (d)	0.18		0.36	0.36	0.36	0.34	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.33)	0.08	0.11
Total from Investment Operations	0.10		0.46	0.03	0.44	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)	(0.37)	(0.36)	(0.34)
From net realized gains	—		(0.02)	(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.18)		(0.38)	(0.44)	(0.37)	(0.34)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72	$10.65
Total return (f)(g)	0.97	%(h)	4.55%	0.25%	4.23%	4.27	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.90	%(j)	0.90%	1.01%	1.13%	1.12	%(j)
Net investment income (i)	3.52	%(j)	3.55%	3.47%	3.42%	3.41	%(j)
Waiver/Reimbursement	0.49	%(j)	0.50%	0.46%	0.45%	0.82	%(j)
Portfolio turnover rate	11	%(h)	18%	21%	16%	9%
Net assets, end of period (000's)	$10,875		$11,796	$8,318	$3,034	$1,520

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.65		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.16		0.32	0.32	0.32		0.32 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.34)	0.08		0.04	0.09
Total from Investment Operations	0.08		0.42	(0.02)	0.40		0.36	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)	(0.32)		(0.32)	(0.28)
From net realized gains	—		(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.16)		(0.34)	(0.39)	(0.33)		(0.32)	(0.28)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72		$10.65	$10.61
Total return (f)(g)	0.78	%(h)	4.14%	(0.15)%	3.81%		3.37%	3.77%
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.30	%(j)	1.30%	1.41%	1.54%		1.55%	1.53%
Net investment income (i)	3.15	%(j)	3.14%	3.07%	3.01%		3.02%	2.80%
Waiver/Reimbursement	0.04	%(j)	0.05%	0.01%	—	%(k)	0.21%	0.29%
Portfolio turnover rate	11	%(h)	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$304		$409	$458	$857		$1,992	$227

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.30 and $0.27, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.65		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.19		0.39	0.39	0.39		0.38 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.34)	0.08		0.04	0.11
Total from Investment Operations	0.11		0.49	0.05	0.47		0.42	0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.39)	(0.39)	(0.39)		(0.38)	(0.36)
From net realized gains	—		(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.19)		(0.41)	(0.46)	(0.40)		(0.38)	(0.36)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72		$10.65	$10.61
Total return (f)(g)	1.10	%(h)	4.81%	0.50%	4.49%		4.05%	4.59%
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.65	%(j)	0.65%	0.76%	0.88%		0.89%	0.86%
Net investment income (i)	3.77	%(j)	3.80%	3.72%	3.67%		3.66%	3.47%
Waiver/Reimbursement	0.04	%(j)	0.05%	0.01%	—	%(k)	0.21%	0.20%
Portfolio turnover rate	11	%(h)	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$13,837		$14,998	$17,261	$20,125		$24,307	$11,947

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.36 and $0.34, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.39		$10.31	$10.72	$10.66		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.20		0.40	0.40	0.41		0.40 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.33)	0.07		0.05	0.11
Total from Investment Operations	0.12		0.50	0.07	0.48		0.45	0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.40)	(0.41)	(0.41)		(0.40)	(0.38)
From net realized gains	—		(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.20)		(0.42)	(0.48)	(0.42)		(0.40)	(0.38)
Net Asset Value, End of Period	$10.31		$10.39	$10.31	$10.72		$10.66	$10.61
Total return (f)(g)	1.17	%(h)	4.97%	0.65%	4.55%		4.28%	4.77%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.50	%(j)	0.50%	0.61%	0.72%		0.71%	0.69%
Net investment income (i)	3.92	%(j)	3.94%	3.87%	3.83%		3.84%	3.64%
Waiver/Reimbursement	0.04	%(j)	0.05%	0.01%	—	%(k)	0.21%	0.20%
Portfolio turnover rate	11	%(h)	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$2,278,453		$2,331,279	$2,063,124	$476,484		$515,479	$258,982

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.36, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87		$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.17		0.35	0.37		0.36	0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.35)		0.05	0.10
Total from Investment Operations	0.09		0.44	0.02		0.41	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.35)	(0.37)		(0.36)	(0.33)
From net realized gains	(0.01)		(0.08)	(0.03)		—	—
Total Distributions Declared to Shareholders	(0.18)		(0.43)	(0.40)		(0.36)	(0.33)
Net Asset Value, End of Period	$10.41		$10.50	$10.49		$10.87	$10.82
Total return (e)	0.90	%(f)	4.33%	0.18	%(g)	3.91%	4.02	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.01	%(i)	0.95%	0.91%		0.98%	0.99	%(i)
Net investment income (h)	3.28	%(i)	3.39%	3.43%		3.37%	3.24	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	0.20	%(i)
Portfolio turnover rate	9	%(f)	18%	15%		12%	11%
Net assets, end of period (000's)	$6,920		$7,603	$8,332		$10,460	$6,723

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.31.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an inpact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class B Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87		$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.13		0.27	0.29		0.28	0.25	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.35)		0.05	0.10
Total from Investment Operations	0.05		0.36	(0.06)		0.33	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.27)	(0.29)		(0.28)	(0.25)
From net realized gains	(0.01)		(0.08)	(0.03)		—	—
Total Distributions Declared to Shareholders	(0.14)		(0.35)	(0.32)		(0.28)	(0.25)
Net Asset Value, End of Period	$10.41		$10.50	$10.49		$10.87	$10.82
Total return (e)	0.53	%(f)	3.55%	(0.57	)%(g)	3.13%	3.32	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.76	%(i)	1.70%	1.66%		1.73%	1.75	%(i)
Net investment income (h)	2.54	%(i)	2.64%	2.67%		2.62%	2.48	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	0.20	%(i)
Portfolio turnover rate	9	%(f)	18%	15%		12%	11%
Net assets, end of period (000's)	$1,832		$2,496	$3,220		$3,790	$3,820

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursementt/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an inpact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87	$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.15		0.31	0.32	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.34)	0.05	0.10
Total from Investment Operations	0.07		0.40	(0.02)	0.37	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)	(0.33)	(0.32)	(0.29)
From net realized gains	(0.01)		(0.08)	(0.03)	—	—
Total Distributions Declared to Shareholders	(0.16)		(0.39)	(0.36)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.41		$10.50	$10.49	$10.87	$10.82
Total return (e)(f)	0.70	%(g)	3.91%	(0.22)%	3.49%	3.65	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.41	%(i)	1.35%	1.31%	1.38%	1.39	%(i)
Net investment income (h)	2.89	%(i)	2.99%	3.02%	2.97%	2.82	%(i)
Waiver/Reimbursement	0.35	%(i)	0.35%	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	9	%(g)	18%	15%	12%	11%
Net assets, end of period (000's)	$5,041		$4,974	$6,866	$7,666	$7,621

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an inpact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.14		0.30	0.31		0.31	0.31	(d)	0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.08	(0.35)		0.05	0.06		0.09
Total from Investment Operations	0.07		0.38	(0.04)		0.36	0.37		0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.29)	(0.31)		(0.31)	(0.31)		(0.33)
From net realized gains	(0.01)		(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.16)		(0.37)	(0.34)		(0.31)	(0.31)		(0.33)
Net Asset Value, End of Period	$10.41		$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	0.63	%(g)	3.76%	(0.37	)%(f)	3.34%	3.45	%(f)	3.97	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.56	%(i)	1.50%	1.46%		1.53%	1.56%		1.52%
Net investment income (h)	2.74	%(i)	2.84%	2.87%		2.82%	2.84%		3.06%
Waiver/Reimbursement	—		—	—	%(j)	—	0.20%		0.20%
Portfolio turnover rate	9	%(g)	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$742		$783	$894		$1,101	$1,610		$1,176

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 and 2002 was $0.29 and $0.30, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized

(h)  The benefits derived from custody credits had an inpact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.18		0.36	0.38		0.38	0.38	(d)	0.40	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.35)		0.05	0.06		0.09
Total from Investment Operations	0.10		0.45	0.03		0.43	0.44		0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)	(0.38)		(0.38)	(0.38)		(0.40)
From net realized gains	(0.01)		(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.19)		(0.44)	(0.41)		(0.38)	(0.38)		(0.40)
Net Asset Value, End of Period	$10.41		$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	0.95	%(g)	4.43%	0.28	%(f)	4.01%	4.13	%(f)	4.67	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.91	%(i)	0.85%	0.81%		0.88%	0.90%		0.85%
Net investment income (h)	3.39	%(i)	3.49%	3.52%		3.47%	3.51%		3.73%
Waiver/Reimbursement	—		—	—	%(j)	—	0.20%		0.20%
Portfolio turnover rate	9	%(g)	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$43,570		$46,787	$54,474		$64,229	$76,839		$72,454

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for both years ended October 31, 2003 and 2002 was $0.36.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized

(h)  The benefits derived from custody credits had an inpact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.50		$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.18		0.38	0.39		0.39	0.40	(d)	0.41	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.09	(0.34)		0.05	0.06		0.09
Total from Investment Operations	0.11		0.47	0.05		0.44	0.46		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)	(0.40)		(0.39)	(0.40)		(0.41)
From net realized gains	(0.01)		(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.20)		(0.46)	(0.43)		(0.39)	(0.40)		(0.41)
Net Asset Value, End of Period	$10.41		$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	1.02	%(g)	4.59%	0.43	%(f)	4.17%	4.31	%(f)	4.84	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.76	%(i)	0.70%	0.66%		0.73%	0.72%		0.68%
Net investment income (h)	3.54	%(i)	3.64%	3.67%		3.62%	3.67%		3.90%
Waiver/Reimbursement	—		—	—	%(j)	—	0.20%		0.21%
Portfolio turnover rate	9	%(g)	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$251,463		$250,224	$247,122		$252,741	$296,679		$220,042

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursemnet/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.39, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,
Class A Shares	2007		2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$10.26		$10.23	$10.57		$10.50		$10.46
Income from Investment Operations:
Net investment income (c)	0.17		0.34	0.35		0.33		0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.10	(0.30)		0.10		0.12
Total from Investment Operations	0.11		0.44	0.05		0.43		0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.34)	(0.35)		(0.33)		(0.31)
From net realized gains	(0.03)		(0.07)	(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.20)		(0.41)	(0.39)		(0.36)		(0.39)
Net Asset Value, End of Period	$10.17		$10.26	$10.23		$10.57		$10.50
Total return (e)	1.07	%(f)	4.41%	0.44	%(g)	4.20	%(g)	4.12	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.27	% (i)	1.18%	1.06%		1.13%		1.14	%(i)
Net investment income (h)	3.28	%(i)	3.36%	3.33%		3.17%		2.90	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	3	%(f)	3%	14%		12%		8%
Net assets, end of period (000's)	$1,544		$2,472	$3,909		$3,819		$2,568

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,
Class B Shares	2007		2006	2005		2004		2003 (a)(b)
Net Asset value, Beginning of Period	$10.26		$10.23	$10.57		$10.50		$10.46
Income from Investment Operations:
Net investment income (c)	0.13		0.27	0.27		0.25		0.23	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.09	(0.30)		0.10		0.12
Total from Investment Operations	0.07		0.36	(0.03)		0.35		0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.26)	(0.27)		(0.25)		(0.23)
From net realized gains	(0.03)		(0.07)	(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.16)		(0.33)	(0.31)		(0.28)		(0.31)
Net Asset Value, End of Period	$10.17		$10.26	$10.23		$10.57		$10.50
Total return (e)	0.69	%(f)	3.63%	(0.30	)%(g)	3.41	%(g)	3.35	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	2.02	%(i)	1.93%	1.81%		1.89%		1.91	%(i)
Net investment income (h)	2.51	% (i)	2.62%	2.58%		2.41%		2.18	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	3	%(f)	3%	14%		12%		8%
Net assets, end of period (000's)	$1,475		$1,518	$1,873		$1,998		$1,680

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.26		$10.23	$10.57	$10.50	$10.46
Income from Investment Operations:
Net investment income (c)	0.15		0.30	0.30	0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.10	(0.29)	0.10	0.12
Total from Investment Operations	0.09		0.40	0.01	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)	(0.31)	(0.29)	(0.26)
From net realized gains	(0.03)		(0.07)	(0.04)	(0.03)	(0.08)
Total Distributions Declared to Shareholders	(0.18)		(0.37)	(0.35)	(0.32)	(0.34)
Net Asset Value, End of Period	$10.17		$10.26	$10.23	$10.57	$10.50
Total return (e)(f)	0.87	%(g)	3.99%	0.04%	3.79%	3.70	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.67	%(i)	1.58%	1.46%	1.53%	1.54	%(i)
Net investment income (h)	2.87	%(i)	2.96%	2.92%	2.77%	2.54	%(i)
Waiver/Reimbursement	0.35	%(i)	0.35%	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	3	%(g)	3%	14%	12%	8%
Net assets, end of period (000's)	$3,071		$4,192	$4,590	$4,389	$4,050

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.26		$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.14	(c)	0.29 (c)	0.29	(c)	0.28	(c)	0.26	(c)(d)	0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.09	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.08		0.38	(0.01)		0.38		0.37		0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.28)	(0.29)		(0.28)		(0.26)		(0.31)
From net realized gains	(0.03)		(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.17)		(0.35)	(0.33)		(0.31)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.17		$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	0.79	%(f)	3.83%	(0.10	)%(g)	3.63	%(g)	3.57	%(g)	4.22	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.82	%(i)	1.73%	1.61%		1.68%		1.69%		1.62%
Net investment income (h)	2.71	%(i)	2.81%	2.78%		2.64%		2.51%		3.06%
Waiver/Reimbursement	—		—	—	%(j)	0.01%		0.26%		0.21%
Portfolio turnover rate	3	%(f)	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$136		$142	$174		$192		$200		$309

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.23 and $0.28, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.26		$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.17	(c)	0.35 (c)	0.36	(c)	0.34	(c)	0.33	(c)(d)	0.39	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.10	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.11		0.45	0.06		0.44		0.44		0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.35)	(0.36)		(0.34)		(0.33)		(0.39)
From net realized gains	(0.03)		(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.20)		(0.42)	(0.40)		(0.37)		(0.41)		(0.45)
Net Asset Value, End of Period	$10.17		$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	1.12	%(f)	4.51%	0.55	%(g)	4.30	%(g)	4.25	%(g)	5.06	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.17	%(i)	1.08%	0.96%		1.04%		1.04%		0.89%
Net investment income (h)	3.36	%(i)	3.46%	3.43%		3.26%		3.20%		3.79%
Waiver/Reimbursement	—		—	—	%(j)	—	%(j)	0.20%		0.21%
Portfolio turnover rate	3	%(f)	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$5,356		$5,489	$6,484		$7,192		$7,749		$10,128

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.31 and $0.37, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.26		$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.18	(c)	0.37 (c)	0.37	(c)	0.36	(c)	0.35	(c)(d)	0.40	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.09	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.12		0.46	0.07		0.46		0.46		0.52
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)	(0.37)		(0.36)		(0.35)		(0.40)
From net realized gains	(0.03)		(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.21)		(0.43)	(0.41)		(0.39)		(0.43)		(0.46)
Net Asset Value, End of Period	$10.17		$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	1.19	%(f)	4.67%	0.70	%(g)	4.47	%(g)	4.44	%(g)	5.20	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.02	%(i)	0.93%	0.81%		0.88%		0.86%		0.76%
Net investment income (h)	3.51	%(i)	3.61%	3.58%		3.42%		3.38%		3.92%
Waiver/Reimbursement	—		—	—	%(j)	—		0.20%		0.21%
Portfolio turnover rate	3	%(f)	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$51,911		$50,453	$58,181		$66,764		$74,241		$77,554

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Trust shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursemnet/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.33 and $0.38, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,
Class A Shares	2007		2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.19		0.38	0.39		0.37		0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.08	(0.36)		0.13		0.22
Total from Investment Operations	0.12		0.46	0.03		0.50		0.55
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)	(0.39)		(0.37)		(0.33)
From net realized gains	—	(e)	(0.01)	(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.19)		(0.39)	(0.40)		(0.39)		(0.38)
Net Asset Value, End of Period	$11.61		$11.68	$11.61		$11.98		$11.87
Total return (f)	1.04	%(g)	4.04%	0.22	%(h)	4.24	%(h)	4.79	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.10	%(j)	1.06%	0.97%		1.11%		1.10	%(j)
Net investment income (i)	3.29	%(j)	3.30%	3.26%		3.06%		2.89	%(j)
Waiver/Reimbursement	—		—	—	%(k)	—	%(k)	0.20	%(j)
Portfolio turnover rate	6	%(g)	4%	4%		11%		9%
Net assets, end of period (000's)	$2,224		$2,529	$2,858		$5,836		$8,928

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(e)  Rounds to less than $0.01

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,					Period Ended October 31,
Class B Shares	2007		2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.15		0.30	0.30		0.28		0.24	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.36)		0.13		0.22
Total from Investment Operations	0.08		0.37	(0.06)		0.41		0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.29)	(0.30)		(0.28)		(0.24)
From net realized gains	—	(e)	(0.01)	(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.15)		(0.30)	(0.31)		(0.30)		(0.29)
Net Asset Value, End of Period	$11.61		$11.68	$11.61		$11.98		$11.87
Total return (f)	0.67	%(g)	3.27%	(0.53	)%(h)	3.46	%(h)	3.98	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.85	%(j)	1.81%	1.72%		1.86%		1.89	%(j)
Net investment income (i)	2.53	%(j)	2.55%	2.52%		2.31%		2.12	%(j)
Waiver/Reimbursement	—		—	—	%(k)	—	%(k)	0.20	%(j)
Portfolio turnover rate	6	%(g)	4%	4%		11%		9%
Net assets, end of period (000's)	$2,555		$2,965	$3,586		$4,295		$2,868

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(e)  Rounds to less than $0.01

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98	$11.87	$11.70
Income from Investment Operations:
Net investment income (c)	0.17		0.34	0.34	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.07	(0.36)	0.13	0.22
Total from Investment Operations	0.10		0.41	(0.02)	0.45	0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.33)	(0.34)	(0.32)	(0.29)
From net realized gains	—	(e)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions Declared to Shareholders	(0.17)		(0.34)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$11.61		$11.68	$11.61	$11.98	$11.87
Total return (f)(g)	0.85	%(h)	3.63%	(0.18)%	3.82%	4.36	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.50	%(j)	1.46%	1.37%	1.51%	1.52	%(j)
Net investment income (i)	2.88	%(j)	2.91%	2.84%	2.66%	2.45	%(j)
Waiver/Reimbursement	0.35	%(j)	0.35%	0.35%	0.35%	0.55	%(j)
Portfolio turnover rate	6	%(h)	4%	4%	11%	9%
Net assets, end of period (000's)	$1,919		$2,544	$3,360	$2,790	$2,741

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e)  Rounds to less than $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.16	(c)	0.32 (c)	0.32	(c)	0.30	(c)	0.29	(c)(d)	0.35	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.09		0.40	(0.04)		0.43		0.42		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)		(0.30)		(0.29)		(0.35)
From net realized gains	—	(e)	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.16)		(0.33)	(0.33)		(0.32)		(0.34)		(0.35)
Net Asset Value, End of Period	$11.61		$11.68	$11.61		$11.98		$11.87		$11.79
Total return (f)	0.77	%(g)	3.48%	(0.33	)%(h)	3.67	%(h)	3.56	%(h)	5.15	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.65	%(j)	1.61%	1.52%		1.66%		1.68%		1.63%
Net investment income (i)	2.73	%(j)	2.76%	2.71%		2.51%		2.39%		3.08%
Waiver/Reimbursement	—		—	—	%(k)	0.02%		0.28%		0.24%
Portfolio turnover rate	6	%(g)	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$56		$56	$77		$213		$354		$342

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.26 and $0.33, respectively.

(e)  Rounds to less than $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.20	(c)	0.39 (c)	0.40	(c)	0.38	(c)	0.36	(c)(d)	0.43	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.13		0.47	0.04		0.51		0.49		0.66
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.39)	(0.40)		(0.38)		(0.36)		(0.43)
From net realized gains	—	(e)	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.20)		(0.40)	(0.41)		(0.40)		(0.41)		(0.43)
Net Asset Value, End of Period	$11.61		$11.68	$11.61		$11.98		$11.87		$11.79
Total return (f)	1.09	%(g)	4.15%	0.32	%(h)	4.34	%(h)	4.26	%(h)	5.86	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.00	%(j)	0.96%	0.87%		1.01%		1.02%		0.96%
Net investment income (i)	3.38	%(j)	3.41%	3.36%		3.16%		3.07%		3.75%
Waiver/Reimbursement	—		—	—	%(k)	—	%(k)	0.20%		0.21%
Portfolio turnover rate	6	%(g)	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$14,095		$14,634	$17,943		$21,584		$24,384		$29,835

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.34 and $0.41 and, respectively.

(e)  Rounds to less than $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.68		$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.20	(c)	0.41 (c)	0.42	(c)	0.40	(c)	0.39	(c)(d)	0.45	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.14		0.49	0.06		0.53		0.52		0.68
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.41)	(0.42)		(0.40)		(0.39)		(0.45)
From net realized gains	—	(e)	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.21)		(0.42)	(0.43)		(0.42)		(0.44)		(0.45)
Net Asset Value, End of Period	$11.61		$11.68	$11.61		$11.98		$11.87		$11.79
Total return (f)	1.17	%(g)	4.30%	0.47	%(h)	4.51	%(h)	4.45	%(h)	6.06	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.85	%(j)	0.81%	0.72%		0.85%		0.83%		0.77%
Net investment income (i)	3.53	%(j)	3.55%	3.51%		3.32%		3.25%		3.94%
Waiver/Reimbursement	—		—	—	%(k)	—	%(k)	0.20%		0.21%
Portfolio turnover rate	6	%(g)	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$126,083		$119,457	$105,300		$91,408		$84,894		$75,632

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.43, respectively.

(e)  Rounds to less than $0.01.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54		$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.19		0.40	0.40		0.38	0.35	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.33)		0.06	0.08
Total from Investment Operations	0.10		0.44	0.07		0.44	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.40)	(0.40)		(0.38)	(0.35)
From net realized gains	(0.01)		(0.03)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.20)		(0.43)	(0.41)		(0.38)	(0.35)
Net Asset Value, End of Period	$11.11		$11.21	$11.20		$11.54	$11.48
Total return (e)	0.92	%(f)	3.98%	0.63	%(g)	3.90%	3.79	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.12	%(i)	1.02%	0.97%		1.06%	1.09	%(i)
Net investment income (h)	3.46	%(i)	3.57%	3.50%		3.33%	2.95	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	0.20	%(i)
Portfolio turnover rate	5	%(f)	10%	12%		11%	15%
Net assets, end of period (000's)	$1,129		$979	$1,544		$865	$479

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class B Shares	2007		2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54		$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.15		0.31	0.31		0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.32)		0.06	0.08
Total from Investment Operations	0.06		0.35	(0.01)		0.35	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)	(0.32)		(0.29)	(0.26)
From net realized gains	(0.01)		(0.03)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.16)		(0.34)	(0.33)		(0.29)	(0.26)
Net Asset Value, End of Period	$11.11		$11.21	$11.20		$11.54	$11.48
Total return (e)	0.55	%(f)	3.21%	(0.12	)%(g)	3.13%	3.02	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.87	%(i)	1.77%	1.72%		1.81%	1.80	%(i)
Net investment income (h)	2.79	%(i)	2.82%	2.75%		2.58%	2.24	%(i)
Waiver/Reimbursement	—		—	—	%(j)	—	0.20	%(i)
Portfolio turnover rate	5	%(f)	10%	12%		11%	15%
Net assets, end of period (000's)	$328		$638	$899		$981	$780

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class C Shares	2007		2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54	$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.17		0.35	0.35	0.33	0.30	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.32)	0.06	0.08
Total from Investment Operations	0.08		0.39	0.03	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.35)	(0.36)	(0.33)	(0.30)
From net realized gains	(0.01)		(0.03)	(0.01)	—	—
Total Distributions Declared to Shareholders	(0.18)		(0.38)	(0.37)	(0.33)	(0.30)
Net Asset Value, End of Period	$11.11		$11.21	$11.20	$11.54	$11.48
Total return (e)(f)	0.72	%(g)	3.57%	0.23%	3.49%	3.37	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.52	%(i)	1.42%	1.37%	1.46%	1.47	%(i)
Net investment income (h)	3.10	%(i)	3.17%	3.10%	2.92%	2.58	%(i)
Waiver/Reimbursement	0.35	%(i)	0.35%	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	5	%(g)	10%	12%	11%	15%
Net assets, end of period (000's)	$865		$1,365	$1,487	$1,695	$2,031

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54		$11.48	$11.41		$11.30
Income from Investment Operations:
Net investment income	0.16	(c)	0.34 (c)	0.34	(c)	0.32 (c)	0.29	(c)(d)	0.37	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.33)		0.06	0.07		0.11
Total from Investment Operations	0.07		0.38	0.01		0.38	0.36		0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.34)	(0.34)		(0.32)	(0.29)		(0.37)
From net realized gains	(0.01)		(0.03)	(0.01)		—	—		—
Total Distributions Declared to Shareholders	(0.17)		(0.37)	(0.35)		(0.32)	(0.29)		(0.37)
Net Asset Value, End of Period	$11.11		$11.21	$11.20		$11.54	$11.48		$11.41
Total return (e)	0.64	%(f)	3.42%	0.08	%(g)	3.34%	3.22	%(g)	4.36	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.67	%(i)	1.57%	1.52%		1.61%	1.62%		1.55%
Net investment income (h)	2.93	%(i)	3.02%	2.96%		2.78%	2.60%		3.34%
Waiver/Reimbursement	—		—	—	%(j)	—	0.20%		0.21%
Portfolio turnover rate	5	%(f)	10%	12%		11%	15%		19%
Net assets, end of period (000's)	$239		$239	$252		$379	$455		$440

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were renamed Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.26 and $0.35, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2007		2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54		$11.48		$11.41		$11.30
Income from Investment Operations:
Net investment income 0.21(c)	0.42	(c)	0.43 (c)	0.41	(c)	0.39	(c)(d)	0.47		(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.33)		0.06		0.07		0.11
Total from Investment Operations	0.12		0.46	0.10		0.47		0.46		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.42)	(0.43)		(0.41)		(0.39)		(0.47)
From net realized gains	(0.01)		(0.03)	(0.01)		—		—		—
Total Distributions Declared to Shareholders	(0.22)		(0.45)	(0.44)		(0.41)		(0.39)		(0.47)
Net Asset Value, End of Period	$11.11		$11.21	$11.20		$11.54		$11.48		$11.41
Total return (e)	1.04	%(f)	4.25%	0.88	%(g)	4.17%		4.07	%(g)	5.23	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.87	%(i)	0.77%	0.72%		0.81%		0.80%		0.73%
Net investment income (h)	3.73	%(i)	3.81%	3.75%		3.58%		3.41%		4.16%
Waiver/Reimbursement	—		—	—	%(j)	—		0.20%		0.21%
Portfolio turnover rate	5	%(f)	10%	12%		11%		15%		19%
Net assets, end of period (000's)	$11,002		$11,879	$12,284		$14,479		$41,113		$45,683

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were renamed Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.45, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2007		2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.21		$11.20	$11.54		$11.48	$11.41		$11.30
Income from Investment Operations:
Net investment income	0.21	(c)	0.42 (c)	0.43	(c)	0.41 (c)	0.39	(d)	0.47	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.33)		0.06	0.07		0.11
Total from Investment Operations	0.12		0.46	0.10		0.47	0.46		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.42)	(0.43)		(0.41)	(0.39)		(0.47)
From net realized gains	(0.01)		(0.03)	(0.01)		—	—		—
Total Distributions Declared to Shareholders	(0.22)		(0.45)	(0.44)		(0.41)	(0.39)		(0.47)
Net Asset Value, End of Period	$11.11		$11.21	$11.20		$11.54	$11.48		$11.41
Total return (e)	1.04	%(f)	4.25%	0.88	%(g)	4.17%	4.08	%(g)	5.26	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.87	%(i)	0.77%	0.72%		0.81%	0.79%		0.72%
Net investment income (h)	3.73	%(i)	3.81%	3.75%		3.58%	3.41%		4.17%
Waiver/Reimbursement	—		—	—	%(j)	—	0.20%		0.20%
Portfolio turnover rate	5	%(f)	10%	12%		11%	15%		19%
Net assets, end of period (000's)	$103,980		$103,708	$104,062		$109,050	$99,627		$93,143

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were renamed Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.45, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits has an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Bond Funds
April 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following funds of the Trust (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia Connecticut Intermediate Municipal Bond Fund ("Connecticut")

Columbia Intermediate Municipal Bond Fund ("Intermediate Municipal")

Columbia Massachusetts Intermediate Municipal Bond Fund ("Massachusetts")

Columbia New Jersey Intermediate Municipal Bond Fund ("New Jersey")

Columbia New York Intermediate Municipal Bond Fund ("New York")

Columbia Rhode Island Intermediate Municipal Bond Fund ("Rhode Island")

Investment Goal

Each Fund, with the exception of Intermediate Municipal, seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal. Intermediate Municipal seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital. All Funds are non-diversified except for Intermediate Municipal and New Jersey. Intermediate Municipal is a diversified portfolio. New Jersey is operating as a diversified investment company.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own expense structure and, as applicable, sales charges.

Class A and Class T shares are subject to a maximum front-end sales charge of 3.25% and 4.75%, respectively, based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B and Class G shares are subject to a maximum CDSC of 3.00% and 5.00%, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

If a security is valued at "fair value," such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Funds may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes a Fund to subsequently invest at less advantageous prices. Each Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2006 was as follows:

	October 31, 2006
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Connecticut	$6,427,819	$—	$—
Intermediate Municipal	84,123,801	454,958	2,794,642
Massachusetts	11,274,980	—	2,456,292
New Jersey	2,367,490	6,046	481,533
New York	4,761,938	19,119	87,805
Rhode Island	4,485,973	15,493	309,577

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Connecticut	$4,989,834	$(249,692)	$4,740,142
Intermediate Municipal	66,491,274	(2,428,390)	64,062,884
Massachusetts	7,802,407	(433,073)	7,369,334
New Jersey	2,272,162	(7,563)	2,264,599
New York	5,071,993	(206,013)	4,865,980
Rhode Island	4,019,282	(136,740)	3,882,542

The following capital loss carryforwards, determined as of October 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2008	2013	Total
Connecticut	$227,160	$—	$227,160
Intermediate Municipal	143,922	792,725	936,647

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets as follows:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six months ended April 30, 2007, the annualized effective investment advisory fee rates for the Funds, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.48%
Intermediate Municipal	0.41%
Massachusetts	0.48%
New Jersey	0.48%
New York	0.48%
Rhode Island	0.48%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.067% of each Fund's average daily net assets.

Pricing & Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund pays a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee during any year shall not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds' portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Funds under the Services Agreement was as follows:

Connecticut	$19,341
Intermediate Municipal	31,867
Massachusetts	22,650
New Jersey	16,466
New York	18,437
Rhode Island	17,830

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses and charges as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.054%
Intermediate Municipal	0.011%
Massachusetts	0.039%
New Jersey	0.116%
New York	0.060%
Rhode Island	0.071%

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer agent fees, as a percentage of the Funds' average daily net assets, were as follows:

Transfer Agent Fee Rates
Connecticut	0.09%
Intermediate Municipal	0.01%
Massachusetts	0.09%
New Jersey	0.10%
New York	0.10%
Rhode Island	0.10%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the six months ended April 30, 2007, the Distributor has retained net underwriting discounts on sales of the Funds' Class A and Class T shares. and net CDSC fees as follows:

	Front-End Sales Charge		CDSC
	Class A	Class T	Class A	Class B	Class C	Class G
Connecticut	$277	$39	$—	$9,037	$1	$640
Intermediate Municipal	2,214	—	—	5,092	268	1,500
Massachusetts	692	194	—	9,905	1	977
New Jersey	88	6	5,000	3,465	97	40
New York	76	236	—	6,030	1,046	—
Rhode Island	337	137	—	8441	1	—

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

The Funds have adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee			Service Fee
	Class B	Class C	Class G2	Class A	Class B	Class C	Class G2
Connecticut	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
Intermediate Municipal	0.65%	0.65%[3]	0.65%	0.20%	0.20%	0.20%	0.50%
Massachusetts	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
New Jersey	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
New York	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
Rhode Island	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%

1  The Distributor has voluntarily agreed to waive a portion of Class C shares distribution fees so that the combined distribution and service fees will not exceed 0.65% annually of average net assets.

2  Under the Plans, the Funds do not intend to pay more than a total of 0.80% annually in distribution and service fees for Class G shares. Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administrative support fees.

3  The Distributor has voluntarily agreed to waive a portion of Intermediate Municipal's Class C share distribution fees so that the combined distribution and service fees will not exceed 0.40% annually of average net assets.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fee

Each Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T and Class Z shareholders by their financial advisors. Currently, the service plan has not been implemented with respect to the Funds' Class Z shares. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. Connecticut, Intermediate Municipal, Massachusetts, New Jersey and New York do not intend to pay more than 0.15% during the current fiscal year annually for Class T shareholder services fees. No fees were charged during the current fiscal year under the Class T service plan with respect to Rhode Island.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse certain expenses for Intermediate Municipal until February 28, 2008 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.50% annually of Intermediate Municipal's average daily net assets. There is no guarantee that this arrangement will continue after February 28, 2008.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

As a result of mergers discussed in Note 9, Intermediate Municipal assumed the liabilities of the deferred compensation plan of certain funds. The deferred compensation plan of these funds may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

to plan participants are paid solely out of Intermediate Municipal's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Connecticut	$15,375,936	$19,292,024
Intermediate Municipal	266,378,313	302,179,457
Massachusetts	27,366,444	26,178,190
New Jersey	2,132,592	2,080,753
New York	12,045,026	8,684,010
Rhode Island	5,820,240	7,779,126

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended April 30, 2007, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of April 30, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Connecticut	74.4
Intermediate Municipal	89.3
Massachusetts	79.1
New Jersey	76.1
New York	85.7
Rhode Island	85.2

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated Aaa by Moody's Investor's Service, Inc. (Moody's) or rated AAA by Standard & Poor's, except for Radian Asset Assurance, Inc., which is rated Aa3 and AA by Moody's and Standard & Poor's, respectively. At April 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Connecticut

Insurer	% of Total Investments
MBIA Insurance Corp.	21.4
Financial Guaranty Insurance Corp.	11.4
AMBAC Assurance Corp.	10.4
Financial Security Assurance, Inc.	9.9

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

Intermediate Municipal

Insurer	% of Total Investments
MBIA Insurance Corp.	17.9
Financial Security Assurance, Inc.	13.4
Financial Guaranty Insurance Corp.	11.5
AMBAC Assurance Corp.	11.5

Massachusetts

Insurer	% of Total Investments
MBIA Insurance Corp.	23.4
AMBAC Assurance Corp.	16.2
Financial Security Assurance, Inc	9.7
Financial Guaranty Insurance, Inc	6.8

New Jersey

Insurer	% of Total Investments
Financial Security Assurance, Inc.	16.1
AMBAC Assurance Corp.	16.0
Financial Guaranty Insurance Corp.	15.4
MBIA Insurance Corp.	13.2

New York

Insurer	% of Total Investments
MBIA Insurance Corp.	18.6
Financial Guaranty Insurance Corp.	12.7
AMBAC Assurance Corp.	9.1

Rhode Island

Insurer	% of Total Investments
MBIA Insurance Corp.	27.0
Financial Guaranty Insurance Corp.	26.4
AMBAC Assurance Corp.	16.1
Financial Guaranty Insurance Corp.	10.6
XL Capital Assurance, Inc.	7.2

Geographic Concentration

Connecticut, Massachusetts, New Jersey, New York and Rhode Island have greater than 5% of their total investments at April 30, 2007 invested in debt obligations issued by each state and their political subdivisions, agencies and public authorities. The Funds are more susceptible to economic and political factors adversely affecting issuers of each state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Issuer Focus

As a non-diversified fund, Connecticut, Massachusetts, New York and Rhode Island may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. These Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in the Fund.

Each Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuers does not comply with relevant tax requirement, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a

Columbia Tax-Exempt Bond Funds (continued)
April 30, 2007 (Unaudited)

stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 9. Business Combinations and Mergers

After the close of business on September 15, 2006, Columbia Florida Intermediate Municipal Bond Fund and Columbia Texas Intermediate Municipal Bond Fund (collectively, the "Target Funds") merged into Intermediate Municipal. Columbia Intermediate Municipal Bond Fund received a tax-free transfer of assets as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Columbia Florida Intermediate Municipal Bond Fund	22,955,487	$237,323,042	$7,315,967
Columbia Texas Intermediate Municipal Bond Fund	16,397,159	169,626,898	4,962,702

Net Assets of Intermediate Municipal Prior to Combination	Net Assets of Target Funds Immediately Prior to Combination	Net Assets of Intermediate Municipal Immediately After Combination
$2,073,854,846	$406,949,940	$2,480,804,786

*  Unrealized appreciation is included in the Net Assets Received.

This page intentionally left blank.

Important Information About This Report – Columbia Tax-Exempt Bond Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the the Columbia Tax-Exempt Bond Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for each fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about each fund. You should read it carefully before you invest.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Tax-Exempt Bond Funds

Semiannual Report – April 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/130868-0407 (06/07) 07/38994

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 25, 2007